Registration No. 333-148459

Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒

and

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 58	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT C

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Senior Vice President, General Counsel and Secretary
Annuity Investors Life Insurance Company	Annuity Investors Life Insurance Company
P.O. Box 5423	P.O. Box 5423
Cincinnati, Ohio 45201-5423	Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
9277 Centre Point Drive, Suite 300
West Chester, Ohio 45069

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this registration statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 1, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in Annuity Investors Variable Account C under ContributorPlus individual flexible premium deferred variable annuity contracts

ANNUITY INVESTORS VARIABLE ACCOUNT C

ContributorPlus Contract—File No. 333-148459

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus

1. Cover Page	Cover Page

2. Definitions	Definitions (Definitions used in specific sections are defined in those sections.)

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information

(a) Accumulation unit values	Condensed Financial Information, Appendix A

(b) Financial statements	Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies

(a) Depositor	Annuity Investors Life Insurance Company®

(b) Registrant	The Separate Account

(c) Portfolio companies	The Portfolios

(d) Portfolios prospectuses	The Portfolios

(e) Voting	Voting of Portfolio Shares

(f) Administrator	Not Applicable

6. Deductions and Expenses

(a) Deductions	Fees and Charges; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit

(b) Sales load	Early Withdrawal Charge

(c) Special purchase plans	Waiver of Early Withdrawal Charges; Additional Information about Waivers

(d) Commissions	Distribution and Compensation Arrangements

(e) Portfolio company expenses	Expense Tables

(f) Operating expenses	Expense Tables

7. General Description of Variable Annuity Contracts

(a) Persons with rights	Ownership Provisions; Annuitant Provisions; Beneficiary Provisions; Payees under the Contract; Voting of Portfolio Shares

(b) (i) Allocations of premium payments	Purchase Payments; Allocations to Investment Options; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit

(ii) Transfers	Transfers; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit

(iii) Exchanges	Not Applicable

(c) Changes in contracts or operations	The Contract; The Separate Account

(d) Inquiries	How Do I Contact the Company?

(e) Frequent transfer risks	Transfer Restrictions Related to Active Trading Strategies; Appendix B: Transfer Restrictions

8. Annuity Period	Definitions; Annuity Benefit; Settlement Options

9. Death Benefit	Death Benefit; Settlement Options

10. Purchases and Contract Values

(a) Purchases	Purchase Payments

(b) Impact of portfolio company investment performance	Purchase Payments

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Form N-4 Part A Item No.	Heading in Prospectus

(c) Daily calculation	Purchase Payments; Definitions

(d) Underwriter	Distribution and Compensation Arrangements

11. Redemptions

(a) Redemptions	Withdrawals and Surrenders

(b) Texas Optional Retirement Program	Not applicable

(c) Check delay	Withdrawals and Surrenders

(d) Involuntary redemption	Transfers; Our Right to Terminate

(e) Free look	Your Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Annuity Investors Life Insurance Company

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)

15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) General Information and History

18. Services

(a) Fees and expenses of registrant	(Prospectus) Expense Tables

(b) Management contracts	Not Applicable

(c) Custodian	Not Applicable

Independent auditors	(SAI) Experts

(d) Assets of registrant	Not Applicable

(e) Affiliated persons	Not Applicable

(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered

(a) Purchases	See Items No. 6(a), 6(b), 6(c) and 7(b) above

(b) Sales load	See Items No. 6(b), 6(c), 6(d) and 10(d) above

(c) Frequent transfer arrangements	Not Applicable

20. Underwriters	See Item 10(d) above; (SAI) Distribution of the Contracts

21. Calculation of Performance Data

(a) Money market funded subaccounts	(SAI) Standardized Yield for the Money Market Subaccount

(b) Other subaccounts	(SAI) Performance Information; Appendices A and B to SAI

22. Annuity Payments	(SAI) Form of Benefit Payments Under Settlement Options; (SAI) Glossary of Financial Terms

23. Financial Statements	(SAI) Financial Statements

Form N-4 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

Contributor Plus®

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

PROSPECTUS DATED MAY 1, 2012

This prospectus describes an individual flexible premium deferred variable annuity contract (the “Contract”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contract.

The Contract is available for tax-qualified and non-tax-qualified annuity purchases. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contract offers tax-deferred treatment of earnings, Annuity Benefits, a Death Benefit, and an optional Enhanced Death Benefit. The Contract offers both variable and fixed investment options. The Contract also offers a Purchase Payment bonus. The Contract’s fees and charges may be higher than those of a contract without a purchase payment bonus and the amount of the Purchase Payment bonus under the Contact may be more than offset by the Contract’s higher fees and charges. In addition, the early withdrawal charges under the Contract may be assessed for a longer period than those under a contract without a purchase payment bonus. More information about the Purchase Payment bonus is included in the Purchase Payment Bonus section of this prospectus.

The variable investment options are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). The Contract currently offers 43 Subaccounts. Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Portfolios are listed below.

American Century Variable Portfolios	Invesco Variable Insurance Funds*
-Large Company Value Fund-Class II	-Invesco V.I. Global Real Estate Fund-Series II Shares
-Mid Cap Value Fund-Class II	-Invesco V.I. International Growth Fund-Series II Shares
-Vista SM Fund-Class I	-Invesco V.I. Mid Cap Core Equity Fund-Series II Shares
-Invesco V.I. Small Cap Equity Fund-Series I Shares
Davis Variable Account Fund, Inc.	-Invesco Van Kampen V.I. Comstock Fund-Class I
-Value Portfolio	-Invesco Van Kampen V.I. Mid Cap Growth Fund-Series II Shares**
-Invesco Van Kampen V.I. American Value Fund-Class I***
The Dreyfus Socially Responsible Growth Fund, Inc.
-Service Shares	Janus Aspen Series
-Balanced Portfolio-Service Shares
Dreyfus Stock Index Fund, Inc.	-Enterprise Portfolio-Service Shares
-Service Shares	-Janus Portfolio-Service Shares
-Overseas Portfolio-Service Shares
Dreyfus Variable Investment Fund
-Money Market Portfolio	Morgan Stanley-The Universal Institutional Funds, Inc.
-Mid Cap Growth Portfolio-Class I
DWS Variable Series II
-Dreman Small Mid Cap Value VIP-Class B	Neuberger Berman Advisers Management Trust
-Global Thematic VIP-Class A	-Guardian Portfolio-Class S

Financial Investors Variable Insurance Trust	Oppenheimer Variable Account Funds
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	-Capital Appreciation Fund-Service Shares
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	-Global Securities Fund-Service Shares
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II	-Main Street Fund®-Service Shares
-Ibbotson Income and Growth ETF Asset Allocation Portfolio- Class II	-Main Street Small & Mid-Cap Fund-Service Shares

Franklin Templeton Variable Insurance Products Trust	PIMCO Variable Insurance Trust
-Franklin Small Cap Value Securities Fund-Class 2	-High Yield Portfolio-Administrative Class
-Franklin U.S. Government Fund-Class 2	-Real Return Portfolio-Administrative Class
-Mutual Global Discovery Securities Fund-Class 2	-Total Return Portfolio-Administrative Class
-Mutual Shares Securities Fund-Class 2
-Templeton Foreign Securities Fund-Class 2	Wilshire Variable Insurance Trust
-Templeton Global Bond Securities Fund-Class 2	-2015 ETF Fund
-2025 ETF Fund
-2035 ETF Fund

*	The full legal name of Invesco Variable Insurance Funds is AIM Invesco Variable Insurance Funds (Invesco Variable Insurance Funds).

2012 Portfolio Changes

**	On April 30, 2012 the Invesco V.I. Capital Development Fund (the “Target Fund”) was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations.

***	On July 15, 2012 the Invesco Van Kampen V.I Mid Cap Value Fund, a series of the Invesco Variable Insurance Funds, will change its name to the Invesco Van Kampen V.I. American Value Fund. The list above reflects this change.

The following investment option is available only to Contract Owners who held Accumulation Units in the Subaccount on April 30, 2012:

•	Calamos® AT Growth and Income Portfolio Subaccount

If you still have funds allocated to this closed Subaccount, please see the supplemental prospectus that accompanies this document.

The Contract currently offers one fixed investment option: the Fixed Accumulation Account. This fixed investment option is provided through the Company’s Fixed Account.

This prospectus includes information you should know before investing in a Contract. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2012, contains more information about the Separate Account and the Contract. The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus. For a free copy of the SAI, complete and return the form on the last page of this prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as other information regarding the Contract, the Separate Account or the Company) at the Securities and Exchange Commission web site: www.sec.gov. The registration number for the Contract is 333-148459.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	The Contract may be sold by a bank or credit union, but it is not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contract is not FDIC or NCUSIF insured.

•	The Contract involves investment risk and may lose value.

Contract Availability

The Contract is not available in all states. To find out if it is available in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Right to Cancel

You may cancel your Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Overview

A brief overview of the Contract is included on pages 10-12 of this prospectus.

DEFINITIONS

The capitalized terms defined in this section of the prospectus will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contract, but which are not defined in this section, will be explained in the section of this prospectus where they are primarily used.

Account Value

The sum of your “variable account value” and your “fixed account value.”

•	Your “variable account value” is the value of your interest in all of the Subaccounts.

•	Your “fixed account value” is the value of your interest in the Fixed Accumulation Account.

Accumulation Unit

A unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.”

Annuitant

The natural person on whose life Annuity Benefit payments are based. Annuity Benefit payments generally are made to the Annuitant as payee.

More information about the Annuitant is included in the Contract section of this prospectus.

Annuity Benefit

The payments that may be made under the Annuity Benefit section of the Contract.

Beneficiary

The person entitled to receive any Death Benefit that is to be paid under the Contract.

More information about the Beneficiary is included in the Contract section of the prospectus.

Benefit Unit

A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date. The value of a Benefit Unit is referred to as the “Benefit Unit Value.”

Company

Annuity Investors Life Insurance Company®.

•	The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.

Commencement Date

The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.

•

The Annuity Commencement Date is the first day of the first payment interval for which payment of an Annuity Benefit is to be made. The Annuity Commencement Date on the Contract effective date is shown on the Contract specifications page.

•

The Death Benefit Commencement Date is (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.

Contract

A contract described in this prospectus.

•	The term “Contract” includes any riders or endorsements to the Contract, any application for the Contract, and any application for a rider or an endorsement to the Contract.

Contract Anniversary

The date in each year that is the annual anniversary of the Contract effective date. The Contract effective date is the date that the Contract is issued. The Contract effective date is set out on the Contract specifications page.

Contract Year

Each 12 month period that begins on the Contract effective date or on a Contract Anniversary.

Death Benefit

The benefit described in the Death Benefit section of the Contract.

Fixed Account

The Fixed Account is part of the Company’s general account. The Fixed Accumulation Account is provided through the Fixed Account.

Good Order

We cannot process information or a request until we have received your instructions in “Good Order” at our Administrative Office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

Net Investment Factor

The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

The Net Investment Factor for each Valuation Period reflects changes in the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits or charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner

The owner of the Contract.

•	The words “you” and “your” in this prospectus also refer to the Owner.

Portfolio

A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payment

An amount received by us for the Contract. This amount is after the deduction of applicable premium or other taxes.

Separate Account

Annuity Investors Variable Account C, which is an account that was established and is maintained by the Company.

Subaccount

A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this prospectus.

Surrender Value

An amount equal to your Account Value as of the end of the applicable Valuation Period, reduced by:

•	any fees or charges that would apply upon a surrender;

•	any applicable premium tax or other taxes not previously deducted; and

•	the outstanding balance of any loans.

SEC

Securities and Exchange Commission.

Tax Qualified Contract

A contract that is intended to qualify for special tax treatment for certain retirement savings arrangements. The Contract specifications page indicates whether the Contract is a Tax-Qualified Contract.

Valuation Date

Each day on which the New York Stock Exchange is open for business.

Valuation Period

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request

Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

Additional Details

The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value, fixed account value, Accumulation Unit Values, and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses you will pay when you buy your Contract, during the time that you own your Contract, and when you withdraw money from your Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time you buy your Contract, withdraw money from your Contract, surrender your Contract, annuitize your Contract, make a transfer between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Early withdrawal charge on withdrawals and on surrender or annuitization	9.00%	9.00%
Transfer Fee	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Processing Fee	None	$50
Loan Interest Spread	3.00%	5.00%

The early withdrawal charge is calculated as a percentage of the Purchase Payment and any related bonus withdrawn, surrendered or annuitized. This charge applies to each Purchase Payment and any related bonus separately. The charge on each Purchase Payment and any related bonus decreases to zero after 8 years. We waive the early withdrawal charge that would otherwise apply if you annuitize your Contract for life or for a fixed period of at least 10 years and under other circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

The transfer fee currently applies to each transfer in excess of 12 in any Contract Year.

Loans are available only on certain Tax Qualified Contracts. Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The Loan Interest Spread is the difference between the interest rate we charge you on a loan and the interest rate we credit to collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral is 3%, the maximum loan interest spread is 5%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest spread will be higher than 5%.

If you cancel the Contract during the right to cancel period, we generally will recapture all bonus amounts credited to the Purchase Payments during that period. In addition, we will recapture the amount of any bonus credited to a Purchase Payment made within the 12 month period that ends on the Death Benefit Valuation Date. Additional information about the recapture of bonus amounts is set out in the following sections of this prospectus: Death Benefit and Your Right to Cancel.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

	Standard Contract	Contract with Enhanced Death Benefit Rider	Contract with Enhanced Death Benefit Rider Issued Before 5/1/09
Annual Contract Maintenance Fee	$30	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.40%	1.65%	1.60%
Administration Charge	0.15%	0.15%	0.15%

Total Separate Account Annual Expenses	1.55%	1.80%	1.75%

If you surrender your Contract, we will apply the contract maintenance fee at that time.

The Enhanced Death Benefit Rider is optional. If you want to add the Enhanced Death Benefit Rider to your Contract, you must request it when you purchase your Contract. There is no separate charge for this Rider but, if you select the Rider when you buy your Contract, a higher mortality and expense risk charge will apply to your Contract. See the Death Benefit section of this prospectus for more information about this Rider.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.52%	1.39%

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2011. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust (Ibbotson portfolios) and the Wilshire Variable Insurance Trust (Wilshire portfolios) are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than funds that invest directly in securities.

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.

The maximum expenses are the expenses of the Invesco Global Real Estate Fund.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:

•	early withdrawal charges (described in Table A above);

•	annual contract maintenance fee and Separate Account annual expenses (described in Table B above); and

•	Portfolio operating expenses (described in Table C above).

Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Optional Death Benefit Rider and Maximum Fund Operating Expenses

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.80% are incurred.

•	The maximum Portfolio expenses (1.39%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of early withdrawal charges on your costs.

In this table, we assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$1,257	$1,840	$2,523	$4,743

In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$357	$1,140	$2,023	$4,743

Example 2: Contract with No Riders and Minimum Fund Operating Expenses

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You do not select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.55% are incurred.

•	The minimum Portfolio expenses (0.52%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of early withdrawal charges on your costs.

In this table, we assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$1,144	$1,485	$1,906	$3,370

In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$244	$785	$1,406	$3,370

FINANCIAL INFORMATION

Condensed Financial Information

Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes:

•	year-end accumulation unit values for each Subaccount for the year ended December 31, 2010, and the year ended December 31, 2011; and

•	number of accumulation units outstanding as of the end of the period or year.

Financial Statements

The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is an account that was established and is maintained by the Company. It is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.

What Is the Contract?

The Contract is an individual deferred variable annuity, which is an insurance product. It is a contract between you and the Company, under which we promise to pay a stream of payments to you at some future date. Like other variable annuities, it is designed to be a long-term investment, to meet retirement and other long-range goals.

The Contract offers both variable and fixed investment options to which you can allocate Purchase Payments. The value of your investment as a variable annuity owner will vary depending on the performance of the investment options you choose.

What Benefits Are Available under the Contract?

Annuity Benefit	If you annuitize your Contract, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. This feature helps protect you against the possibility that you will outlive your assets.

Death Benefit	We will generally pay a Death Benefit to your Beneficiary if you die before the Annuity Commencement Date and before you surrender the Contract.

Optional Enhanced Death Benefit

If you select the Enhanced Death Benefit Rider when you purchase your Contract, it will ensure that historical Account Values are considered in the calculation of the Death Benefit.

You cannot terminate this Rider after the Contract effective date.

Purchase Payment Bonus	We will credit a bonus to each Purchase Payment that we receive during the life of the Contract.

Tax Deferral

Your Contract is tax-deferred. This means you pay no taxes on the interest and investment gains in your Contract until you withdraw money from your Contract. You may transfer money from one investment option to another within your Contract without paying tax at the time of the transfer.

If your Contract was issued in conjunction with a retirement arrangement that provides tax deferral, the Contract will not provide additional tax deferral and should be purchased for its other benefits and features.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. For more information about how withdrawals impact the Death Benefit, see the Other Information about the Death Benefit Amount section of this prospectus and the examples in Appendix C.

What Are the Risks Related to the Contract?

•	The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

•	Claims related to the annuity and death benefits are backed only by the claims paying ability of the Company.

•	An early withdrawal charge may apply if you withdraw money from your Contract or surrender or annuitize your Contract.

•	If you withdraw money from your Contract or surrender your Contract before age 59 1/2, a penalty tax may be applicable.

How Do I Purchase or Cancel a Contract?

You may purchase a Contract only through a registered securities representative. The minimum initial Purchase Payment is $20,000. Other information about purchasing a Contract is set out in the Purchase Payments section of this prospectus. More information about ownership of a Contract is included in The Contract section of this prospectus.

You may cancel your Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

What Fees and Charges Apply to the Contract?

We will charge the fees and charges listed below.

• An annual Contract maintenance fee	• A mortality and expense risk charge

• A transfer fee for certain transfers among investment options	• Premium taxes, if any

• An early withdrawal charge, if applicable	• Loan processing fee, if applicable

• An administration charge

We may reduce or waive a fee or charge as discussed in the Fees and Charges section of this prospectus. The mortality and expense risk charge may never be entirely waived.

In addition to fees and charges under the Contract, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December 31, 2011 are described in the prospectuses of the Portfolios.

Will Any Charges or Penalties Apply if I Make Withdrawals or Surrender or Annuitize the Contract?

An early withdrawal charge may apply if you make withdrawals from your Contract, surrender your Contract or annuitize your Contract. This early withdrawal charge is sometimes called a deferred sales load or a surrender charge. In addition, we will deduct the annual Contract maintenance fee when you surrender your Contract. These charges and fees are described in the Fees and Charges section of this prospectus.

If you withdraw money from or surrender a Tax-Qualified Contract, the full amount withdrawn or surrendered is generally subject to income tax. If you withdraw money from or surrender any other Contract, only the amount representing gains is subject to income tax. If you are under age 59 1/2, the taxable amount is also generally subject to a 10% federal penalty tax. Tax consequences of a withdrawal or a surrender are described more fully in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement arrangements.

How Do I Contact the Company?

Any questions or inquiries should be directed to our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include your Contract number and your name. You may also call us at 1-800-789-6771 or contact us through our web site, www.gafri.com.

THE PORTFOLIOS

Overview

The Separate Account currently is divided into 43 Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the Portfolio’s investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of the prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.

You are responsible for choosing Subaccounts and making allocations that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making these decisions, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you. You bear the risk that the value of your Contract may decline as a result of the performance of the Subaccounts you have chosen. Therefore, you should carefully consider any decisions regarding Purchase Payment allocations and transfers to a Subaccount. You should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate. We do not provide investment advice and we do not recommend or endorse any of the available investment options in the Contract.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table below is structured as a “fund of funds.” A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invest directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.

Large Company Value Fund	Class II	American Century Investment Management	Domestic equity: Large value

Mid Cap Value Fund	Class II	American Century Investment Management	Domestic equity: Mid cap value

VistaSM Fund	Class I	American Century Investment Management	Domestic equity: Mid cap growth

Davis Variable Account Fund, Inc.

Value Portfolio	N/A	Davis Selected Advisors Sub-Advisor: Davis Selected Advisers-NY	Domestic equity: Large blend

Dreyfus

The Dreyfus Socially Responsible Growth Fund, Inc.	Service	The Dreyfus Corporation	Domestic equity: Large growth

Dreyfus Stock Index Fund, Inc.	Service	The Dreyfus Corporation Index Manager: Mellon Capitol Management Corporation*	Domestic equity: Large blend

Dreyfus Variable Investment Fund Money Market Portfolio	N/A	The Dreyfus Corporation	Money market: Money market taxable

DWS Variable Series II

Dreman Small Mid Cap Value VIP	Class B	Deutsche Investment Management Americas Sub-Advisor: Dreman Value Management	Domestic equity: Small value

Global Thematic VIP	Class A	Deutsche Investment Management Americas	International equity: World stock

Financial Investors Variable Insurance Trust

Ibbotson Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Moderate allocation

Ibbotson Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Conservative allocation

Ibbotson Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Domestic equity: Large blend

Ibbotson Income/Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Conservative allocation

Franklin Templeton Variable Insurance Products Trust

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Franklin Small Cap Value Securities Fund	Class 2	Franklin Advisory Services	Domestic equity: Small value

Franklin U.S. Government Fund	Class 2	Franklin Advisers	Government bond: Intermediate government

Mutual Global Discovery Securities Fund	Class 2	Franklin Mutual Advisers	International equity: World stock

Mutual Shares Securities Fund	Class 2	Franklin Mutual Advisers	Domestic equity: Large value

Templeton Foreign Securities Fund	Class 2	Templeton Investment Counsel Sub-Advisor: Franklin Templeton Investment Management	International equity: Foreign large value

Templeton Global Bond Securities Fund	Class 2	Franklin Advisers	World bond

Invesco Variable Insurance Funds

Global Real Estate Fund	Series II	Invesco Advisers	International equity: Global real estate

International Growth Fund	Series II	Invesco Advisers	International equity: Foreign large growth

Mid Cap Core Equity Fund	Series II	Invesco Advisers	Domestic equity: Mid cap blend

Small Cap Equity Fund	Series II	Invesco Advisers	Domestic equity: Small blend

Van Kampen V.I. Comstock Fund	Class I	Invesco Advisers	Domestic equity: Large value

Van Kampen V.I. Mid Cap Growth Fund	Series II	Invesco Advisers	Domestic equity: Mid cap growth

Van Kampen V.I. American Value Fund	Class I	Invesco Advisers	Domestic equity: Mid cap value

Janus Aspen Series

Balanced Portfolio	Service	Janus Capital Management	Balanced: Moderate allocation

Enterprise Portfolio	Service	Janus Capital Management	Domestic equity: Mid cap growth

Janus Portfolio	Service	Janus Capital Management	Domestic equity: Large growth

Overseas Portfolio	Service	Janus Capital Management	International equity: Foreign large growth

Morgan Stanley—The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management	Domestic equity: Mid cap growth

Neuberger Berman Advisers Management Trust

Guardian Portfolio	Class S	Neuberger Berman Management Sub-Advisor: Neuberger Berman	Domestic equity: Large blend

Oppenheimer Variable Account Funds

Capital Appreciation Fund	Service	OppenheimerFunds	Domestic equity: Large growth

Global Securities Fund	Service	OppenheimerFunds	International equity: World stock

Main Street Fund®	Service	OppenheimerFunds	Domestic equity: Large blend

Main Street Small & Mid-Cap Fund	Service	OppenheimerFunds	Domestic equity: Small blend

PIMCO Variable Insurance Trust

High Yield Portfolio	Administrative	Pacific Investment Management	Specialty bond: High yield bond

Real Return Portfolio	Administrative	Pacific Investment Management	General bond: Inflation-protected bond

Total Return Portfolio	Administrative	Pacific Investment Management	General bond: Intermediate term bond

Wilshire Variable Insurance Trust

2015 ETF Fund	N/A	Wilshire Associates	Balanced: Target date 2011-2015

2025 ETF Fund	N/A	Wilshire Associates	Balanced: Target date 2021-2025

2035 ETF Fund	N/A	Wilshire Associates	Balanced: Target date 2031-2035

*	Mellon Capital Management Corporation is an affiliate of The Dreyfus Corporation.

THE FIXED ACCUMULATION ACCOUNT

The currently available fixed investment option is the Fixed Accumulation Account. Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest of at least 1% per year. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS

Overview

You may purchase a Contract only through a registered securities representative.

The Contract is available for tax-qualified annuity purchases and non-tax-qualified annuity purchases.

•	Owners of Tax-Qualified Contracts must be between the ages of 18 and 85 on the Contract effective date.

•	Owners of other contracts must be between the ages of 0 and 85 on the Contract effective date.

To determine if you are eligible to purchase a Contract, we will use your age as of your last birthday.

We will allocate each Purchase Payment and any related bonus to the available Subaccounts and the Fixed Accumulation Account according to your instructions. You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing, and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus.

Purchase Payments

Generally you can make one or more Purchase Payments at any time before the Annuity Commencement Date. Purchase Payments must be received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Upon request, we will provide you with a receipt as proof of payment.

We must receive the initial Purchase Payment on or before the Contract effective date. We must receive each other Purchase Payment on or before the earliest of:

•	the Annuity Commencement Date;

•	a death for which a Death Benefit is payable; or

•	the date that the Contract is surrendered.

Current Restrictions on Purchase Payment Amounts

Minimum amounts	Tax Qualified Contract	Any Other Contract
Minimum initial Purchase Payment	$20,000	$20,000
Minimum additional Purchase Payment	$50	$100
Maximum amounts	Tax Qualified Contract	Any Other Contract
Maximum single Purchase Payment	$1,000,000 or Company approval	$1,000,000 or Company approval

We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law.

Processing of Purchase Payments

We will apply your initial Purchase Payment to your account using the following rules.

•	If your application form is in Good Order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment.

•

If your application form is not in Good Order, we will attempt to get the application form in Good Order within 5 business days. If the application form is not in Good Order at the end of 5 business days, we will inform you of the reason for the delay in processing your Purchase Payment and that the Purchase Payment will be returned immediately unless you specifically agree that we may keep the Purchase Payment until the application form is in Good Order. Once the application form is in Good Order, we will apply the Purchase Payment within 2 business days.

We will apply each additional Purchase Payment to your account as of the Valuation Date on which we receive the Purchase Payment and any related allocation instructions in Good Order. If any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply it at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related allocation instructions in Good Order.

Purchase Payment(s) and any related bonus(es) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The

Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values. For more information about the Net Investment Factor, see the Definitions section of this prospectus.

Purchase Payment Bonus

We will credit a bonus to each Purchase Payment that we receive during the life of the Contract. The amount of the bonus is equal to the Purchase Payment Bonus Rate multiplied by the amount of the Purchase Payment. The Purchase Payment Bonus Rate is based on your Bonus Base Amount as shown in the table below.

Bonus Base Amount	Bonus Percentage
Less than $250,000	4.0%
$250,000 or more	5.0%

Your Bonus Base Amount at any point in time is equal to:

•	the total of all Purchase Payments that we have received since the Contract effective date, before deduction of premium tax or other taxes; less

•	all withdrawals since the Contract effective date.

Your Bonus Base Amount does not include any bonuses paid on Purchase Payments.

To offset the costs that we incur in connection with the Purchase Payment bonus,

•	the maximum early withdrawal charge for the Contract is slightly higher than the corresponding charge for similar products that we offer without this bonus;

•	the period during which the charge applies is also slightly longer than the early withdrawal charge period for those products; and

•	the mortality and expense risk charge is higher than the corresponding charge for those products.

As a result, the Purchase Payment bonus may not benefit you in certain circumstances and similar products that we offer without this bonus may provide greater value to you. Whether the Purchase Payment bonus is worth more to you than the associated charges depends on a variety of factors, including the amount of the bonus credit and associated charges, the length of time that you hold your Contract, and the return on the investment options that you select. Although the Contracts offer a Purchase Payment bonus, we anticipate that we will make a profit from the sale of the Contracts because we expect the fees and charges that we collect under the Contracts to exceed the actual expenses, including bonus payments, that we incur in connection with the Contracts.

If you cancel the Contract during the right to cancel period, we generally will recapture all bonus amounts credited to the Purchase Payments during that period. In addition, we will recapture the amount of any bonus credited to a Purchase Payment made within the 12 month period that ends on the Death Benefit Valuation Date. Additional information about the recapture of bonus amounts is set out in the following sections of this prospectus: Death Benefit and Your Right to Cancel.

Bonus Examples

An example of how a bonus is calculated is set out in Appendix D. An example of how the early withdrawal charge applies to a Purchase Payment and a related bonus is also set out in Appendix D.

Allocations to Investment Options

You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or the Fixed Accumulation Account. Allocation instructions must be made by Written Request.

Current Restrictions on Allocations

The minimum amount that you can allocate to any Subaccount is $10. The minimum amount that you can allocate to the Fixed Accumulation Account is $10.

We reserve the right to require that Purchase Payment(s) and any related bonus(es) be allocated to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period. If you exercise your right to cancel the Contract and we have allocated your Purchase Payment(s) to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period, we will refund the greater of the Purchase Payment(s) less any bonus amounts credited to the Purchase Payment(s) or your Account Value, without deduction of an early withdrawal charge, less any bonus amounts credited to the Purchase Payment(s).

We may, in our sole discretion, restrict or prohibit allocations to Subaccounts or the Fixed Accumulation Account from time to time on a nondiscriminatory basis. If at any time the amount allocated to an investment option is less than $500, we reserve the right to transfer the amount to the other investment options. Such a transfer will be in the same proportion as each of the other option’s value is to the total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

FEES AND CHARGES

Fees and Charges by the Company

We assess two types of fees and charges.

•

We assess fees and charges directly to your Contract. These fees and charges are the annual Contract maintenance fee, transfer fees, early withdrawal charges, and premium taxes, as applicable. They are reflected in your Account Value.

•

We also assess charges against the Separate Account. These charges are the administration charge and the applicable mortality and expense risk charge. They are reflected in the Accumulation Unit Values.

Contract Maintenance Fee

The Contract Maintenance Fee offsets expenses that we incur in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Fee	$30.00 per year.

When and How Deducted

•       Before the Commencement Date, we deduct this fee as of the Valuation Period after each Contract Anniversary that the Contract is in effect. We deduct it pro rata from each investment option in which the Contract has an interest at that time.

•       After the Commencement Date, we deduct a portion of the annual fee from each payment. We deduct a pro rata portion of the annual fee from each payment.

•       We also deduct the full annual fee at the time of a surrender.

Waivers

•       Before the Commencement Date if the Account Value is at least $50,000 on the date the fee is due.

•       After the Commencement Date if the amount applied to a variable dollar benefit is at least $50,000.

•       After the Commencement Date where required to satisfy state law.

•       In our discretion where we incur reduced sales and servicing expenses.

Transfer Fee

The Transfer Fee offsets costs that we incur in administering the Contracts.

Amount of Fee

$25 for each transfer in excess of 12 in any Contract Year.

We reserve the right to change the amount of this fee at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that we would impose on a transfer is $30.

When and How Deducted	Before the Commencement Date, we deduct this fee from the amount transferred.

Waivers

Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs.

We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Early Withdrawal Charge

The Early Withdrawal Charge offsets costs that we incur in the sale of the Contracts, including commissions paid to broker dealers and securities representatives and sales literature costs.

Amount of Charge	Up to 9% of each Purchase Payment and any related bonus, depending on the number of years that have elapsed between the date we receive the Purchase Payment and the date we receive the withdrawal, surrender or annuitization request. The early withdrawal charge is calculated as a percentage of the Purchase Payment and any related bonus withdrawn, surrendered or annuitized.

	Number of Full Years Elapsed	Early Withdrawal Charge
	Less than 1 year	9.00%
	1 year	8.00%
	2 years	7.00%
	3 years	6.00%
	4 years	5.00%
	5 years	4.00%
	6 years	3.00%
	7 years	2.00%
	8 years or more	None

When and How Deducted	Early withdrawal charges apply to withdrawals, surrender or annuitization. For purposes of calculating the early withdrawal charge, we process withdrawals against Purchase Payments in the order in which we received them.

Waivers See the Waiver of Early Withdrawal Charges section of this prospectus for more information.

•       Free withdrawal privilege.

•       If your Contract is issued with a tax sheltered annuity endorsement, you are age 55 or older, you have severed your employment, and your Contract has been in force for at least 7 years.

•       If your Contract is issued with a tax sheltered annuity endorsement and your Contract has been in force for 10 years or more.

•       If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years.

•       Under other special circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

•       In our discretion where we incur reduced sales and servicing expenses.

•       Where required to satisfy federal or state law.

Example of Calculation of Early Withdrawal Charge

You surrender your Contract when your Account Value is $100,000. Part of your Account Value ($20,000) comes from Purchase Payments held for one year, part of your Account Value ($30,000) comes from Purchase Payments held for two years, and the remainder of your Account Value ($50,000) comes from Purchase Payments held for three years. No waiver applies. We take an early withdrawal charge of $3,900 and you receive $96,100.

Charge on Purchase Payments held for 2 year	$1,400	($20,000 x 0.07)
Charge on Purchase Payments held for 4 years	$1,500	($30,000 x 0.05)
Charge on Purchase Payments held for 7 years	$1,000	($50,000 x 0.02)

Total early withdrawal charge	$3,900

Deduction for Early Withdrawal Charge When You Take a Withdrawal

Unless you instruct us otherwise, any early withdrawal charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 7%, you request $100, and no waiver applies, you receive $100, the charge is $7.53, and the total withdrawal from your account is $107.53.

Administration Charge

The Administration Charge offsets expenses that we incur in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge

The Mortality and Expense Risk Charge compensates us for assuming mortality and expense risks under the Contract.

•	We assume mortality risks because we are obligated under the Contracts to make Annuity Benefit payments and Death Benefit payments.

•

We assume expense risks because our actual expenses in administering the Contracts and the Separate Account could exceed the amount recovered through the Contract maintenance fees, transfer fees and administration charges.

Amount of Charge

Standard Contract

Daily charge equal to 0.003863% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.40%.

Contract with optional Enhanced Death Benefit Rider

Daily charge equal to 0.0045582%of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.65%.

Contract issued with optional Enhanced Death Benefit Rider before May 1, 2009

Daily charge equal to 0.004419% of the daily accumulation unit value for each Subaccount, which corresponds to an effective annual rate of 1.60%.

When and How Deducted	Before the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Definition of Net Asset Value

We use the term “net asset value” in the administration charge and mortality and expense risk charge tables above. This term means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

Daily Charges in Leap Years

Because the administration charge and the mortality and expense risk charge are assessed on a daily basis, the effective annual rate of these charges may be slightly higher in leap years.

Premium Taxes

Currently some state governments impose premium taxes on annuities. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or the Account Value at the time that the tax is imposed.

Expenses related to Loans

If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. We also reserve the right to charge a loan processing fee for each loan. The loan processing fee offsets expenses that we incur in setting up and administering the loan. The maximum loan processing fee that we would charge is $50 for each loan. For more information about loans, see the Contract Loans section of this prospectus.

Maximum Charges

Except as described above, we will never charge more to your Contract than the fees and charges described in the tables above, even if our actual expenses exceed the total fees and charges we collect.

•

If the distribution expenses we incur in selling the Contracts are greater than the early withdrawal charges we collect, we will use our general account assets to pay these distribution expenses. Our general account assets may include amounts derived from mortality and expense risk charges.

•	If our total expenses related to the Contracts are greater than the total fees and charges we collect from the Contracts, we will use our general account assets to pay our expenses.

•	If the fees and charges we collect from the Contracts are greater than our total expenses related to the Contracts, the excess will be profit to us and will not be returned to you.

Expenses of the Portfolios

In addition to fees and charges by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

Waiver of Early Withdrawal Charges

Waivers under the Free Withdrawal Privilege

The free withdrawal privilege lets you withdraw some money from your Contract without deduction of an early withdrawal charge. The total amount that you can withdraw, surrender or annuitize during the same Contract Year without a charge under this privilege is 10% of the Purchase Payments and any related bonuses that would otherwise be subject to the early withdrawal charge.

You may not carry over any unused part of your free withdrawal privilege from one Contract Year to the next.

Waivers for Contracts with a Tax Sheltered Annuity Endorsement

We will waive the early withdrawal charges that would otherwise apply if your Contract is issued with a tax sheltered annuity endorsement and, at the time that you withdraw money from your Contract or surrender your Contract:

•	you are at least 55 years old;

•	you have severed your employment; and

•	your Contract has been in force for at least 7 years.

We will also waive the early withdrawal charges that would otherwise apply if your Contract is issued with a tax sheltered annuity endorsement and, at the time that you withdraw money from your Contract or surrender your Contract, your Contract has been in force for 10 years or more.

Waivers for Certain Annuitizations

We will waive the early withdrawal charges that would otherwise apply if you annuitize your Contract for life or for a fixed period of at least 10 years.

Extended Care Waiver

(Rider form R6020808NW—Waiver of Early Withdrawal Charges for Extended Care Rider)

Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Contract is modified by the Extended Care Waiver Rider;

•	you are confined in a long-term care facility or hospital;

•	the confinement is prescribed by a physician and is medically necessary;

•	the first day of the confinement is at least one year after the Contract effective date; and

•	the confinement has continued for a period of at least 90 consecutive days.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Terminal Illness Waiver

(Rider form R6019408NW—Waiver of Early Withdrawal Charges Upon Terminal Illness Rider)

Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Contract is modified by the Waiver of Early Withdrawal Charges upon Terminal Illness Rider;

•	you are diagnosed with a terminal illness by a physician;

•	as a result of the terminal illness, you have a life expectancy of less than 12 months from the date of diagnosis; and

•	the diagnosis is rendered by a physician more than one year after the Contract effective date.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Disability Waiver

If the Social Security Administration determines, after the Contract effective date and before the applicable withdrawal or surrender, that you are “disabled” as that term is defined in the Social Security Act of 1935, as amended, we will waive the early withdrawal charges that would otherwise apply.

Additional Information about Waivers

Discretionary Waivers of Fees or Charges

To determine if we will waive a fee or charge, in part or in full, due to reduced sales and servicing expenses, we will look at the relevant factors including the total amount of Purchase Payments to be received, and any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to our employees and employees of our subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, that could result in reduced sales and servicing expenses. In no event will we waive a charge where the waiver would be unfairly discriminatory to any person.

State Limitations

In some states, our ability to waive fees or charges may be limited by applicable laws, regulations or administrative positions.

TRANSFERS

Before the Commencement Date, you may transfer amounts among Subaccounts and/or between Subaccounts and the Fixed Accumulation Account.

A transfer is effective on the Valuation Date during which we receive the Written Request for transfer. We will process transfers to or from a Subaccount at the next Accumulation Unit Value calculated after we receive the transfer request in Good Order.

We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of any Subaccount or the Fixed Accumulation Account on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion. If the amount allocated to a Subaccount is less than $500, we reserve the right to transfer the amount to the other Subaccounts and the Fixed Accumulation Account. If the amount allocated to the Fixed Accumulation Account is less than $500, we reserve the right to transfer the amount to the Subaccounts. If we exercise this right, the transfer will be in the same proportion as each of the other investment option’s value is to the total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

Current Restrictions on Transfers from the Subaccounts

Each transfer from a Subaccount must be at least $500 or the balance of your interest in the Subaccount, if less than $500.

Current Restrictions on Transfers to and from the Fixed Accumulation Account

Minimum Transfer Amount. Each transfer from the Fixed Accumulation Account must be at least $500 or the balance of your interest in the Fixed Accumulation Account, if less.

Maximum Transfer Amount. Transfers from the Fixed Accumulation Account during a Contract Year may not exceed the greater of 20% of your fixed account value as of the most recent Contract Anniversary or $1,000. Due to this restriction, it may take a number of years to transfer your interest in the Fixed Accumulation Account to Subaccounts.

Timing Restrictions

•	You may not transfer amounts from the Fixed Accumulation Account during the first Contract Year.

•	You may transfer amounts from the Fixed Accumulation Account only during the 30-day period following a Contract Anniversary.

•	Amounts transferred from the Fixed Accumulation Account to Subaccounts may not be transferred back to the Fixed Accumulation Account for a period of 12 months from the date of the original transfer.

These restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfers made in connection with the dollar cost averaging, portfolio rebalancing or interest sweep programs.

How to Request a Transfer

Currently, you may make a transfer request by any of the following methods:

•	by Written Request;

•	by telephone at 1-800-789-6771;

•	by facsimile at 513-768-5115; or

•	over the Internet through our web site at www.gafri.com.

All transfer requests must comply with the terms of the Contract. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.

You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract owners.

Automatic Transfer Programs

Before the Commencement Date, we offer the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching among the investment options available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge. We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes

Dollar Cost Averaging

Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

Automatic transfers from the money market Subaccount to any other Subaccount(s), or automatic transfers from the Fixed Accumulation Account to any Subaccount(s).

You may select monthly or quarterly transfers under this program.

Source of funds must be at least $10,000.

Minimum for each transfer is $500.

When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.

Dollar cost averaging transfers may not be made to the Fixed Accumulation Account. Dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes
Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatic transfers among the Subaccounts and the Fixed Accumulation Account to maintain the percentage allocations that you have selected.	Minimum Account Value of $10,000.

Transfers will take place on the last Valuation Date of each calendar quarter.

Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account is being utilized.

Interest Sweep	Automatic transfers of the income from the Fixed Accumulation Account to any Subaccount(s).	Balance of the Fixed Accumulation Account must be at least $5,000. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter.

Changes in or Termination of Automatic Transfer Programs

You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, send us a Written Request by U.S. or overnight mail or by facsimile at 513-768-5115 or call us at 1-800-789-6771. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.

We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law.

We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.

Transfer Restrictions Related to Active Trading Strategies

Neither the Contract described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. For example, under our policies, if a Contract owner engages in more than 12 transfer events in one Contract Year, we will require him or her to submit transfer requests via regular first-class U.S. mail for the remainder of that Contract Year. Transfer restrictions may vary by state.

Appendix B to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS

Withdrawals

You may take withdrawals from your Contract at any time before the earliest of:

•	the Annuity Commencement Date;

•	a death for which a Death Benefit is payable; or

•	the date that the Contract is surrendered.

The right to withdraw may be restricted under certain tax-qualified retirement arrangements.

Withdrawals must be made by Written Request. The amount available for withdrawal will be the Surrender Value of your Contract as of the end of the Valuation Period in which we receive your withdrawal request. This amount may be limited by tax law or employer plan restrictions on withdrawals. The amount of each withdrawal must be at least $500. No withdrawal can be made that would reduce the Surrender Value of your Contract to less than $500. The $500 minimum does not apply to withdrawals made under a systematic withdrawal program.

A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts and/or a reduction in the value of your interest in the Fixed Accumulation Account. Unless the Written Request states otherwise, the reduction in each Subaccount and the Fixed Accumulation Account will be in the same proportion as the reduction in the total Account Value. If you wish to specify the investment options from which the withdrawal is to be taken and the amount to be taken from each specified investment option, you must include this information in the Written Request.

A withdrawal is effective on the Valuation Date during which we receive the Written Request for withdrawal in Good Order. A withdrawal that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order.

If an early withdrawal charge applies to your withdrawal, you will receive the amount that you requested and your Account Value will be reduced by the amount you receive plus the early withdrawal charge.

Tax consequences of a withdrawal are described in the Federal Tax Matters section of this prospectus.

Surrenders

You may surrender your Contract in full at any time before the earlier of:

•	the Annuity Commencement Date; or

•	a death for which a Death Benefit is payable.

A full surrender will terminate the Contract including any applicable riders. The right to surrender may be restricted under certain tax-qualified retirement arrangements.

A surrender must be made by Written Request. The amount available for surrender will be the Surrender Value at the end of the Valuation Period in which the Written Request for surrender is received by us.

A surrender is effective on the Valuation Date during which we receive the Written Request for surrender in Good Order. A surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order.

Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus.

If you cancel the Contract during the right to cancel period, we generally will recapture all bonus amounts credited to the Purchase Payments during that period.

Deferral of Payment

We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period:

•	when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted;

•

when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the net assets in the Separate Account; or

•	when the SEC permits a suspension or delay in payment for the protection of security holders.

As permitted under certain state laws, we also reserve the right to delay the processing and payment of a withdrawal or surrender from the Fixed Accumulation Account. We may delay processing and payment for up to 6 months after we receive your Written Request for a withdrawal or surrender from the Fixed Accumulation Account. If we delay processing and payment, we will comply with applicable state law.

Systematic Withdrawal

Before the Annuity Commencement Date, you may elect to automatically withdraw money from your Contract. Your Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that must be withdrawn is $100.

You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.

Currently, we do not charge a fee to participate in a systematic withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially a different amount of total payments over the life of your Contract than if annuitization were elected. Systematic withdrawals will reduce the amount available under the Free Withdrawal Privilege described above. Unless a waiver applies, the early withdrawal charge applies to a withdrawal made under a systematic withdrawal program during an early withdrawal charge period.

For more information about a systematic withdrawal program, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

CONTRACT LOANS

We may make loans to Owners of certain Tax Qualified Contracts. If loans are available under a Tax Qualified Contract, loan provisions are described in the loan endorsement to the Contract.

If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%.

We also reserve the right to charge a loan processing fee for each loan. The maximum loan processing fee that we would charge is $50 for each loan.

These loans will be secured with an interest in your Contract. You must hold the amount necessary to secure all loans under your Contract (“collateral amount”) in the Fixed Accumulation Account. Generally we require the collateral amount to be 110% of the outstanding loan balance.

To meet this requirement, it may be necessary for you to transfer funds to the Fixed Accumulation Account from the Subaccounts to which you have allocated your Account Value. If you do not make the necessary transfer, we will transfer the applicable collateral amount on a pro rata basis from such Subaccounts to the Fixed Accumulation Account.

The collateral amount held in the Fixed Accumulation Account will earn a fixed rate of interest. The minimum rate of interest that we will credit to the collateral amount will be 3%.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount is 3%, the maximum “loan interest spread” is 5%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

•

A plan administrator or an employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 5% and the current “loan interest spread” will be higher than 3%.

If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment. We do not treat loan payments as Purchase Payments for purposes of the early withdrawal charge. An outstanding loan balance does not affect the calculation of the crediting of purchase payment bonuses.

The restrictions on transfers to and from the Fixed Accumulation Account, which are set out in the Transfers section of this prospectus, do not apply to transfers of collateral amounts.

Loan amounts, repayment requirements and default procedures are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.

An outstanding loan balance affects the Account Value, the Surrender Value, the amount of the Annuity Benefit, and the amount of the Death Benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Account Value because the collateral amount cannot be allocated to the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable depending on market performance during the loan period.

For more information about loans, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

ANNUITY BENEFIT

When the Contract is annuitized, we promise to pay you a stream of Annuity Benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to you.

Annuity Commencement Date

The Annuity Commencement Date as of the Contract effective date is set out on the Contract specification page. You may change the Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.

•	You may not change the Annuity Commencement Date to a date earlier than the first Contract Anniversary.

•	You may not change the Annuity Commencement Date to a date later than the Contract Anniversary following the 95th birthday of the eldest Owner, unless we agree.

Annuity Benefit Amount

If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years, then the Account Value as of the Annuity Commencement Date will be used to provide these payments. Otherwise, the Surrender Value as of the Annuity Commencement Date will be used to provide Annuity Benefit payments. The amount used to provide Annuity Benefit payments will be reduced by any fees and charges under the Contract, and applicable premium tax or other taxes not previously deducted.

Form of Annuity Benefit Payments

You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before the Annuity Commencement Date. We must receive your Written Request at least 30 days before the Annuity Commencement Date.

If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Annuity Benefit payments are made for life and are guaranteed to be paid for at least 10 years.

Annuity Benefit Distribution Rules

Any settlement option election or change of a settlement option election is subject to the Annuity Benefit Distribution Rules provision of the Contract. These rules are summarized below.

For a Tax Qualified Contract	Annuity Benefit payments must meet the required minimum distribution rules set out in the tax qualification endorsement.

For any other Contract	Annuity Benefit payments that are still payable after the death of the person controlling the payments must be made at least as rapidly as payments were being made at the time of death.

DEATH BENEFIT

Definitions

Death Benefit Commencement Date

The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum.

Death Benefit Valuation Date

The earlier of (1) the date that we have received both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit or (2) the Death Benefit Commencement Date.

Due Proof of Death

A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.

Death Benefit

A Death Benefit is payable under your Contract if, before the Annuity Commencement Date and before the Contract is surrendered:

•	an Owner dies; or

•	an Owner is a non-natural person and the Annuitant dies.

For this purpose, a trustee is considered to be a non-natural person, and the death of an individual who owns the Contact as a trustee will not be treated as the death of an Owner.

No Death Benefit will be paid until we receive Due Proof of Death. Only one Death Benefit will be paid under the Contract. If a Death Benefit becomes payable, it will be in lieu of all other benefits under the Contract and all other rights under this Contract will be terminated. If your surviving spouse (or your civil union partner/domestic partner in applicable states) becomes a successor owner of the Contract, no Death Benefit will be paid on your death.

Death Benefit Amount under the Standard Contract

The amount of the Death Benefit will be based on the greater of:

•	the Account Value on the Death Benefit Valuation Date; or

•	the total of all Purchase Payments received by us including the bonuses credited to the Purchase Payments, reduced proportionally for any withdrawals, including withdrawals to pay charges.

Enhanced Death Benefit Rider

We offer an enhanced Death Benefit through an optional rider to the Contract. To select this Rider, you must make a Written Request. We must receive your Written Request before the Contract effective date.

You may not select this Rider if you or the eldest Owner will be age 80 or older on the Contract effective date. You may not voluntarily terminate this Rider after the Contract effective date.

If you select this Rider, we will increase the annual mortality and expense risk charge applicable to your Contract. The 0.25% increase will compensate us for the additional mortality and expense risk that we assume under the Rider. (For Contracts issued with the Enhanced Death Benefit Rider before May 1, 2009, we increased the annual mortality and expense risk charge by 0.20%.)

If you select this Rider, the amount of the Death Benefit will be based on the greatest of:

•	the Account Value on the Death Benefit Valuation Date;

•	the total of all Purchase Payments received by us including the bonuses credited to the Purchase Payments, reduced proportionally for any withdrawals including withdrawals to pay charges; or

•	the Historic High Value as described below.

Historic High Value. The Historic High Value after the first Contract Anniversary is your largest Account Value on any Contract Anniversary that is before the Death Benefit Valuation Date and before the 80th birthday of the eldest Owner (“largest account value”), reduced by an amount proportionate to any reduction in the Account Value due to a withdrawal after this “largest account value” was reached and any related early withdrawal charge or other related fees or charges.

There is no Historic High Value before the first Contract Anniversary. The Death Benefit under this Rider before the first Contract Anniversary is effectively the same as the Death Benefit under the standard Contract.

Other Information about the Death Benefit Amount

•

Any reduction that we make to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of withdrawal. As a result, this reduction may be greater than the amount of the withdrawal. An example of how a withdrawal impacts the Death Benefit is provided in Appendix C.

•

The Death Benefit under this Rider will be reduced by any fees or charges due under this Contract, by any applicable premium tax or other taxes not previously deducted, and by the outstanding balance of any loans. The Death Benefit amount under this Rider will also be reduced by the amount of any bonus credited to a Purchase Payment made within the 12 month period that ends on the Death Benefit Valuation Date.

•	We will accrue interest on the Death Benefit payable under the Rider as required by law. Any interest will be added to the Death Benefit to be paid.

Allocations and Transfers of Death Benefit Amount

On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts and the Fixed Accumulation Account. This allocation will be made in the same proportion as the value of each option bears to the total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on the Account Value.

Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Accumulation Account. These transfers are subject to the limitations described in the Transfers section and Appendix B of this prospectus.

Death Benefit Commencement Date

The Beneficiary may designate the Death Benefit Commencement Date by Written Request. The Written Request must be made within one year of the death for which the Death Benefit is payable. If no designation is made, then the Death Benefit Commencement Date will be one year after the date of death.

Form of Death Benefit Payments

You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with this election.

The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.

If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.

If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Death Benefit payments end after 4 years.

If the beneficiary is an individual and the lump sum payment option is selected, we pay the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We send the beneficiary a personalized “checkbook” for this account. The beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

In some circumstances when a lump sum payment option is selected, we do not establish a draft account for the beneficiary.

•	If the death benefit is less than $5,000 or the beneficiary is a non-natural person such as a trust, estate or corporation, we pay the death benefit with a single check payable to the beneficiary.

•	If required by state law or regulation, we pay the death benefit with a single check payable to the beneficiary.

Application of a Death Benefit to a Settlement Option

When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value on the Death Benefit Commencement Date.

The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date. Otherwise, a Beneficiary that is a non-natural person may only elect to have settlement option payments made under a fixed period payment option.

Death Benefit Distribution Rules

Any designation of the Death Benefit Commencement Date, any election of the form of death benefit payments, and any change in the designation or the election is subject to the Death Benefit Distribution Rules provision of the Contract. These rules are summarized below.

For a Tax Qualified Contract	Death Benefit payments must meet the required minimum distribution rules set out in the tax qualification endorsement.

For any other Contract

The Death Benefit must be paid either:

•         in full within 5 years of death; or

•         over the life of the Beneficiary or over a period certain not exceeding the Beneficiary’s life expectancy, with payments at least annually starting within one year of death.

Step Up in Account Value for Successor Owner

If your spouse (or your civil union partner/domestic partner in applicable states) becomes the successor owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature.

•

The Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your spouse (or your civil union partner/domestic partner) had not become the successor owner.

•	If the Death Benefit that would have been payable is equal to the Account Value on the applicable date, the Account Value will not be increased.

If the Account Value is increased under this provision, we will add the amount in the same proportion as the value of each Subaccount and the Fixed Accumulation Account is to the total Account Value as of the end of the Valuation Period that precedes the Death Benefit Valuation Date. Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of (1) the date we receive Due Proof of Death or (2) the date we receive the successor owner election. This date will never be later than one year after the date of your death.

We recapture the amount of any bonus credited to a Purchase Payment made within the 12 month period that ends on the Death Benefit Valuation Date. Such a recapture may affect the step up in Account Value.

SETTLEMENT OPTIONS

We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. Fixed periods shorter than 5 years are generally not available under any settlement option. A fixed period of less than 5 years is available only as a Death Benefit settlement option. All elected settlement options must comply with pertinent laws and regulations.

Once payment begins under a settlement option, the settlement option may not be changed. Commuted values are not available unless we agree otherwise.

Option	Description
Option A Income for a Fixed Period	We will make periodic payments for a fixed period of time that you select (5 to 30 years).

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for as long as you live (or as long as the person on whose life benefit payments are based lives). If you die (or the person on whose life benefit payments are based dies) during the fixed period of time that you select, we will make periodic payments for the rest of the period.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. If the secondary person on whose life benefit payments are based survives the primary person, we will make one-half of the periodic payment until the death of the secondary person.

We will use the Annuity 2000 Mortality Table for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, to compute all guaranteed settlement option factors, values, and benefits under the Contract.

Payments under Settlement Options

Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

If payment under a settlement option depends on whether a specified person is still alive (Option B and Option C), we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. For purposes of calculating payments based on the age of a person, we will use the person’s age as of his or her last birthday.

If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.

We may modify minimum amounts, payment intervals, and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.

Form of Benefit Payments under Settlement Options

Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed dollar payments are determined as follows. We start with the amount to be applied to fixed dollar payments. We then deduct a pro-rata portion of the Contract maintenance fee. The resulting amount, expressed in thousands of dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the settlement option table for the option that is elected. Fixed dollar payments will remain level for the duration of the payment period.

The variable dollar base payment on the Commencement Date is determined as follows. We start with the amount to be applied to variable dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the settlement option table for the option that is elected. The variable dollar base payment reflects an assumed rate of return that is built into the settlement option table. A higher assumed rate of return means a larger variable dollar base payment. A lower assumed rate of return means a smaller variable dollar base payment.

After the Commencement Date, the actual amount of each variable dollar payment will also reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment. Subsequent variable dollar payments increase only when the actual investment performance is greater than the assumed rate of return. Subsequent variable dollar payments decrease when the actual investment performance is less than the assumed rate of return.

No transfers between fixed dollar payments and variable dollar payments will be allowed after the Commencement Date. Twelve months or more after the Commencement Date, the person controlling payments may transfer all or part of the Benefit Units upon which variable dollar payments are based from the Subaccount(s) then held to Benefit Units in other Subaccount(s) that are then available. Such transfers of Benefit Units may not occur more than once in any 12 month period and are subject to the limitations on transfers described in the Transfers section and Appendix B of this prospectus.

Nonhuman Payees under a Settlement Option

Except as stated below, the primary payee under a settlement option must be a human being. All settlement option payments during his or her life must be made by check payable to the primary payee or by electronic transfer to a checking or savings account owned by the primary payee. Settlement option payments may be made as a tax-free exchange, transfer, or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

A nonhuman Owner or Beneficiary may be the primary payee. We may make other exceptions in our discretion.

Considerations in Selecting a Settlement Option and Payment Forms

Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•

For life contingent settlement options (Option B and Option C), the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•

The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The assumed daily investment factor, which is based on a net investment rate of 1% per year, compounded annually, also affects the amount by which variable dollar payments increase or decrease.

The Statement of Additional Information contains more information about the Annuity Benefit, the Death Benefit, benefit payment forms, benefit payment calculations, and the assumed daily investment factor.

THE CONTRACT

Your Contract is an agreement between you and the Company. Values, benefits and charges are calculated separately for your Contract.

Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to Contracts delivered in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

We may make any changes to the Contracts required by the Investment Company Act of 1940 or other federal securities laws or by federal or state law regulating variable annuities. In addition, we may make any changes necessary to maintain the status of the Contracts as annuities under the Internal Revenue Code. To the extent required by applicable law, we will obtain approval from federal and state regulators and Contracts owners and we will notify you of such changes.

At our discretion, we may suspend or discontinue sales of the Contracts.

Your Right to Cancel

You may cancel your Contract by returning it and giving us written notice of cancellation. You have until midnight of the 20th day following the day you receive the Contract. The Contract must be returned and the required notice must be given to us, or to the agent or producer who sold it to you, in person or by mail. If sent by mail, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid.

If you cancel your Contract as set forth above, your Contract will be void and you will receive a refund. We will calculate the amount of such refund based on the procedures described below.

Federal law or the law of the state where you live may vary your cancellation rights.

•	When required by state or federal law, we will refund Purchase Payments without any investment gain or loss.

•	When required by state or federal law, we will refund Purchase Payments in full, without deducting any fees or charges.

•	When required by state law, the right to cancel period may be longer than 20 days.

The cover page of your Contract explains the cancellation rights specific to your Contract.

During the right to cancel period, we reserve the right to allocate all Purchase Payments and any related bonuses temporarily to the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with your initial Purchase Payment.

Calculation of Refund Amount

If you cancel your Contract during the right to cancel period, the refund amount will vary depending on whether we have exercised our right to allocate Purchase Payments and any related bonuses temporarily to the Fixed Accumulation Account or a money market Subaccount. The following chart explains how we will calculate the refund amount.

Circumstances	Refund Amount
If we have not exercised our right to make temporary allocations

We will refund the Purchase Payments made for your Contract, less any bonus amounts credited to the Purchase Payments, plus any investment gains (including investment gains on the bonus amounts) or minus any investment losses (including investments losses on the bonus amounts) under the Contract as of the end of the Valuation Period during which we receive the returned Contract.

Note that, in this case, we will recapture the entire amount of any bonus even if your Contract has declined in value to an amount that is less than your Purchase Payments.

If we have exercised our right to make temporary allocations

We will refund the greater of:

•       the Purchase Payments made for your Contract less any bonus amounts credited to the Purchase Payments; or

•       your Account Value, without deduction of an early withdrawal charge, less any bonus amounts credited to the Purchase Payments.

Our Right to Terminate

We reserve the right to terminate your Contract at any time that the Surrender Value is less than $500. If we terminate your Contract, we will pay you the Surrender Value.

Ownership Provisions

Owner

The Owner is the person with authority to exercise all of the ownership rights under a Contract, such as making allocations among investment options, electing a settlement option, and designating the Annuitant, Beneficiary and payee. If you live in a community property state and have a spouse at any time while you own this Contract, the laws of that state may vary your ownership rights.

An Owner must ordinarily be a natural person, or a trust or other legal entity holding a Contract for the benefit of a natural person. If an Owner is a non-natural person, then the age of the eldest Annuitant will be treated as the age of the owner for all purposes under this Contract. A trustee that owns a Contract is considered to be a non-natural person for all purposes under the Contract.

Successor Owner

In some cases, your spouse (or your civil union partner/domestic partner in applicable states) may succeed to the ownership of the Contract after your death. Specifically, if a Death Benefit is payable on account of your death and your spouse (or your civil union partner/domestic partner) is the sole Beneficiary under the Contract, he or she will become the successor owner of the Contract if (1) you make that Written Request before your death or (2) after your death, your spouse (or your civil union partner/domestic partner) makes that Written Request within one year of your death and before the Death Benefit Commencement Date. A successor owner will succeed to all rights of ownership under the Contract except the right to name another successor owner.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after you death the contract values must be distributed in a manner that complies with these rules.

Civil Union Partners, Domestic Partners and Same-Gender Married Couples

The federal Defense of Marriage Act states that none of the following persons are considered married under federal law: civil union partners, domestic partners, or same-gender married couples. Therefore the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner, a surviving domestic partner, or the surviving spouse of a same-gender marriage. For information about federal tax laws, please consult a tax advisor.

Joint Owners

•	For a Tax Qualified Contract

No joint owner is permitted.

•	For any other Contract

Two persons may jointly own the Contract. Each joint owner may exercise allocation and transfer rights independently. All other rights of ownership must be exercised by joint action.

A surviving joint owner will be deemed to be the sole Beneficiary of any Death Benefit that becomes payable on the death of the first owner to die, regardless of any Beneficiary designation. A surviving joint owner who is the spouse (or civil union partner/domestic partner in applicable states) of the deceased owner may become the successor owner of the Contract in lieu of receiving the Death Benefit.

Transfer of Ownership

•	For a Tax Qualified Contract

You may not transfer, sell or in any way alienate your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•	For any other Contract

You may transfer ownership at any time during your lifetime. A transfer must be made by Written Request. Except as otherwise elected or required by law, a transfer of ownership will not cancel a designation of an Annuitant or Beneficiary or a settlement option election. A transfer of ownership may have adverse tax consequences.

Assignment

•	For a Tax Qualified Contract

You may not pledge, charge, encumber, or in any way assign your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•	For any other Contract

You may assign all or any part of your rights under this Contract except (1) the right to designate or change a Beneficiary; (2) the right to designate or change an Annuitant; (3) the right to transfer ownership; and (4) the right to elect a settlement option. The person to whom rights are assigned is called an assignee. An assignment must be made by Written Request. We are not responsible for the validity or tax effects of any assignment. If an assignment is allowed, then the rights of an assignee, including the right to any payment under the Contract, come before the right of the Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only by the assignee or as provided by law.

Annuitant Provisions

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

Annuitant

•	For a Tax Qualified Contract

The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•	For any other Contract

The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

You generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

Beneficiary Provisions

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).

•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation

You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable. Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

Payees under the Contract

A payee is a person to whom benefits are paid under this Contract.

Payees

•	For a Tax Qualified Contract

You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit.

The Beneficiary is the payee of the Death Benefit.

•	For any other Contract

The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee.

The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees

A designation or change of payee must be made by Written Request. Irrevocable naming of a payee other than the Owner can have adverse tax consequences.

In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee at any time will change this.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely upon the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed maturity securities, equity securities and derivatives. Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility and prepayment risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC.

The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

Separate Account Changes. If we deem it to be in the best interest of persons having voting rights under the Contracts, we may operate the Separate Account as a management company or any other form permitted by law; de-register the Separate Account in the event such registration is no longer required; or combine the Separate Account with one or more separate accounts. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.

New Subaccounts. We may establish new Subaccounts when, we determine in our sole discretion, that marketing, tax, investment or other conditions warrant this action. Any new Subaccounts will be made available to existing owners on a nondiscriminatory basis to be determined by us.

Changes to Subaccounts. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. If a Subaccount or the corresponding Portfolio is no longer available, we will stop accepting allocations to the Subaccount. We may substitute the shares of a different portfolio for shares of the underlying Portfolio held by the corresponding Subaccount. We may also substitute a different class of portfolio shares for the class of Portfolio shares held by a Subaccount.

We may make these substitutions or other changes to the Subaccounts or underlying Portfolios due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.

We review the Portfolios periodically and we may limit the availability of any Portfolio to new Purchase Payments and/or transfers if we determine that the Portfolio no longer satisfies our selection criteria, the corresponding Subaccount has not attracted significant allocations from Contract owners, or it is in the best interest of persons having voting rights under the Contracts. We will notify you of such limitations. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners of such limitations.

FIXED ACCUMULATION ACCOUNT

Interests in the Fixed Accumulation Account are not securities and are not registered with the SEC. We guarantee amounts allocated to the Fixed Accumulation Account and the interest credited on those amounts so long as those amounts remain in the Fixed Accumulation Account.

The interest rate credited to each Purchase Payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months following the date on which we receive the Purchase Payment. Thereafter, it will not be changed more frequently than once per calendar quarter. The interest rate credited to amounts that you transfer to the Fixed Accumulation Account will not be changed more frequently than once per calendar quarter.

Your Contract contains more information about the Fixed Accumulation Account, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Accumulation Account.

There are restrictions on allocations to the Fixed Accumulation Account, which are described more fully in the Purchase Payments and Allocations to Investment Options section of this prospectus. There are also restrictions on transfers to and from the Fixed Accumulation Account, which are described more fully in the Transfers section of this prospectus.

VOTING OF PORTFOLIO SHARES

To the extent required by law, we will vote all Portfolio shares held in the Separate Account at regular and special shareholder meetings of the respective Portfolios.

Before the Commencement Date, we will vote Portfolio shares according to instructions we receive from owners of contracts who have a voting interest in the applicable Subaccount, unless we are permitted to vote shares in our own right. We will also vote or abstain from voting shares for which we receive no timely instructions and shares that we hold as to which owners have no beneficial interest. We will vote or abstain from voting such shares in proportion to the voting instructions we receive from owners of all contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.

We will calculate the number of votes for which you may provide voting instructions separately for each Subaccount. We will determine the number by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine your percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.

After the Commencement Date, neither the Owner, beneficiary nor payee has any voting or other interest in the Separate Account.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

Principal Underwriter and Selling Firms

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the variable annuity products that we issue (the “AILIC Contracts”). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.

We have entered into a distribution agreement with GAA for the distribution and sale of AILIC Contracts. Pursuant to this agreement, GAA offers AILIC Contracts for sale through its registered representatives and through registered representatives of unaffiliated broker-dealers (the “selling firms”).

GAA and the selling firms are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority (“FINRA”). All registered representatives (the “sales representatives”) who sell AILIC Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

Pursuant to the distribution agreement with GAA, we pay sales compensation to GAA as the principal underwriter and for the sale of AILIC Contracts by its sales representatives. In turn, GAA pay sales compensation to all selling firms for the sale of AILIC Contracts by their sales representatives.

No specific charge is assessed directly to the Separate Account or directly to owners of the contracts described in this prospectus at the time of purchase to cover commissions and other incentives or payments we make in connection with their distribution. However, we intend to recoup commissions and other sales expenses and incentives we pay through the early withdrawal charges and other fees and charges we deduct under the variable annuity products that we issue and through other corporate revenue.

You should be aware that GAA, the selling firms and their sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for GAA, the selling firm or their sales representatives to recommend or sell an AILIC Contract to you. You may wish to take these payments into account when considering and evaluating such recommendation.

Compensation Paid to GAA and All Selling Firms

Compensation to GAA and the selling firms takes the form of sales commissions and certain types of non-cash compensation, such as compensation for conference or seminar trips and certain gifts. Sales commissions may vary by the selling firm but the commissions payable up-front on sales of AILIC Contracts are not expected to exceed 8.5% of purchase payments. Some sales representatives may elect to receive a lower commission on purchase payments along with a quarterly or monthly payment based on contract value for so long as the contract remains in effect. These quarterly or monthly payments are sometimes called a trail commission. Trail commissions are not expected to exceed 1.25% of contract value on an annual basis. The selling firm may be required to return commissions related to the sale of a particular AILIC Contract if certain events occur in the first contract year such as cancellation of that contract, withdrawals from that contract, surrender of that contract, or a death that would give rise to a death benefit under that contract. We pay different commissions based on which AILIC Contract is sold and we generally pay lower compensation on sales of Contracts to older owners or participants.

GAA and some selling firms employ individuals called “wholesalers” in the sales process who provide sales support and training to sales representatives. Compensation paid to wholesalers may be based on purchase payments or contract value.

A sales representative typically receives a portion of the sales compensation paid to his or her selling firm, depending on the agreement between the selling firm and its sales representatives and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits.

Ask your sales representative for additional information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of an AILIC Contract. Also inquire about any revenue sharing arrangements that the Company and its affiliates may have with the selling firm, including the conflicts of interest that such arrangements may create.

The Statement of Additional Information includes more information about the compensation that we pay to GAA and additional compensation that GAA pays to selected selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities

IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities

IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Deferred Compensation Plans

State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s

IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, 401(k), or 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to other amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts

Plan Types

•      IRC §408 (IRA, SEP, SIMPLE IRA)

•      IRC §408A (Roth IRA)

•      IRC §403(b) (Tax-Sheltered Annuity)

•      IRC §401 (Pension, Profit–Sharing, 401(k))

•      Governmental IRC §457(b)

•      IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions

The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.

All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if the required beginning date for distributions from a tax-qualified Contract had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse (as defined by federal tax law) may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations

At least once each Contract Year, we will mail reports of your Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.

We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding

If you and other Owners at a shared address consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”), you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com if you wish to receive separate documents.

If you are currently receiving multiple copies of required documents, you may contact us at 1-800-789-6771 or www.gafri.com for additional information about householding.

Electronic Delivery of Required Documents

If you wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for the Contracts is 333-148459.

Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company

Portfolios

Services

Distribution of the Contracts

Performance Information

Annuitants

Beneficiaries

Payees

Glossary of Financial Terms

Form of Benefit Payments Under Settlement Options

Federal Tax Matters

Financial Statements

Copies of the Statement of Additional Information dated May 1, 2012 are available without charge.

•

To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.

Annuity Investors Variable Account C

Request for Statement of Additional Information

Name:

Address:

City:	State:	Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80% Total Separate Account Expenses) Accumulation Units Outstanding	Year
American Century VP Large Company Value Fund-Class II (Inception Date 5/1/2008)
8.365461	2,802.992	8.303254	0.000	8.292028	0.000	12/31/11
8.425311	10.064	8.379646	0.000	8.372552	0.000	12/31/10
7.723858	10.130	7.697617	0.000	7.694996	0.000	12/31/09
6.542669	10.220	6.533709	0.000	N/A	N/A	12/31/08
American Century VP Mid Cap Value Fund-Class II (Inception Date 5/1/2008)
11.115040	2,056.017	11.032405	0.000	11.017494	0.000	12/31/11
11.385635	868.944	11.323945	0.000	11.314354	0.000	12/31/10
9.720200	605.491	9.687193	0.000	9.683894	0.000	12/31/09
7.606429	1,203.949	7.596018	0.000	N/A	N/A	12/31/08
American Century VP VistaSM Fund-Class I (Inception Date 5/1/2008)
7.547059	232.709	7.490926	0.000	7.480808	0.000	12/31/11
8.322764	226.190	8.277643	0.000	8.270651	0.000	12/31/10
6.823916	763.611	6.800714	0.000	6.798405	0.000	12/31/09
5.659653	547.947	5.651894	0.000	N/A	N/A	12/31/08
Davis Value Portfolio (Inception Date 5/1/2008)
8.265816	18,745.823	8.204331	0.000	8.193223	889.423	12/31/11
8.761482	17,124.560	8.713994	0.000	8.706607	745.078	12/31/10
7.892006	4,853.671	7.865184	0.000	7.862508	4.623	12/31/09
6.112000	1,498.488	6.103628	458.059	N/A	N/A	12/31/08
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 5/1/2008)
10.089117	3,057.520	10.014101	0.000	10.000566	339.826	12/31/11
10.181358	772.533	10.126186	0.000	10.117614	0.000	12/31/10
9.028366	710.053	8.997699	0.000	8.994638	0.000	12/31/09
6.872363	626.265	6.862957	0.000	N/A	N/A	12/31/08
Dreyfus Stock Index Fund, Inc.-Service Shares (Inception Date 5/1/2008)
9.159146	29,649.920	9.091052	0.000	9.078754	727.214	12/31/11
9.154704	24,806.901	9.105079	0.000	9.097373	610.364	12/31/10
8.118530	9,959.261	8.090945	0.000	8.088197	5.608	12/31/09
6.542384	1,344.748	6.533424	534.910	N/A	N/A	12/31/08
Dreyfus VIF Money Market Portfolio (Inception Date 5/1/2008)
0.957555	31,557.481	0.950472	0.000	0.948805	62.003	12/31/11
0.973074	40,416.053	0.967916	0.000	0.966872	38.088	12/31/10
0.988582	27,772.568	0.985354	0.000	0.984935	8.824	12/31/09
1.002933	15,684.507	1.001636	697.801	N/A	N/A	12/31/08
DWS Variable Series II Dreman Small Mid Cap Value VIP-Class B (Inception Date 5/1/2008)
10.030045	10.137	9.996071	0.000	9.987608	0.000	12/31/11
10.876405	10.196	10.861584	0.000	10.857882	0.000	12/31/10
DWS Variable Series II Global Thematic VIP-Class A (Inception Date 5/1/2008)
7.119270	10.103	7.066304	0.000	7.056756	0.000	12/31/11
8.446237	10.162	8.400455	0.000	8.393353	0.000	12/31/10
7.548395	10.230	7.522745	0.000	7.520191	0.000	12/31/09
5.331005	10.319	5.323694	0.000	N/A	N/A	12/31/08
FTVIP Franklin Small Cap Value Securities Fund-Class 2 (Inception Date 5/1/2009)
14.975564	601.046	14.894612	0.000	14.874469	0.000	12/31/11
15.805218	458.294	15.751718	0.000	15.738378	0.000	12/31/10
12.520323	10.281	12.503298	0.000	12.499046	0.000	12/31/09
FTVIP Franklin U.S. Government Fund-Class 2 (Inception Date 5/1/2008)
11.393948	7,467.439	11.309299	0.000	11.293993	1,043.370	12/31/11
10.950843	5,436.985	10.891539	0.000	10.882305	6.920	12/31/10
10.565053	4,861.092	10.529232	0.000	10.525637	1.644	12/31/09
10.409170	14.104	10.394984	134.483	N/A	N/A	12/31/08
FTVIP Mutual Global Discovery Securities Fund-Class 2 (Inception Date 5/1/2009)
12.518968	458.023	12.451241	0.000	12.434418	583.246	12/31/11
13.103538	290.176	13.059139	0.000	13.048089	0.000	12/31/10
11.887989	167.753	11.871802	0.000	11.867763	0.000	12/31/09
FTVIP Mutual Shares Securities Fund-Class 2 (Inception Date 5/1/2008)
8.771300	729.592	8.706100	0.000	8.694329	973.189	12/31/11
9.002972	1,666.568	8.954203	0.000	8.946623	879.008	12/31/10
8.223933	10.200	8.196011	0.000	8.193226	0.000	12/31/09
6.627135	10.290	6.618078	0.000	N/A	N/A	12/31/08

FTVIP Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2008)
7.806121	2,905.035	7.748083	0.000	7.737611	0.000	12/31/11
8.872400	2,371.474	8.824335	0.000	8.816883	0.000	12/31/10
8.313121	782.843	8.284897	0.000	8.282094	0.000	12/31/09
6.161545	697.547	6.153120	0.000	N/A	N/A	12/31/08
FTVIP Templeton Global Bond Securities Fund-Class 2 (Inception Date 5/1/2009)
12.351643	3,051.245	12.284835	0.000	12.268213	1,119.088	12/31/11
12.655918	1,423.350	12.613020	0.000	12.602330	149.095	12/31/10
11.232173	92.129	11.216863	0.000	11.213038	0.000	12/31/09
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
9.625949	127,817.478	9.554398	6,804.477	9.541476	720.708	12/31/11
9.864697	117,421.481	9.811262	6,698.643	9.802953	0.000	12/31/10
8.975878	75,836.750	8.945411	6,856.501	8.942361	0.000	12/31/09
7.628224	20,818.570	7.617803	0.000	N/A	N/A	12/31/08
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
10.471123	29,083.315	10.393304	10,969.704	10.379256	0.000	12/31/11
10.311587	35,783.502	10.255725	11,023.577	10.247053	0.000	12/31/10
9.845819	34,056.721	9.812406	10,841.094	9.809083	0.000	12/31/09
9.237023	3,036.959	9.224418	0.000	N/A	N/A	12/31/08
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
9.070480	262,818.380	9.003059	6,078.074	8.990880	0.000	12/31/11
9.564825	342,458.033	9.513007	6,148.887	9.504956	0.000	12/31/10
8.532506	334,957.138	8.503536	6,181.556	8.500641	0.000	12/31/09
6.953038	86,635.280	6.943526	0.000	N/A	N/A	12/31/08
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
10.048312	24,600.484	9.973623	9,022.183	9.960132	0.000	12/31/11
10.096564	23,387.691	10.041865	8,290.981	10.033358	0.000	12/31/10
9.419484	21,902.406	9.387505	7,821.410	9.384308	0.000	12/31/09
8.444952	5,640.186	8.433410	0.000	N/A	N/A	12/31/08
Invesco Van Kampen V.I. Mid Cap Growth Fund-Series II Shares (Inception Date 5/1/2008)
8.585246	11,474.893	8.521376	0.000	8.509867	451.083	12/31/11
9.414381	9,772.494	9.363337	0.000	9.355424	377.251	12/31/10
8.071528	2,509.307	8.044090	0.000	8.041363	3.034	12/31/09
5.774023	503.078	5.766107	282.841	N/A	N/A	12/31/08
Invesco V.I. Global Real Estate Fund-Series II (Inception Date 5/1/2008)
7.448634	7,216.804	7.393221	0.000	7.383254	1,558.598	12/31/11
8.111406	5,373.215	8.067434	0.000	8.060636	179.114	12/31/10
7.027577	2,058.026	7.003692	0.000	7.001324	1.280	12/31/09
5.444932	901.578	5.437471	128.544	N/A	N/A	12/31/08
Invesco V.I. International Growth Fund-Series II (Inception Date 5/1/2008)
8.402871	5,366.439	8.340405	0.000	8.329121	505.395	12/31/11
9.176549	2,173.526	9.126852	0.000	9.119121	0.000	12/31/10
8.277270	249.638	8.249167	0.000	8.246363	0.000	12/31/09
6.231920	10.360	6.223396	0.000	N/A	N/A	12/31/08
Invesco V.I. Mid Cap Core Equity Fund-Series II (Inception Date 5/1/2008)
9.466752	1,425.329	9.396360	0.000	9.383657	921.674	12/31/11
10.284418	298.734	10.228681	0.000	10.220034	0.000	12/31/10
9.181228	299.094	9.150044	0.000	9.146933	0.000	12/31/09
7.181718	10.260	7.171892	0.000	N/A	N/A	12/31/08
Invesco V.I. Small Cap Equity Fund-Series I (Inception Date 5/1/2008)
10.477131	4,050.077	10.399205	0.000	10.385160	180.430	12/31/11
10.719612	10.142	10.661507	0.000	10.652494	175.073	12/31/10
8.470759	6,644.956	8.441978	0.000	8.439111	0.000	12/31/09
7.094011	6,645.486	7.084301	0.000	N/A	N/A	12/31/08
Invesco Van Kampen V.I. American Value Fund-Series I (Inception Date 5/1/2008)
9.996990	3,344.233	9.922642	0.000	9.909234	281.949	12/31/11
10.061397	2,746.274	10.006853	0.000	9.998392	427.078	12/31/10
8.360263	713.666	8.331851	0.000	8.329026	0.000	12/31/09
6.100196	923.992	6.091834	0.000	N/A	N/A	12/31/08
Invesco Van Kampen V.I. Comstock Fund-Series I Shares (Inception Date 5/1/2011)
8.889875	922.580	8.877692	0.000	8.874649	0.000	12/31/11
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 5/1/2008)
10.866139	7,551.964	10.785388	0.000	10.770796	1,379.280	12/31/11
10.889369	4,960.975	10.830380	0.000	10.821209	0.000	12/31/10
10.230213	2,082.642	10.195489	0.000	10.192025	0.000	12/31/09
8.274416	1,779.463	8.263110	0.000	N/A	N/A	12/31/08

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Janus Aspen Enterprise Portfolio-Service Shares (Inception Date 5/1/2008)
9.511515	1,424.240	9.440786	0.000	9.428013	0.000	12/31/11
9.823287	10.054	9.770046	0.000	9.761758	0.000	12/31/10
7.949198	579.213	7.922185	0.000	7.919481	0.000	12/31/09
5.589945	579.762	5.582281	0.000	N/A	N/A	12/31/08
Janus Aspen Janus Portfolio-Service Shares (Inception Date 5/1/2008)
8.847837	1,520.326	8.782048	0.000	8.770175	961.607	12/31/11
9.513928	2,739.442	9.462370	0.000	9.454358	1,301.877	12/31/10
8.457688	10.190	8.428958	0.000	8.426082	0.000	12/31/09
6.316143	10.280	6.307491	0.000	N/A	N/A	12/31/08
Janus Aspen Overseas Portfolio-Service Shares (Inception Date 5/1/2008)
6.732542	27,008.245	6.682461	0.000	6.673415	1,022.137	12/31/11
10.106889	23,501.649	10.052121	0.000	10.043617	1,287.975	12/31/10
8.211543	7,028.772	8.183634	0.000	8.180858	5.209	12/31/09
4.657777	3,060.232	4.651388	851.525	N/A	N/A	12/31/08
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2008)
10.245357	5,317.388	10.169180	0.000	10.155422	295.788	12/31/11
11.204222	3,459.212	11.143512	0.000	11.134086	0.000	12/31/10
8.600992	616.403	8.571774	0.000	8.568865	0.000	12/31/09
5.541307	585.237	5.533710	0.000	N/A	N/A	12/31/08
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 5/1/2008)
9.275526	3,787.719	9.206529	0.000	9.194081	0.000	12/31/11
9.720639	9.976	9.667942	0.000	9.659750	0.000	12/31/10
8.301363	10.042	8.273152	0.000	8.270334	0.000	12/31/09
6.511037	10.130	6.502122	0.000	N/A	N/A	12/31/08
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 5/1/2008)
8.339785	15,822.161	8.277779	0.000	8.266584	1,971.026	12/31/11
8.588851	13,453.429	8.542312	0.000	8.535074	588.530	12/31/10
7.993131	4,160.520	7.965974	0.000	7.963269	3.484	12/31/09
5.632234	1,446.749	5.624514	289.964	N/A	N/A	12/31/08
Oppenheimer Global Securities Fund/VA-Service Shares (Inception Date 5/1/2008)
8.770495	4,892.184	8.705281	0.000	8.693508	772.674	12/31/11
9.738802	1,538.830	9.686034	0.000	9.677835	0.000	12/31/10
8.549485	639.261	8.520435	0.000	8.517545	0.000	12/31/09
6.231661	2,079.739	6.223134	0.000	N/A	N/A	12/31/08
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 5/1/2008)
9.105367	1,330.085	9.037640	0.000	9.025423	0.000	12/31/11
9.277625	989.227	9.227323	0.000	9.219521	0.000	12/31/10
8.135964	10.200	8.108312	0.000	8.105558	0.000	12/31/09
6.456563	10.290	6.447719	0.000	N/A	N/A	12/31/08
Oppenheimer Main Street Small- & Mid-Cap Fund/VA-Service Shares (formerly Main Street Small Cap Fund) (Inception Date 5/1/2008)
10.246902	3,638.371	10.170720	0.000	10.156961	0.000	12/31/11
10.662024	3,029.916	10.604257	0.000	10.595268	0.000	12/31/10
8.800779	849.511	8.770890	0.000	8.767900	0.000	12/31/09
6.530697	658.483	6.521761	0.000	N/A	N/A	12/31/08
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 5/1/2008)
11.807256	4,201.145	11.719530	0.000	11.703694	1,427.526	12/31/11
11.602545	3,252.969	11.539716	0.000	11.529953	324.903	12/31/10
10.292261	777.700	10.257349	0.000	10.253861	0.000	12/31/09
7.444167	579.104	7.434006	0.000	N/A	N/A	12/31/08
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 5/1/2008)
12.159357	39,327.391	12.069037	0.000	12.052710	18.327	12/31/11
11.058640	28,782.444	10.998758	0.000	10.989438	11.655	12/31/10
10.390056	28,450.460	10.354821	0.000	10.351299	2.829	12/31/09
8.913899	14,844.627	8.901741	261.730	N/A	N/A	12/31/08
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 5/1/2008)
12.199935	30,141.306	12.109321	0.000	12.092935	549.051	12/31/11
11.959564	33,283.701	11.894827	0.000	11.884736	288.065	12/31/10
11.235770	14,413.326	11.197687	0.000	11.193870	5.207	12/31/09
10.004733	600.021	9.991103	466.386	N/A	N/A	12/31/08

Wilshire 2015 ETF Fund (Inception Date 5/1/2008)
10.131513	1,712.433	10.056222	0.000	10.042608	0.000	12/31/11
10.132717	1,592.552	10.077834	0.000	10.069288	0.000	12/31/10
9.227788	1,435.483	9.196467	0.000	9.193335	0.000	12/31/09
7.787306	10.310	7.776667	0.000	N/A	N/A	12/31/08
Wilshire 2025 ETF Fund (Inception Date 5/1/2008)
9.611288	1,687.954	9.539855	0.000	9.526938	0.000	12/31/11
9.736630	10.133	9.683884	0.000	9.675686	0.000	12/31/10
8.838552	10.200	8.808543	0.000	8.805548	0.000	12/31/09
7.452748	10.290	7.442562	0.000	N/A	N/A	12/31/08
Wilshire 2035 ETF Fund (Inception Date 5/1/2008)
9.018279	10.055	8.951236	0.000	8.939152	0.000	12/31/11
9.316519	10.114	9.266038	0.000	9.258216	0.000	12/31/10
8.400318	10.181	8.371790	0.000	8.368952	0.000	12/31/09
7.058405	10.270	7.048757	0.000	N/A	N/A	12/31/08

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2011. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccounts will be contained in a special Supplemental Prospectus dated May 1, 2012 for Closed Subaccounts.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers

We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract owners, annuitants and beneficiaries. Short-term trading can result in:

•	the dilution of Accumulation Unit Values or Portfolio net asset values

•

Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests

•	increased administrative costs due to frequent purchases and redemptions

To help protect Contract owners, annuitants, and beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences. In addition, it is possible that, despite the adoption and implementation of these restrictions, some market timing activity may occur while other market timing activity is prohibited.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices

We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. These reports provide us with information about Contract owners (or third parties acting on their behalf) who have engaged in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Accumulation Account) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. Our policies require us to adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year

We will mail a letter to the Contract owner notifying the Contract owner that:

•      we have identified the Contract owner as a person engaging in harmful trading practices; and

•      if the Contract owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by any other means.

On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

Other Restrictions

We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:

•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the Contract Year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

Our transfer restrictions are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.

Trading Restrictions and Redemption Fees Imposed by Portfolios

The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception. In addition, the Portfolios may impose redemption fees. We reserve the right to implement, administer and collect redemption fees imposed by any Portfolio. You should read the prospectuses of the Portfolios for more details about their ability to impose trading restrictions and redemption fees.

Information Sharing

As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•

To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

APPENDIX C: DEATH BENEFIT EXAMPLES

Example of Determination of Death Benefit Amount under the Basic Contract

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount under the Standard Contract.

This example assumes:

•	your total Purchase Payments equal $100,000;

•	your Account Value is $90,000; and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

Example of Determination of Death Benefit Amount under the Optional Enhanced Death Benefit Rider

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount under the optional Enhanced Death Benefit Rider.

This example assumes:

•	your total Purchase Payments equal $100,000;

•	your Account Value is $90,000;

•	the Historic High Value is $140,000 and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction in the Purchase Payments.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Calculate the proportional reduction in the Historic High Value.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$140,000	Historic High Value	x 11.1111%	Percentage Reduction	= $15,556	Proportional Reduction

Step Four: Calculate the reduced Historic High Value amount.

Historic High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

Historic High Value reduced for withdrawals	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Historic High Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

APPENDIX D: PURCHASE PAYMENT BONUS EXAMPLES

Example of Bonus Calculation

This example is intended to help you understand how the Bonus Base Amount and the Bonus Percentage are determined, how Purchase Payments and withdrawals impact the Bonus Base Amount and the Bonus Percentage, and how bonus amounts are calculated.

Assumption: You make the Purchase Payments shown, and you take no withdrawals except as shown.

	Assume:		Then:
Contract Year	Purchase Payments / Withdrawals		Calculation of Bonus Base Amount					Bonus Percentage	Calculation of Bonus
			Total Purchase Payments	Less Total Withdrawals		Equals Bonus Base Amount			Calculation	Bonus Amount
0		$200,000	$200,000		- 0	=$	200,000	4%	4% of $200,000	=$	8,000
1		$100,000	$300,000		- 0	=$	300,000	5%	5% of $100,000	=$	5,000
			(200,000 + 100,000)
2			$300,000		- 0	=$	300,000	5%	n/a		n/a
3	-$	80,000	$300,000	- $	80,000	=$	220,000	4%	n/a		n/a
4		$20,000	$320,000	- $	80,000	=$	240,000	4%	4% of $20,000	=$	800
			(300,000 + 20,000)
5		$30,000	$350,000	- $	80,000	=$	270,000	5%	5% of $30,000	=$	1,500
			(320,000 + 30,000)

Example of Calculation of Early Withdrawal Charge on Bonus Amount

This example is intended to help you understand that the early withdrawal charge applies to bonus amounts. The early withdrawal charge is calculated as a percentage of the Purchase Payment and any related bonus withdrawn, surrendered or annuitized.

Assumptions: You buy your Contract with a Purchase Payment of $200,000. We credit an $8,000 bonus to this Purchase Payment. You allocate your Purchase Payment and the related bonus to a Subaccount that has a 0% return while you own your Contract. So your account value remains $208,000. You surrender your contract during the third Contract year. The early withdrawal charge is 6% and the only waiver that applies is the 10% free withdrawal privilege. We take an early withdrawal charge of $11,232 and you receive $196,768.

	Formula	Calculation	Amount
Free withdrawal amount	0.10 x (purchase payment + bonus)	0.10 x $208,000	$20,800
Amount subject to early withdrawal charge	(purchase payment + bonus) – free withdrawal amount	$208,000 – $20,800	$187,200
Early withdrawal charge	0.06 x amount subject to charge	0.06 x $187,200	$11,232
Amount paid to you	account value – early withdrawal charge	$208,000 – $11,232	$196,768

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

FLEXIBLE PREMIUM DEFERRED ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2012 FOR CLOSED SUBACCOUNTS

Access100	(333-148676)
ContributorPlus®	(333-148459)
Flex(b)	(333-148444)
Transition20®	(333-148387)
TotalGroup®	(333-148940)

Annuity Investors Life Insurance Company is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2012, for the variable annuity contracts listed above (individually, a “Contract” and collectively, the “Contracts”). Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (individually, the “Closed Subaccount” and collectively, the “Closed Subaccounts”) investing in the Portfolios listed below. Each Closed Subaccount is an additional investment option available only to Contract Owners or Participants who held Accumulation Units in the Subaccount on the date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

Closed Subaccount	Date Closed

AllianceBernstein Variable Product Series -International Value Portfolio-Class B	April 30, 2010

Calamos Advisors Trust -Growth and Income Portfolio	April 30, 2012

Dreyfus Investment Portfolios -MidCap Stock Portfolio-Service Shares	April 30, 2010

Morgan Stanley Universal Institutional Funds, Inc. -Core Plus Fixed Income Portfolio-Class I	April 30, 2010

Oppenheimer Variable Account Funds -Balanced Fund/VA-Service Shares	April 30, 2009

Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccounts described in this Supplemental Prospectus.

A Statement of Additional Information (“SAI”) dated May 1, 2012, contains more information about the Separate Account and the Contracts, including the Closed Subaccounts. The SAI is part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as other information regarding the Contract, the Separate Account or the Company) at the Securities and Exchange Commission website: http:\\www.sec.gov. The registration numbers for the Contracts are set out in the Contract list at the top of this page.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•     The Contract may be sold by a bank or credit union, but it is not a deposit or obligation of the bank or credit union  or guaranteed by the bank or credit union.

•     The Contract is not FDIC or NCUSIF insured.

•     The Contract involves investment risk and may lose value.

1

FINANCIAL INFORMATION RELATED TO CLOSED SUBACCOUNTS

Condensed Financial Information

Appendix A to this Supplemental Prospectus provides condensed financial information with respect to the Closed Subaccounts. For each Closed Subaccount, it includes the following information:

•	year-end accumulation unit value for the Closed Subaccount for the period ended December 31, 2011; and

•	number of accumulation units outstanding as of the end of each period.

Financial Statements

The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

UNDERLYING PORTFOLIOS FOR CLOSED SUBACCOUNTS

The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners or Participants who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors. This date is listed on the first page of this Supplemental Prospectus.

Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolio, its investment advisor and other service providers, and its expenses. There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any Portfolio.

You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to a Closed Subaccount or the Subaccounts. For a copy of the prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
AllianceBernstein Variable Product Series

AllianceBernstein International Value Portfolio	Class B	AllianceBernstein	International equity: Foreign value

Calamos Advisors Trust

Growth and Income Portfolio	N/A	Calamos Advisors	Balanced: Moderate allocation

Dreyfus Investment Portfolios

Dreyfus MidCap Stock Portfolio	Service	The Dreyfus Corporation	Domestic equity: Mid cap blend
Morgan Stanley The Universal Institutional Funds, Inc.

Morgan Stanley UIF Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management	General bond: Intermediate term bond
Oppenheimer Variable Account Funds

Oppenheimer Balanced Fund/VA	Service	OppenheimerFunds	Balanced: Moderate allocation

Expenses of the Portfolios

In addition to charges and deductions by us, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information of the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

Allocations to Closed Subaccounts

You may allocate purchase payments to a Closed Subaccount only if you had Accumulation Units in that Closed Subaccount as of the applicable date set out on the first page of this Supplemental Prospectus. This investment option will become unavailable to you once you no longer have money in that Closed Subaccount.

2

Changes to Subaccounts

We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. If a Subaccount or the corresponding Portfolio is no longer available, we will stop accepting allocations to the Subaccount. We may substitute the shares of a different portfolio for shares of the underlying Portfolio held by the corresponding Subaccount. We may also substitute a different class of portfolio shares for the class of Portfolio shares held by a Subaccount.

We may make these substitutions or other changes to the Subaccounts or underlying Portfolios due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.

We review the Portfolios periodically and we may limit the availability of any Portfolio for new Purchase Payments and/or transfers if we determine that the Portfolio no longer satisfies our selection criteria, the corresponding Subaccount has not attracted significant allocations from Contract owners, or it is in the best interest of persons having voting rights under the Contracts. We will notify you of such limitations. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners of such limitations.

********************

3

APPENDIX A: CONDENSED FINANCIAL INFORMATION

The tables below give year-end Accumulation Unit Information for Access100; ContributorPlus; Flex(b); Transition20 and TotalGroup variable annuities with respect to the Closed Subaccounts from the end of the year of inception (the commencement date of the public offering of the Contracts) through December 31, 2011. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of April 30, 2008.

Condensed Financial Information for Access 100

Standard (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.95% Total Separate Account Expenses) Accumulation Units Outstanding	(2.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (2.00 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
5.126119	3,167.475	5.087903	0.000	5.080959	0.000	12/31/11
6.476212	2,923.074	6.441039	0.000	6.435542	0.000	12/31/10
6.319785	2,678.796	6.298265	0.000	6.296110	0.000	12/31/09
4.787477	9.920	4.780896	0.000	N/A	N/A	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
10.392673	14,943.863	10.315280	0.000	10.301238	0.000	12/31/11
10.779388	4,207.809	10.720876	0.000	10.711750	0.000	12/31/10
9.831745	1,142.951	9.798300	0.000	9.794951	0.000	12/31/09
7.177415	9.880	7.167584	0.000	N/A	N/A	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
9.825530	3,232.379	9.752334	3,923.023	9.739059	749.744	12/31/11
9.980352	3,046.902	9.926160	3,204.925	9.917702	784.474	12/31/10
8.001784	455.522	7.974544	0.000	7.971813	0.000	12/31/09
6.018251	9.860	6.009990	0.000	N/A	N/A	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
10.790628	5,088.019	10.710347	4,701.145	10.695756	1,623.913	12/31/11
10.395265	5,438.270	10.338892	4,351.586	10.330062	1,688.643	12/31/10
9.874876	4,799.371	9.841332	2,674.599	9.837953	1,327.466	12/31/09
9.166620	650.314	9.154096	0.000	N/A	N/A	12/31/08
Oppenheimer Balanced Fund/VA Service Shares (Inception Date 5/1/2008)
7.554273	9.702	7.497984	0.000	7.487785	0.000	12/31/11
7.659114	9.762	7.617520	0.000	7.611029	0.000	12/31/10
6.918376	9.829	6.894826	0.000	6.892469	0.000	12/31/09
5.790847	9.920	5.782902	0.000	N/A	N/A	12/31/08

4

Condensed Financial Information for ContributorPlus

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	(1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
5.164525	6,322.410	5.126119	0.000	5.119180	358.061	12/31/11
6.511487	6,645.585	6.476212	0.000	6.470723	298.048	12/31/10
6.341336	1,197.285	6.319785	0.000	6.317642	0.000	12/31/09
4.794041	1,251.483	4.787477	0.000	N/A	N/A	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
10.470497	2,537.756	10.392673	0.000	10.378610	0.000	12/31/11
10.838102	2,352.569	10.779388	0.000	10.770260	0.000	12/31/10
9.865227	922.688	9.831745	0.000	9.828401	0.000	12/31/09
7.187246	10.280	7.177415	0.000	N/A	N/A	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
9.899149	1,504.652	9.825530	0.000	9.812254	0.000	12/31/11
10.034749	1,395.033	9.980352	0.000	9.971918	0.000	12/31/10
8.029080	797.187	8.001784	0.000	7.999073	0.000	12/31/09
6.026508	712.749	6.018251	0.000	N/A	N/A	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
10.871392	1,237.715	10.790628	0.000	10.776042	0.000	12/31/11
10.451856	1,357.913	10.395265	0.000	10.386464	0.000	12/31/10
9.908474	10.289	9.874876	0.000	9.871516	0.000	12/31/09
9.179147	10.380	9.166620	0.000	N/A	N/A	12/31/08
Oppenheimer Balanced Fund/VA Service Shares (Inception Date 5/1/2008)
7.610835	177.808	7.554273	0.000	7.544036	0.000	12/31/11
7.700835	177.867	7.659114	0.000	7.652621	0.000	12/31/10
6.941948	10.229	6.918376	0.000	6.916029	0.000	12/31/09
5.798780	10.320	5.790847	0.000	N/A	N/A	12/31/08

5

Condensed Financial Information for Flex(b)

Standard (1.25% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.25% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.45% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.45% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.50% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.50 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
5.222636	53,462.413	5.183823	1,532.172	5.176816	866.311	12/31/11
6.564741	42,750.948	6.529186	1,271.034	6.523675	719.291	12/31/10
6.373763	29,251.599	6.352123	918.636	6.349977	121.734	12/31/09
4.803904	3,918.322	4.797333	339.287	N/A	N/A	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
10.588120	74,014.102	10.509571	0.000	10.495345	46.716	12/31/11
10.926610	43,921.211	10.867537	0.000	10.858317	14.697	12/31/10
9.915594	15,333.947	9.882005	0.000	9.878631	0.000	12/31/09
7.201989	3,523.806	7.192157	0.000	N/A	N/A	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
10.010420	6,944.323	9.936124	118.452	9.922688	0.000	12/31/11
10.116740	6,531.179	10.062022	86.567	10.053508	0.000	12/31/10
8.070113	3,064.216	8.042748	71.870	8.040012	0.000	12/31/09
6.038900	234.311	6.030640	50.891	N/A	N/A	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
10.993467	236.334	10.911949	0.000	10.897185	0.000	12/31/11
10.537190	737.747	10.480230	0.000	10.471355	0.000	12/31/10
9.959007	427.662	9.925294	0.000	9.921923	0.000	12/31/09
9.197916	27.744	9.185400	0.000	N/A	N/A	12/31/08
Oppenheimer Balanced Fund/VA Service Shares (Inception Date 5/1/2008)
7.696365	16,234.887	7.639238	0.000	7.628905	0.000	12/31/11
7.763765	17,184.680	7.721749	0.000	7.715217	0.000	12/31/10
6.977418	15,110.910	6.953750	0.000	6.951382	0.000	12/31/09
5.810678	4,005.178	5.802745	0.000	N/A	N/A	12/31/08

Condensed Financial Information for TotalGroup

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
5.320401	0.000	5.271400	4,681.245	12/31/11
6.653954	0.000	6.609293	4,631.294	12/31/10
6.427891	0.000	6.400844	2,460.730	12/31/09
4.820304	0.000	4.812121	79.140	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
10.786091	0.000	10.686877	2,951.429	12/31/11
11.074980	0.000	11.000721	2,806.139	12/31/10
9.999664	0.000	9.957634	2,003.097	12/31/09
7.226498	0.000	7.214261	9.880	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
10.197661	0.000	10.103800	268.758	12/31/11
10.254188	0.000	10.185373	251.550	12/31/10
8.138624	0.000	8.104363	106.221	12/31/09
6.059494	0.000	6.049206	15.870	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
11.198930	0.000	11.095922	345.266	12/31/11
10.680224	0.000	10.608601	659.030	12/31/10
10.043383	0.000	10.001181	312.213	12/31/09
9.229152	0.000	9.213551	9.980	12/31/08
Oppenheimer Balanced Fund/VA Service Shares (Inception Date 5/1/2008)
7.840284	0.000	7.768147	9.636	12/31/11
7.869214	0.000	7.816423	80.263	12/31/10
7.036615	0.000	7.007018	101.774	12/31/09
5.830476	0.000	5.820592	9.920	12/31/08

6

Condensed Financial Information for Transition20

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
5.145312	9.702	5.106955	0.000	12/31/11
6.493842	9.762	6.458571	0.000	12/31/10
6.330561	184.576	6.308997	0.000	12/31/09
4.790762	9.920	4.784183	0.000	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
10.431591	3,876.309	10.353889	0.000	12/31/11
10.808762	3,082.946	10.750076	0.000	12/31/10
9.848500	1,257.332	9.814998	0.000	12/31/09
7.182336	1,258.639	7.172498	0.000	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
9.862350	9.644	9.788875	0.000	12/31/11
10.007566	9.704	9.953233	0.000	12/31/10
8.015439	9.771	7.988161	0.000	12/31/09
6.022384	9.860	6.014118	0.000	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
10.831027	9.761	10.750416	0.000	12/31/11
10.423589	9.821	10.367048	0.000	12/31/10
9.891696	9.889	9.858095	0.000	12/31/09
9.172891	9.980	9.160361	0.000	12/31/08
Oppenheimer Balanced Fund/VA Service Shares (Inception Date 5/1/2008)
7.582543	1,687.374	7.526086	0.000	12/31/11
7.679976	1,649.292	7.638297	0.000	12/31/10
6.930174	1,601.630	6.906605	0.000	12/31/09
5.794814	1,505.094	5.786875	0.000	12/31/08

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2012 FOR

CONTRACTS ISSUED BEFORE JUNE 1, 2009

Access100 Contracts

ContributorPlus Contracts

Flex(b) Contracts

Transition20 Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders were available with Access100 Contracts, ContributorPlus Contracts, Flex(b) Contracts, and Transition20 Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference. Your Contract effective date is set out on your Contract specifications page. This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2012, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2012, contains more information about the Separate Account and the Contracts. The SAI is part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI as well as other information about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for each Contract is set out below.

Access100 Contract	333-148676	Flex(b) Contract	333-148444
ContributorPlus Contract	333-148459	Transition20 Contract	333-148387

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•      The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•      The Contracts are not FDIC or NCUSIF insured.

•      The Contracts involve investment risk and may lose value.

1

SUPPLEMENT TO EXPENSE TABLES

The following information supplements Table B: Annual Expenses in your Contract prospectus.

	Rider activated before May 1, 2009		Rider activated on or after May 1, 2009
	Current Charge*	Maximum Charge	Current Charge*	Maximum Charge
Guaranteed Lifetime Withdrawal Benefit Rider
Basic Rider (Lifetime GRIP)	0.65%	1.50%	1.30%	1.50%
Rider with Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	1.60%	1.80%
Rider with Spousal Benefit (Lifetime GRIP with Spousal Benefit)	0.80%	1.80%	1.60%	1.80%
Rider with Enhanced Benefit and Spousal Benefit (Lifetime GRIPplus with Spousal Benefit)	0.95%	2.10%	1.90%	2.10%
Guaranteed Minimum Withdrawal Benefit Rider (PayPlan)	0.40%	1.00%	0.80%	1.00%

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.

The Benefit Base Amount starts with the Account Value of your Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

*The current charges set out in the table are the Rider charges as of May 1, 2012. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

SUPPLEMENT TO EXAMPLES

The information in this section supplements the Examples section in the applicable Contract prospectus. The following assumptions apply to all examples.

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•

You allocate your purchase payment to the Ibbotson Conservative ETF Asset Allocation Portfolio for the periods indicated, which is the Portfolio with the highest expenses (1.04%) among the underlying Portfolios in which the Designated Subaccounts invest.

2

•	You activate the Guaranteed Lifetime Withdrawal Benefit Rider with both the Enhanced Benefit and the Spousal Benefit when you purchase your Contract and the maximum rider charge of 2.10% is incurred.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 is incurred.

ACCESS100

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 2.00% are incurred.

Table #1. We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years
$555	$1,741	$3,037	$6,834

Table #2. We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years
$555	$1,741	$3,037	$6,834

Because there are no early withdrawal charges in the Access100 contract, your costs are the same whether you surrender, annuitize, or keep your Contract.

CONTRIBUTORPLUS

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 1.80% are incurred.

Table #1. We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$1,436	$2,383	$3,440	$6,643

Table #2. We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$536	$1,683	$2,940	$6,643

By comparing the costs shown in the tables above, you can see the impact of early withdrawal charges on your costs.

FLEX(b)

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 1.50% are incurred.

Table #1. We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$1,306	$2,194	$3,193	$6,350

3

Table #2. We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$506	$1,594	$2,793	$6,350

By comparing the costs shown in the tables above, you can see the impact of early withdrawal charges on your costs.

TRANSITION20

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In the example, we assume that Separate Account annual expenses of 1.90% are incurred.

Table #1. We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$1,245	$2,212	$2,989	$6,739

Table #2. We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$545	$1,712	$2,989	$6,739

By comparing the costs shown in the tables above, you can see the impact of early withdrawal charges on your costs.

Additional Information about Expenses of the Ibbotson Conservative ETF Asset Allocation Portfolio

The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests. The Portfolio’s indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each Underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2011. The Portfolio expenses in the examples will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs. The corresponding Ibbotson Conservative ETF Asset Allocation Subaccount invests in the Portfolio’s Class II shares. Excluding the indirect costs of investing in the underlying ETFs, total annual fund operating expenses are 1.20% for Class II shares.

RIDER DEFINITIONS

The following definitions apply to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Benefit

A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount

The amount on which Benefit payments and Rider charges are based.

Benefit Start Date

The first day that a Benefit under the Rider is to be paid.

Designated Subaccount

Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

4

Excess Withdrawal

Each withdrawal from the Contract on or after the Rider Effective Date, except a withdrawal to pay Rider charges or withdrawal to pay Rider Benefits.

Good Order

We cannot process information or a request until we have received your instructions in “good order” at our Administrative Office. We will consider information or a request to be in “good order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

Required Minimum Distribution

The amount, if any, that is required to be distributed from the Contract for the current calendar year under Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to the Contract.

•

For purposes of the Rider, this amount will be computed based on the values of the Contract without considering any other annuity or tax-qualified account. It will be reduced by all prior withdrawals or Benefit payments from the Contract made in such calendar year.

•	For purposes of the Rider, we may choose to compute this amount disregarding changes in federal tax law after the Rider Issue Date that would increase it. We will notify you if we make this choice.

Rider Effective Date

The Contract Effective Date or Contract Anniversary on which you activate the Rider.

Rider Issue Date

The date that the Rider is issued with or is added to your Contract. The Rider Issue Date is set out on the Rider specifications page.

Written Request

Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

To obtain one of our forms, contact us at the above address, or call us at 1-800-789-6771.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

5

LIFETIME GRIP—GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Introduction to Lifetime GRIP

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to your Contract. If you choose to activate the Rider, it will provide guaranteed withdrawal rights for the life of the Insured. You will be entitled to take withdrawals from your Contract equal to the Benefit amount even if the Contract values are zero.

An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

Lifetime GRIP Definitions

Enhanced Benefit

When elected, an additional Benefit available as set out in the Enhanced Benefit provision of the Rider.

Insured

The person whose lifetime is used to measure the Benefits under the Rider. The Insured on the Rider Issue Date is set out on the Rider specifications page.

•	If you are the individual who is the Owner of the Contract on the Rider Issue Date, you are the Insured, without regard to any joint owner.

•	If an Owner is not a human being, then the individual who is the Annuitant under the Contract is the Insured, without regard to any joint Annuitant.

•

The Insured cannot be changed after the Rider Issue Date. There is one exception to this rule. If the spouse of the person who is the Insured on the Rider Issue Date becomes the sole Owner or successor owner of the Contract before the Benefit Start Date, then that spouse will become the Insured.

Reset Date

Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Contract Anniversary on which you elect to reset the Benefit Base Amount;

•

any date before the Benefit Start Date on which ownership of the Contract is transferred to the spouse of the Insured if a Spousal Benefit is not in effect and your Account Value is less than the Benefit Base Amount; and

•

any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a Spousal Benefit is not in effect and the spouse of the Insured becomes the successor owner of the Contract.

Spousal Benefit

When elected, a Benefit that may be available for the life of the Spouse if the Insured dies after the Benefit Start Date. If you wish to add the Spousal Benefit to the Rider, you must elect this benefit at the time that you activate the Rider.

Spouse

The person who is the spouse of the Insured as of the Benefit Start Date.

•	A person will cease to be considered the Spouse at any time that the marriage of the Insured and that person is terminated other than by the Insured’s death.

•	A new Spouse cannot be substituted after the Benefit Start Date.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

At the time of activation, you may elect to activate:

•	the Enhanced Benefit;

•	the Spousal Benefit; or

•	both the Enhanced Benefit and the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

6

You may not activate the Rider if:

•	you are the Insured and you are age 86 or older;

•	another person is the Insured and that person is age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Minimum Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contact, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Contract Anniversary.

After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts.

The Designated Subaccounts are:

Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

7

These allocation rules do not apply to amounts held as collateral for a loan under your Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Rider Charge

If you activate the Rider, there is a charge for the Rider for each Contract Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. The Rider charge for a Contract Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2012 and the maximum Rider charge rates are shown below.

For a Rider Activated Before May 1, 2009	Basic Rider		Rider with Spousal Continuation
	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	0.65%	1.50%	0.80%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	0.95%	2.10%

For a Rider Activated On or After May 1, 2009	Basic Rider		Rider with Spousal Continuation
	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	1.30%	1.50%	1.60%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	1.60%	1.80%	1.90%	2.10%

For purposes of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Contract Year at the end of that Contract Year. We will also assess a prorated portion of the Rider charge for a Contract Year upon surrender of the Contract or other termination of the Rider.

We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal; or

•	your spouse becomes the Owner or successor owner of your Contract if the Spousal Benefit is not in effect.

If we change the Rider charge, the new Rider charge may apply to any Contract Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Benefit Start Date

To begin taking the lifetime withdrawal Benefit, you must first designate a Benefit Start Date.

•	If you are the Insured, you must be at least 55 years old on the Benefit Start Date.

•	If another person is the Insured, that person must be at least 55 years old on the Benefit Start Date.

•	If a Spousal Benefit is in effect, both the Insured and the Spouse must be at least 55 years old on the Benefit Start Date.

•	The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made.

You must pay off all loans under the Contract on or before the Benefit Start Date.

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Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

•	A Benefit payment may be an amount up to the full Benefit amount available on the payment date.

•	A Benefit payment may not be less than $50.

A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.

Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.

The annual Benefit amount is determined as follows.

•	Determine the applicable Benefit Percentage (4.0% or 5.0%) from the table below.

•	Add the benefit booster (0.50%) to the Benefit Percentage if your Benefit Start Date is on or after the 10th anniversary of the Rider Effective Date.

•	Multiply the resulting percentage by the Benefit Base Amount on the date that the payment is to be made.

The annual Benefit amount for the Contract Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Contact Year but not taken during that Contract Year may not be carried over to the next Contract Year. The Benefit amount at any point in time is equal to:

•	the annual Benefit amount as determined at that point in time; less

•	the amount of each Benefit payment, if any, previously made during the current Contract Year.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Benefit

The annual Benefit amount for a Contract Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Contract Year began.

Benefit Percentage

On the Benefit Start Date, the Benefit Percentage is set and will not change.

•	If you are the Insured, the Benefit Percentage is based on your age on the Benefit Start Date.

•	If another person is the Insured on the Benefit Start Date, the Benefit Percentage is based on the Insured’s age on the Benefit Start Date.

•	If the Spousal Benefit is in effect and the Spouse is younger than the Insured, the Benefit Percentage is based on the Spouse’s age on the Benefit Start Date.

Age on Benefit Start Date	Benefit Percentage	Benefit Percentage with Benefit Booster
At least age 55 but under age 59 1/2	4.0%	4.5%
Age 59 1/2 or older	5.0%	5.5%

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Benefit Base Amount

The Benefit Base Amount is determined as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date.

•	Add Rollup Amounts credited since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they generally reduce Contract values, the Death Benefit, and the amount available for annuitization. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Rollup Amounts. A rollup amount is a minimum guaranteed increase in the Benefit Base Amount.

The rollup amount for a Contract Year is calculated as follows.

•	Start with the rollup percentage of 6.0%.

•	Add the rollup booster (1.0%) if the Contract Year began after the 10th anniversary of the Rider Effective Date and there has been no Excess Withdrawal in any prior Contract Year.

•	Multiply the resulting percentage by the rollup base.

The rollup base for a Contract Year is calculated as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date but before the beginning of the current Contract Year.

•

Add Purchase Payments that we have received during the current Contract Year multiplied by a fraction representing that portion of the Contract Year that the Purchase Payment was held under the Contract.

•	Subtract any amount not held in a Designated Subaccount at the end of that Contract Year.

A rollup period begins on any Reset Date that is before the Benefit Start Date and ends on the earliest of:

•	the completion of 10 full Contract Years, measured from the most recent Reset Date;

•	the date that you take an Excess Withdrawal; or

•	the Benefit Start Date.

A reset occurring within a rollup period will not end the rollup period, but will extend it.

We will credit rollup amounts to the Benefit Base Amount at the end of each full Contract Year that is included in a rollup period. We will not credit any rollup amount for a Contract Year unless the full Contract Year is included in a rollup period.

Excess Withdrawal Adjustments. The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in the Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

Example Showing Percentage Reduction

Account Value			Benefit Base Amount
Before Withdrawal		$160,000	Before Withdrawal		$200,000
Minus Withdrawal	– $	40,000	Minus Reduction	– $	50,000

After Withdrawal		$120,000	After Withdrawal		$150,000

Percentage Reduction			Percentage Reduction
40,000 / 160,000 =		25%	50,000 / 200,000 =		25%

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A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal in a Contract Year, we will not credit any Rollup Amount to the Benefit Base Amount at the end of that Contract Year. If you take an Excess Withdrawal, the rollup booster will no longer be available to you.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Note that a Required Minimum Distribution taken from your Contract before the Benefit Start Date is an Excess Withdrawal. On the other hand, a Required Minimum Distribution taken from your Contract on or after the Benefit Start Date is not an Excess Withdrawal.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Contract Anniversary that the Rider is in effect and after any rollup amount for the prior Contract Year is credited, you may elect to reset the Benefit Base Amount to the Account Value on that Contract Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Contract Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Contract Anniversary. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Contract Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Contract Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

Examples showing how the Benefit Base Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

Termination of Benefit Payments

All rights to take Benefit payments will end on the earliest of:

•	the date that the Insured dies, if the Spousal Benefit is not in effect;

•	the date that the Insured dies if the Spousal Benefit is in effect but no Spouse survives the Insured;

•	the date that the Spouse dies, if the Spousal Benefit is in effect and the Spouse survives the Insured;

•	the completion of the maximum period that a benefit can be paid under the applicable rules of the Internal Revenue Code or similar provisions of the federal tax law; or

•	the date that the Rider terminates.

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Enhanced Benefit After Age 65—Lifetime GRIPplus

The Rider will provide an enhanced benefit after age 65 if you elect the Enhanced Benefit at the time that you activate the Rider. To elect the Enhanced Benefit, you must make a Written Request.

If you elect the Enhanced Benefit, the Benefit amount (before any Benefit booster) will be doubled for one Contract Year provided the following conditions are satisfied:

•	you make a Written Request to take the Enhanced Benefit before the beginning of the Contract Year;

•	the Contract Year begins on or after the Benefit Start Date;

•	if the Insured is living, the Contract Year begins on or after the date that the Insured has reached age 65;

•	if a Spousal Benefit is in effect and the Spouse is living, the Contract Year begins after the date that the Spouse has reached age 65;

•	you have not already taken the Enhanced Benefit; and

•	the Rider has not terminated.

There is an additional charge for the Enhanced Benefit. Currently, the additional charge for the Enhanced Benefit for a Contract Year is 0.30% of the Benefit Base Amount. The additional charge for the Enhanced Benefit will never exceed 0.30% of the Benefit Base Amount.

Spousal Benefit

The Rider will provide withdrawal rights for the Spouse of the Insured if you elect the Spousal Benefit at the time that you activate the Rider. To elect the Spousal Benefit, you must make a Written Request.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his or her lifetime, a withdrawal Benefit provided the following conditions are satisfied:

•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse and the Insured are still married when the Insured dies; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.

The Spousal Benefit will only be of value if all of these conditions are satisfied.

There is an additional charge for the Spousal Benefit. Currently, the additional charge for the Spousal Benefit for a Contract Year is 0.30% of the Benefit Base Amount. The additional charge for the Spousal Benefit will never exceed 0.30% of the Benefit Base Amount.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first. If, during the life of the Insured and after the Benefit Start Date, the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

The election of the Spousal Benefit will not change the death benefit provisions of your Contract.

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Example of Impact of Excess Withdrawal on Benefits

Guaranteed Lifetime Withdrawal Benefit Rider. This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

•	Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit year.

•	Then assume that, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

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Examples of Benefit Base Amount Calculation for Guaranteed Lifetime Withdrawal Benefit Rider

These examples are intended to help you understand how the Base Benefit Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount. The examples assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is the Account Value of the Contract on the most recent Reset Date, plus Purchase Payments received and rollup amounts credited since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Rollup Amount Credited for prior Contract Year		Benefit Base Amount for following Contract Year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$6,000	(6% of $100,000)	106,000	(rollup)
2	50,000	160,000	6,000	(6% of $100,000)	162,000	(rollup + payment)
3		170,000	9,000	(6% of $150,000)	171,000	(rollup)
4		185,000	9,000	(6% of $150,000)	185,000	(elective reset)
5		183,000	11,100	(6% of $185,000)	196,100	(rollup)
6		180,000	11,100	(6% of $185,000)	207,200	(rollup)
7		202,000	11,100	(6% of $185,000)	218,300	(rollup)
8		230,000	11,100	(6% of $185,000)	230,000	(elective reset)
9		238,000	13,800	(6% of $230,000)	243,800	(rollup)

Example 2	Assume:		Then:
Rider Anniversary	Payment or Withdrawal	Account Value	Rollup Amount Credited for prior Contract Year		Benefit Base Amount for following Contract Year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$6,000	(6% of $100,000)	106,000	(rollup)
2	-22,000	88,000	6,000	(6% of $100,000)	89,600	(rollup - adjustment)
3		93,500	n/a	(excess withdrawal)	93,500	(elective reset)
4		101,750	5,610	(6% of $93,500)	101,750	(elective reset)
5		100,650	6,105	(6% of $101,750)	107,855	(rollup)
6		99,000	6,105	(6% of $101,750)	113,960	(rollup)
7		111,100	6,105	(6% of $101,750)	120,065	(rollup)
8		126,500	6,105	(6% of $101,750)	126,500	(elective reset)
9		130,900	7,590	(6% of $126,500)	134,090	(rollup)

The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.

Rollup Amounts. The rollup amounts ensure that the Benefit Base Amount will grow by a minimum factor over a period of up to 10 years since the most recent Reset Date.

In the first example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except the 4th and 8th Rider anniversaries.

In the second example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except for the 3rd, 4th, and 8th Rider anniversaries. In addition, there is no rollup amount credited at the end of the 3rd Contract Year because of the Excess Withdrawal taken on the 2nd Rider anniversary (which is the beginning of the 3rd Contract Year).

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in the Account Value of the Contract. It also restarts the period during which rollup amounts may be credited and the base on which they are calculated.

In both examples, a reset election is made on the 4th and 8th Rider anniversaries because the Account Value has grown to an amount greater than the Benefit Base Amount (including rollup amounts).

In the second example, the loss of the rollup amount on account of the Excess Withdrawal also gives rise to a reset on the 3rd Rider anniversary.

Please note that, if you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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PAYPLAN—GUARANTEED MINIMUM WITHDRAWAL BENEFIT

Introduction to PayPlan

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even if the Contract values are zero.

An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

PayPlan Definitions

Reset Date

Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Contract Anniversary on which you elect to reset the Benefit Base Amount;

•	any date on which you assign or transfer an interest in the Contract to your spouse if your Account Value is less than the Benefit Base Amount; and

•

any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a spouse becomes the successor owner of the Contract and your Account Value on that date is less than the Benefit Base Amount.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

You may not activate the Rider if:

•	you or any joint owner is age 86 or older;

•	an Owner is not a human being and the Annuitant is age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Lifetime Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contact, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

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If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Contract Anniversary.

After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts.

The Designated Subaccounts are:

Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

These allocation rules do not apply to amounts held as collateral for a loan under your Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Rider Charge

If you activate the Rider, there is a charge for the Rider for each Contract Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. The Rider charge for a Contract Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2012 and the maximum Rider charge rates are shown below.

	Current	Maximum
For a Rider activated before May 1, 2009	0.40%	1.00%
For a Rider activated on or after May 1, 2009	0.80%	1.00%

For purpose of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Contract Year at the end of that Contract Year. We will also assess a prorated portion of the Rider charge for a Contract Year upon surrender of the Contract or other termination of the Rider.

We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

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We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you do so on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal;

•	you assign or transfer an interest in the Contract to your spouse; or

•	a spouse becomes the successor owner of the Contract.

The Rider charge will never exceed 1.00% of the Benefit Base Amount. If we change the Rider charge, the new Rider charge may apply to any Contract Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Benefit Start Date

To begin taking the withdrawal Benefit, you must first designate a Benefit Start Date. You must be at least 55 years old on the Benefit Start Date. If an Owner is not a human being, the Annuitant must be at least 55 years old on the Benefit Start Date. The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made.

You must pay off all loans under the Contract on or before the Benefit Start Date.

Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

•	A Benefit payment may be an amount up to the full Benefit amount available on the payment date.

•	A Benefit payment may not be less than $50.

A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1/2, may be subject to a 10% federal penalty tax.

Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.

The annual Benefit amount is 5% of the Benefit Base Amount on the date that the payment is to be made. The annual Benefit amount for the Contract Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Contact Year but not taken during that Contract Year may not be carried over to the next Contract Year. The Benefit amount available at any point in time on or after the Benefit Start Date is equal to:

•	the annual Benefit amount as then determined; less

•	the amount of any Benefit payment previously made during the current Contract Year.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Benefit

The annual Benefit amount for a Contract Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Contract Year began.

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Benefit Base Amount

The maximum total Benefits under the Rider will be equal to the Benefit Base Amount.

The Benefit Base Amount is determined as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. In addition, they generally reduce Contract values, the Death Benefit, and the amount available for annuitization. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Excess Withdrawal Adjustments

The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in the Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

Example Showing Percentage Reduction

Account Value			Benefit Base Amount
Before Withdrawal		$160,000	Before Withdrawal		$200,000
Minus Withdrawal	– $	40,000	Minus Reduction	– $	50,000

After Withdrawal		$120,000	After Withdrawal		$150,000

Percentage Reduction			Percentage Reduction
40,000 / 160,000 =		25%	50,000 / 200,000 =		25%

A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Contract Anniversary that the Rider is in effect, you may elect to reset the Benefit Base Amount to the Account Value on that Contract Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Contract Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Contract Anniversary. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

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You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Contract Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Contract Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

Examples showing how the Benefit Base Amount is calculated and how resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

Duration of Benefits

Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

All rights to take Benefit payments will end on the earliest of:

•	the date that total Benefit payments made since the most recent Reset Date equal the current Benefit Base Amount;

•

the completion of the maximum period that a benefit can be paid under the rules of Section 72(s) or Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to the Contract; or

•	the date that the Rider terminates.

Your right to take Benefit payments will last for 20 years if all of the following conditions are met: (1) each year you take Benefit payments exactly equal to 5% of the Benefit Base Amount, (2) you do not take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take Benefit payments of less than 5% of the Benefit Base Amount, your right to take Benefit payments may last for more than 20 years. If you take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take Benefit payments may last for fewer than 20 years.

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Example of Impact of Excess Withdrawal on Benefits

Guaranteed Minimum Withdrawal Benefit Rider. This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

•

Now assume that, in the first and second Benefit years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	–15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New minimum withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit years	–18,750

Benefits remaining	$90,445

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Examples of Benefit Base Amount Calculation for Guaranteed Minimum Withdrawal Benefit Rider

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider Anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is the Account Value of the Contract on the most recent Reset Date, plus Purchase Payments received since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Benefit Base Amount for following contract year
0	$ 100,000	$100,000	$ 100,000	(initial reset)
1		105,000	105,000	(elective reset)
2	50,000	160,000	160,000	(elective reset)
3		170,000	170,000	(elective reset)
4		185,000	185,000	(elective reset)
5		183,000	185,000
6		180,000	185,000
7		202,000	202,000	(elective reset)
8		230,000	230,000	(elective reset)
9		238,000	238,000	(elective reset)

Example 2	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Benefit Base Amount for following contract year
0	$ 100,000	$100,000	$ 100,000	(initial reset)
1		105,000	105,000	(elective reset)
2	-22,000	88,000	88,000	(elective reset)
3		93,500	93,500	(elective reset)
4		101,750	101,750	(elective reset)
5		100,650	101,750
6		99,000	101,750
7		111,100	111,100	(elective reset)
8		126,500	126,500	(elective reset)
9		130,900	130,900	(elective reset)

The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in the Account Value of the Contract.

In both examples, a reset election is made on each Rider anniversary other than the 5th and 6th anniversaries because the Account Value has grown to an amount greater than the prior Benefit Base Amount.

In the first example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $160,000 is greater than the prior Benefit Base Amount ($105,000) plus the Purchase Payment ($50,000).

In the second example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $88,000 is greater than the prior Benefit Base Amount ($105,000) less the adjustment for the Excess Withdrawal (20% or $21,000).

If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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OTHER INFORMATION ABOUT THE RIDERS

Unless otherwise noted, the following information applies to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Impact of the Rider on the Contract

Purchase Payments. If you activate the Rider, the following restrictions on Purchase Payments will apply.

•	Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year.

•

Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract.

•	We reserve the right to impose additional restrictions on Purchase Payments after the Benefit Start Date.

Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Exhausted Account Value. If your Account Value is completely exhausted by payment of Rider charges or Benefits or because the value of a Designated Subaccount falls to zero:

•	the Contract will not terminate until the Rider terminates; however, the only benefits available will be those provided by the Rider;

•	no additional Purchase Payments may be made to the Contract;

•	no Excess Withdrawals are possible; and

•	the Contract cannot be annuitized.

Annuity Benefit with Lifetime GRIP Rider or Lifetime GRIPplus Rider.

If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

The Annuity Benefit under your Contract will be not less than the annual Benefit amount determined as of the original Annuity Commencement Date shown on the Contract specifications page if:

•	you elect to annuitize your Contract with annual payments under a lifetime benefit option;

•	the actual Annuity Commencement Date is on or after the original Annuity Commencement Date; and

•	the actual Annuity Commencement Date occurs while the Rider is in effect and after the Benefit Start Date.

For variable dollar payments, this minimum benefit is calculated as of the applicable Commencement Date. Actual payments may drop below this minimum if Benefit Unit Values fall.

Annuity Benefit with PayPlan Rider.

If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

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Rider Provisions Related to Loans

If your Contract allows loans:

•	an offset of a defaulted loan after the Rider Effective Date will be considered an Excess Withdrawal;

•	all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date; and

•	no new loans may be taken after the Benefit Start Date so long as the Rider is in effect.

In addition, special allocation rules apply to amounts held as collateral for loans. These rules are summarized in the table below.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer to a Designated Subaccount the portion of your Account Value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount withdrawn will not be subject to an early withdrawal charge;

•	the amount withdrawn may be less than $500;

•	the amount withdrawn may reduce your Account Value below $500;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below $500; and

•	the amount withdrawn may completely exhaust your Account Value.

Withdrawals to pay Benefits will reduce the amount that may otherwise be taken without an early withdrawal charge or other charge or fee pursuant to the Free Withdrawal Privilege.

Termination of the Rider

All rights under the Rider will terminate upon any one of the following to happen:

•	your Written Request to decline or terminate the Rider;

•	a failure to hold funds in the Designated Subaccounts;

•	an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	the complete payment of all Benefits that are due under the Rider; or

•	the surrender or annuitization of the Contract.

In addition, all rights under the Lifetime GRIP Rider or the Lifetime GRIPplus Rider will terminate upon any one of the following to happen:

•

a death that would give rise to a Death Benefit under the Contract, unless the Insured’s Spouse becomes the successor owner of the Contract before the Benefit Start Date or the Insured’s Spouse becomes the successor owner of the Contract when a Spousal Benefit is in effect; or

•

a transfer or assignment of an interest in the Contract unless to the Insured or to the spouse of the Insured before the Benefit Start Date, or to the Insured’s Spouse when a Spousal Benefit has been elected.

In addition, all rights under the PayPlan Rider will terminate upon any one of the following to happen:

•	a death that would give rise to a Death Benefit under the Contract, unless a spouse is the sole Beneficiary and elects to become the successor owner of the Contract; or

•	a transfer or assignment of an interest in the Contract unless to the Owner’s spouse.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

Access100 Contracts

ContributorPlus® Contracts

Flex(b) Contracts

TotalGroup® Contracts

Transition20® Contracts

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2012

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of a Contract prospectus dated May 1, 2012, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.

We filed a separate Registration Statement with the SEC under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.

•	Access100 Contracts File No. 333-148676

•	ContributorPlus Contracts File No. 333-148459

•	Flex(b) Contracts File No. 333-148444

•	TotalGroup Contracts File No. 333-148940

•	Transition20 Contracts File No. 333-148387

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.

We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. which is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

Separate Account and Subaccounts

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. It is divided into Subaccounts that invest in corresponding Portfolios. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of the applicable prospectus.

P ORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

Revenue We Receive from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.

The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.

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Rule 12b-1 Fees

The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.10% to 0.25%.

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”)

The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.125% and may be significant. Some service providers may pay more in Support Fees than others.

Other Payments

The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

SERVICES

Telephone, Facsimile and Internet Instructions for Transfer Requests

We currently accept transfer requests by telephone, by facsimile or over the Internet. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss.

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2011 and for each of the two years in the period then ended, and of the Company at December 31, 2011 and 2010, and for each of the three years in the period ended

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December 31, 2011, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any Contract.

Compensation Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contract issued by the Company’s Variable Account A, Variable Account B and Variable Account C. The chart below sets out the approximate aggregate dollar amount of underwriting commissions paid to, and the amount retained by, GAA for sale all such contracts for each of the last three fiscal years.

	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009
Commissions paid to GAA	$5.3 million	$4.1 million	$5.3 million
Commissions retained by GAA	$6,247.00	$1.4 million	$2.0 million

On August 2, 2010, GAA ceased its retail broker/dealer operations, focusing on its institutional role as the principal underwriter for the variable annuity products issued by the Company’s variable accounts. This reorganization resulted in a significant decrease in the commissions retained by GAA in comparison to prior years.

Special Compensation Paid to GAA

We pay for GAA’s operating and other expenses, including overhead, legal, and accounting fees. We may also pay for certain sales expenses of GAA: sales representative training materials, marketing materials and advertising expenses, and certain other expenses of distributing the Contracts. In addition, we contribute indirectly to the deferred compensation arrangements for GAA’s sales representatives.

GAA pays its sales representatives a portion of the commissions received for their sales of the Contracts. GAA’s sales representatives and their managers are also eligible for various cash benefits, such as cash production incentive bonuses based on aggregate sales of AILIC Contracts and/or other insurance products we issue, as well as certain insurance benefits and financing arrangements.

In addition, GAA’s sales representatives who meet certain productivity, persistency and length of service standards and their managers may be eligible for additional non-cash compensation items. Non-cash compensation items that may be provided jointly by GAA and the Company include attendance at conferences, conventions, seminars and trips (including travel, lodging and meals in connection therewith); entertainment; awards; merchandise and other similar items. By selling AILIC Contracts, sales representatives and their managers may qualify for these benefits. GAA’s sales representatives and managers may receive other payments from the Company for services that do not directly involve the sale of AILIC Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

Additional Compensation Paid to Selected Selling Firms

In 2011, the Company made payments, ranging from $1,750 to $35,000, to the following selling firms in connection with conference sponsorships: Financial Network Investment Corporation (part of Cetera Financial Group); GWN Securities, Inc; Institutional Securities Corporation, Lincoln Investment Planning Inc.; and PlanMember Services.

To the extent permitted by FINRA rules, GAA may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursements to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements. In addition, the Company may pay certain selling firms additional cash amounts in the form of shelf space or preferred status fees in return for enhanced marketing services and increased access to the selling firm’s sales representatives. Payments for preferred status treatment of AILIC Contracts in the selling firm’s marketing programs are based on past or anticipated sales of AILIC Contracts and other criteria. In addition to revenue sharing payments and compensation for preferred

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status, such selling firms may receive separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring conferences and seminars, paying travel expenses incurred in connection with these events, sponsoring sales and advertising campaigns for AILIC Contracts, and/or other services they provide to the Company. To the extent permitted by law, GAA and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell AILIC Contracts. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

PERFORMANCE INFORMATION

We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:

•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for the Money Market Subaccount)

Performance information is based on historical information and is not intended to indicate future performance. Descriptions of the methods used to calculate total return and yield are set out below.

We may include ranking information in reports to Contract owners and in marketing materials. This information may include rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person that ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, and Morningstar.

We may also:

•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return; and

•	illustrate investment returns by graphs, charts, or otherwise.

Standardized Total Return—Average Annual Total Return

The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T) n = ERV

Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
N	=	number of years
ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

The ERV for total return reflects the deduction of all recurring fees, such as contract/certificate maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges. Early withdrawal charges do not apply to the Access100 contract.

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Adjusted Historical Total Return

Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

Non-Standardized Total Return—Cumulative Total Return

Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract/certificate maintenance fee, for the period
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
P	=	a hypothetical initial payment of $1,000

In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract/certificate maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract/certificate maintenance fee would decrease the return shown. Early withdrawal charges do not apply to the Access100 contract.

Standardized Yield for the Money Market Subaccount

Current Annualized Yield

In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.

The current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

Where:

BASE PERIOD RETURN =

The percentage (or net) change in the Accumulation Unit Value for the Money

Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period - AUV at beginning of 7-day period

AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.

Effective Yield

SEC rules also permit us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] – 1

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Additional Information about Yields

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract/certificate maintenance fee that may be applicable on surrender of a Contract. Early withdrawal charges do not apply to the Access100 contract.

How to Obtain Current Yield Information

You may obtain current 7-day yield information for the Money Market Subaccount by calling our Administrative Office toll free at
1-800-789-6771.

ANNUITANTS

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

•	For a Tax Qualified Contract

The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•	For any other Contract

The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

•	A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

•	A designation may name a natural person as contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.

Except as provided below, you generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

A designation of Annuitant may not be made or changed at any time that an Owner is a non-natural person unless it is before the Contract effective date.

Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule:

•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

BENEFICIARIES

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).

•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

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If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.

•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments.

•	Death Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Death Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation

You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable.

Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

PAYEES

A payee is a person to whom benefits are paid under this Contract.

•	For a Tax Qualified Contract

You are the Annuitant under the Contract, and as the Annuitant, you are the payee of the Annuity Benefit.

The Beneficiary is the payee of the Death Benefit.

•	For any other Contract

The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee.

The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees

A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.

Irrevocable naming of a payee other than the Owner can have adverse tax consequences.

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•	Designation of Payees for Annuity Benefits

You may designate a contingent payee to receive Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee.

If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments.

Failing that, we will make such payments to the estate of the last payee who received payments.

Unless you have specified that a prior designation is irrevocable, you may designate or change the payee or contingent payee at any time subject to the limits on primary payees set out in the Settlement Options section of this prospectus.

•	Designation of Payees for Death Benefits

As part of any Death Benefit settlement option election that you make, you may designate a contingent payee to receive Death Benefit payments that are payable with respect to a payment interval that ends after the death of the Beneficiary.

If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary.

Failing that, we will make such payments to the estate of the last payee who received payments.

A Beneficiary may not change a contingent payee designation made by you as part of any Death Benefit settlement option election that you made. A Beneficiary may make or change any other payee or contingent payee designation at any time.

A Beneficiary that is a non-natural person may elect to have payments based on the life of person to whom the Beneficiary is obligated. This election may be made by Written Request before the Death Benefit Commencement Date.

GLOSSARY OF FINANCIAL TERMS

Account Value

The aggregate value of your interest in the Fixed Accumulation Account and all of the Subaccounts is referred to as the “Account Value.” The value of your interest in all of the Subaccounts is the “Variable Account Value. The value of your interest in the Fixed Accumulation Account is the “Fixed Account Value.”

The Account Value at any time is net of any fees, charges, deductions, withdrawals, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Variable Account Value

At any time before the Annuity Commencement Date, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period.

Fixed Account Value

At any time before the Annuity Commencement Date, the Fixed Account Value for this Contract is equal to:

•	Purchase Payment(s) that are allocated to the Fixed Accumulation Account; plus

•	amounts transferred to the Fixed Account; plus

•	interest credited to the Fixed Account; less

•	any withdrawals, surrender, and transfers from the Fixed Account; and less

•	any fees, charges, deductions and other adjustments made as described in the Contract.

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Accumulation Unit

The accumulation unit is a unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.”

Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values.

Net Investment Factor

The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

The formula for determining the Net Investment Factor for any Subaccount for any Valuation Period is:

(A / B)	–	C	=	Net Investment Factor

In this formula, A equals:

•	the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the applicable Valuation Period; plus

•

the per share amount of any dividend or net capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the applicable Valuation Period; plus or minus

•	a per share credit or charge for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Subaccount.

In this formula, B equals the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the preceding Valuation Period.

In this formula, C equals the sum of the Mortality and Expense Risk Charge and the Administration Charge to be deducted from the Subaccount for the number of days in the applicable Valuation Period.

The term “Net Asset Value” in the formula above means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

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Benefit Unit Transfer Formulas

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

BU1 (trans).	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 - BU1 (trans)	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

BU2 (trans) BU2 (trans) = BU1 (trans) * BUV1/BUV2	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

FORM OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed Dollar Payments

The amount to be applied to Fixed Dollar payments is the Fixed Account Value as of the Commencement Date. It will include the amount of any transfer to Fixed Dollar payments that is made from the Separate Account on that date. It will not include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of the end of the Valuation Period that precedes the Commencement Date. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

Fixed Dollar payments are determined as follows. We start with the amount to be applied to Fixed Dollar payments. We then deduct a pro-rata portion of the Contract/Certificate maintenance fee. The resulting amount, expressed in thousands of dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected. Fixed Dollar payments will remain level for the duration of the payment period.

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Variable Dollar Payments

The amount to be applied to Variable Dollar payments is the Variable Account Value as of the end of the Valuation Period that precedes the Commencement Date. It will include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of that same time. It will be reduced by the amount of any transfer to Fixed Dollar payments that is to be made from the Separate Account on the Commencement Date. An amount that is transferred from the Fixed Accumulation Account will be allocated among the Subaccounts by Written Request. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

The Variable Dollar base payment on the Commencement Date is determined as follows. We start with the amount to be applied to Variable Dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected.

The total amount of each Variable Dollar payment will be equal to the sum of the payments from each Subaccount. The payment from each Subaccount is found by multiplying the number of Benefit Units held in that Subaccount for such Variable Dollar payments by the Benefit Unit Value for that Subaccount. We do this as of the end of the fifth Valuation Period before the date that the payment is due.

Number of Benefit Units. The number of Benefit Units in each Subaccount held for Variable Dollar payments is determined as follows. We divide the dollar amount of the Variable Dollar base payment from each Subaccount by the Benefit Unit Value for that Subaccount as of the Commencement Date. The number of Benefit Units in each Subaccount will change if the person controlling payments makes transfers among Subaccounts. The Benefit Units in each Subaccount will change proportionally to a change in the base payment due to any change in the payment interval or as specified by the settlement option. Otherwise, the number of Benefit Units remains fixed during the payment period.

Benefit Unit Values. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

Subsequent to the Commencement Date, the actual amount of each Variable Dollar payment will reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment.

We will deduct a pro-rata portion of the Contract/Certificate Maintenance Fee from each payment.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

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In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-tax qualified Contracts

Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.

FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at December 31, 2011 and for each of the two years in the period then ended, and the Company’s audited financial statements at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, are included herein. Our financial statements included in

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this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

The audited financial statements of the Separate Account and the Company’s audited financial statements are not available in this electronic format. To obtain a free paper copy of these financial statements, send your request to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423; or call us at 1-800-789-6771.

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F I N A N C I A L  S T A T E M E  N T S

Annuity Investors Variable Account C

Year Ended December 31, 2011

With Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C

Financial Statements

Year Ended December 31, 2011

Report of Independent Registered Public Accounting Firm

Contract Holders of Annuity Investors Variable Account C

and

Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account C (the “Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2011, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account C at December 31, 2011, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 23, 2012

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ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2011

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	32,201.059	$417,592	$367,092
American Century Variable Portfolios - Class I:
Vista Fund	81,120.496	1,130,038	1,220,863
American Century Variable Portfolios - Class II:
Large Company Value Fund	99,285.310	905,145	929,310
Mid Cap Value Fund	72,663.721	863,691	980,960
Ultra Fund	17,781.748	138,720	166,438
Calamos Advisors Trust:
Growth and Income Portfolio	143,488.262	1,853,657	1,924,178
Davis Variable Account Fund, Inc.:
Value Portfolio	410,674.963	4,225,754	4,299,767
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	32,654.282	855,823	970,158
Stock Index Fund, Inc.	410,810.472	11,351,495	12,123,016
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	29,093.162	260,956	348,245
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	15,371.695	176,247	201,984
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	3,278,667.512	3,278,668	3,278,668
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	20,193.279	699,802	762,094
DWS Variable Series II - Class A:
Global Thematic VIP	4,547.464	38,269	35,925
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP	2,644.072	31,319	30,037
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,118,841.906	9,597,724	10,975,838
Ibbotson Conservative ETF Asset Allocation Portfolio	370,253.109	3,816,417	4,072,784
Ibbotson Growth ETF Asset Allocation Portfolio	2,266,346.022	17,566,919	20,555,757
Ibbotson Income and Growth ETF Asset Allocation Portfolio	629,101.972	5,752,897	6,599,279
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	17,879.407	271,150	277,667
Franklin U.S. Government Fund	157,449.145	2,062,300	2,112,965
Mutual Global Discovery Securities Fund	28,080.844	559,528	541,678
Mutual Shares Securities Fund	102,996.386	1,554,277	1,584,083
Templeton Foreign Securities Fund	44,557.285	576,766	559,640
Templeton Global Bond Securities Fund	85,465.552	1,638,754	1,551,197
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	12,331.806	308,556	329,505
Dividend Growth Fund	12,961.784	192,818	181,983
Global Health Care Fund	46,166.521	763,125	801,913
Small Cap Equity Fund	87,625.180	1,190,457	1,437,929
Van Kampen Comstock Fund	217,172.733	2,713,047	2,458,396
Van Kampen U.S. Mid Cap Value Portfolio	197,101.950	2,096,500	2,522,906
Invesco Variable Insurance Funds - Series II Shares:
Capital Development Fund	193,793.870	2,201,391	2,337,152
Global Real Estate Fund	101,904.174	1,214,708	1,209,602
Government Securities Fund	68,320.973	843,371	846,496
International Growth Fund	38,610.644	1,029,740	1,006,964
Mid Cap Core Equity Fund	92,593.277	1,003,198	1,062,044
Utilities Fund	83,792.787	1,416,086	1,393,474
Janus Aspen Series - Service Shares:
Balanced Portfolio	171,871.011	4,760,216	4,767,701
Enterprise Portfolio	25,788.992	803,943	951,871
Janus Portfolio	83,304.957	1,815,541	1,882,690
Overseas Portfolio	179,666.278	7,541,425	6,723,111
Worldwide Portfolio	5,479.519	153,314	139,729
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	79,723.813	836,438	812,386
Mid Cap Growth Portfolio	95,220.120	1,121,183	1,068,370
U.S. Real Estate Portfolio	229,469.391	2,606,507	3,113,899
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	97,642.151	1,496,556	1,776,109
Small-Cap Growth Portfolio	16,677.334	185,464	202,296
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	87,559.865	1,050,295	978,044
Capital Appreciation Fund	70,953.580	2,417,210	2,795,569
Global Securities Fund	73,681.953	2,155,293	2,004,885
Main Street Fund	94,455.530	1,775,034	1,939,174
Main Street Small & Mid Cap Fund	141,394.160	2,123,852	2,406,526
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	302,257.492	2,292,779	2,257,862
Real Return Portfolio	549,056.412	7,174,670	7,659,336
Total Return Portfolio	947,868.238	10,471,586	10,445,509
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	63,916.144	838,655	764,437
Wilshire Variable Insurance Trust:
2015 ETF Fund	23,679.912	205,214	245,562
2025 ETF Fund	20,882.885	198,299	204,860
2035 ETF Fund	18,153.947	158,984	169,015

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2011

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio - 1.80% series contract	358.061	$5.119180	$1,833
International Value Portfolio - 1.75% series contract	3,167.475	5.126119	16,237
International Value Portfolio - 1.65% series contract	9.702	5.145312	50
International Value Portfolio - 1.55% series contract	6,322.410	5.164525	32,652
International Value Portfolio - 1.50% series contract	866.311	5.176816	4,485
International Value Portfolio - 1.45% series contract	1,532.172	5.183823	7,943
International Value Portfolio - 1.25% series contract	53,462.413	5.222636	279,215
International Value Portfolio - 1.00% series contract	4,681.245	5.271400	24,677
American Century Variable Portfolios - Class I:
Vista Fund - 1.75% series contract	9.780	7.490926	73
Vista Fund - 1.70% series contract	326.180	10.906665	3,558
Vista Fund - 1.65% series contract *	6,123.946	7.519002	46,046
Vista Fund - 1.65% series contract	13,959.222	10.945952	152,797
Vista Fund - 1.55% series contract	232.709	7.547059	1,756
Vista Fund - 1.40% series contract	64,286.118	11.144529	716,439
Vista Fund - 1.25% series contract	38,811.540	7.631881	296,205
Vista Fund - 1.00% series contract	517.844	7.703089	3,989
American Century Variable Portfolios - Class II:
Large Company Value Fund - 1.75% series contract	2,282.345	8.303254	18,951
Large Company Value Fund - 1.65% series contract *	9.605	8.334348	80
Large Company Value Fund - 1.65% series contract	1,665.749	9.647104	16,070
Large Company Value Fund - 1.55% series contract	2,802.992	8.365461	23,448
Large Company Value Fund - 1.50% series contract	91.868	8.385323	770
Large Company Value Fund - 1.40% series contract	43,989.066	9.822122	432,066
Large Company Value Fund - 1.25% series contract	50,738.587	8.459465	429,221
Large Company Value Fund - 1.00% series contract	1,019.365	8.538394	8,704
Mid Cap Value Fund - 1.75% series contract	1,493.000	11.032405	16,471
Mid Cap Value Fund - 1.65% series contract *	9.575	11.073724	106
Mid Cap Value Fund - 1.65% series contract	4,639.639	13.891027	64,449
Mid Cap Value Fund - 1.55% series contract	2,056.017	11.115040	22,853
Mid Cap Value Fund - 1.50% series contract	46.012	11.141436	513
Mid Cap Value Fund - 1.45% series contract	366.002	11.156533	4,083
Mid Cap Value Fund - 1.40% series contract	31,575.880	14.142974	446,577
Mid Cap Value Fund - 1.25% series contract	35,681.750	11.239918	401,060
Mid Cap Value Fund - 1.00% series contract	2,190.224	11.344753	24,848
Ultra Fund - 1.80% series contract	436.642	9.972819	4,355
Ultra Fund - 1.70% series contract	1,056.100	10.045054	10,609
Ultra Fund - 1.65% series contract	2,248.865	10.081255	22,671
Ultra Fund - 1.40% series contract	12,548.846	10.264104	128,803
Calamos Advisors Trust:
Growth and Income Portfolio - 1.80% series contract	427.989	10.062883	4,307
Growth and Income Portfolio - 1.75% series contract	14,943.863	10.392673	155,307
Growth and Income Portfolio - 1.70% series contract	751.147	10.110876	7,595
Growth and Income Portfolio - 1.65% series contract *	3,876.309	10.431591	40,436
Growth and Income Portfolio - 1.65% series contract	17,482.963	10.134885	177,188
Growth and Income Portfolio - 1.55% series contract	2,537.756	10.470497	26,572
Growth and Income Portfolio - 1.50% series contract	46.716	10.495345	490
Growth and Income Portfolio - 1.40% series contract	67,968.837	10.255741	697,071
Growth and Income Portfolio - 1.25% series contract	74,014.102	10.588120	783,670
Growth and Income Portfolio - 1.00% series contract	2,951.429	10.686877	31,542
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.80% series contract	889.423	8.193223	7,287
Value Portfolio - 1.75% series contract	33,170.918	8.204331	272,145
Value Portfolio - 1.70% series contract	242.008	7.829902	1,895
Value Portfolio - 1.65% series contract *	9,721.787	8.235084	80,060
Value Portfolio - 1.65% series contract	13,232.845	7.848506	103,858
Value Portfolio - 1.55% series contract	18,745.823	8.265816	154,950
Value Portfolio - 1.50% series contract	5,392.841	8.285432	44,682
Value Portfolio - 1.45% series contract	6,458.098	8.296651	53,581
Value Portfolio - 1.40% series contract	91,046.624	7.942116	723,103
Value Portfolio - 1.25% series contract	316,682.324	8.358731	2,647,062
Value Portfolio - 1.00% series contract	25,026.854	8.436709	211,144
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.80% series contract	339.826	10.000566	3,398
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.624	10.014101	96
Socially Responsible Growth Fund, Inc. - 1.70% series contract	3,976.572	13.048873	51,890
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	526.408	10.051613	5,291
Socially Responsible Growth Fund, Inc. - 1.65% series contract	114.718	13.110981	1,504
Socially Responsible Growth Fund, Inc. - 1.55% series contract	3,057.520	10.089117	30,848
Socially Responsible Growth Fund, Inc. - 1.45% series contract	368.995	10.126759	3,737
Socially Responsible Growth Fund, Inc. - 1.40% series contract	44,507.770	13.426467	597,582
Socially Responsible Growth Fund, Inc. - 1.25% series contract	27,009.600	10.202458	275,564
Socially Responsible Growth Fund, Inc. - 1.00% series contract	24.068	10.297620	248
Stock Index Fund, Inc. - 2.00% series contract	8,123.100	9.011037	73,198
Stock Index Fund, Inc. - 1.95% series contract	22,171.612	9.023321	200,062
Stock Index Fund, Inc. - 1.80% series contract **	727.214	9.078754	6,602
Stock Index Fund, Inc. - 1.80% series contract	646.129	13.428428	8,676
Stock Index Fund, Inc. - 1.75% series contract	60,656.485	9.091052	551,431
Stock Index Fund, Inc. - 1.70% series contract	709.759	13.557151	9,622
Stock Index Fund, Inc. - 1.65% series contract *	3,023.533	9.125095	27,590
Stock Index Fund, Inc. - 1.65% series contract	10,537.410	13.621682	143,537
Stock Index Fund, Inc. - 1.55% series contract	29,649.920	9.159146	271,568
Stock Index Fund, Inc. - 1.50% series contract	3,999.586	9.180895	36,720
Stock Index Fund, Inc. - 1.45% series contract	14,765.125	9.193330	135,741
Stock Index Fund, Inc. - 1.40% series contract	497,690.576	13.949434	6,942,502
Stock Index Fund, Inc. - 1.25% series contract	371,582.582	9.262072	3,441,625
Stock Index Fund, Inc. - 1.00% series contract	29,324.841	9.348467	274,142

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

3

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2011

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.70% series contract	8.145	$12.421335	$101
Technology Growth Portfolio - 1.65% series contract	3,215.752	12.466089	40,088
Technology Growth Portfolio - 1.40% series contract	24,271.227	12.692241	308,056
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 2.00% series contract	749.744	9.739059	7,302
MidCap Stock Portfolio - 1.95% series contract	3,923.023	9.752334	38,259
MidCap Stock Portfolio - 1.75% series contract	3,232.379	9.825530	31,760
MidCap Stock Portfolio - 1.65% series contract *	9.644	9.862350	95
MidCap Stock Portfolio - 1.65% series contract	308.289	8.902452	2,745
MidCap Stock Portfolio - 1.55% series contract	1,504.652	9.899149	14,895
MidCap Stock Portfolio - 1.45% series contract	118.452	9.936124	1,177
MidCap Stock Portfolio - 1.40% series contract	3,720.853	9.008668	33,520
MidCap Stock Portfolio - 1.25% series contract	6,944.323	10.010420	69,516
MidCap Stock Portfolio - 1.00% series contract	268.758	10.103800	2,715
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio - 2.00% series contract	690,780.499	0.941519	650,383
Money Market Portfolio - 1.95% series contract	64.692	0.942635	61
Money Market Portfolio - 1.80% series contract **	62.003	0.948805	59
Money Market Portfolio - 1.80% series contract	2,473.664	0.994313	2,460
Money Market Portfolio - 1.75% series contract	454,084.274	0.950472	431,594
Money Market Portfolio - 1.70% series contract	37,269.179	1.004139	37,423
Money Market Portfolio - 1.65% series contract *	22,237.417	0.953569	21,205
Money Market Portfolio - 1.65% series contract	72,543.049	1.008146	73,134
Money Market Portfolio - 1.55% series contract	31,557.481	0.957555	30,218
Money Market Portfolio - 1.50% series contract	1,109.621	0.960246	1,066
Money Market Portfolio - 1.45% series contract	4,477.688	0.961381	4,305
Money Market Portfolio - 1.40% series contract	1,087,068.708	1.032157	1,122,026
Money Market Portfolio - 1.25% series contract	898,900.447	0.969193	871,208
Money Market Portfolio - 1.00% series contract	34,291.553	0.977671	33,526
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	696.756	14.193425	9,889
Appreciation Portfolio - 1.70% series contract	630.713	14.329417	9,038
Appreciation Portfolio - 1.65% series contract	4,171.073	14.397658	60,054
Appreciation Portfolio - 1.40% series contract	46,331.716	14.743969	683,113
DWS Variable Series II - Class A:
Global Thematic VIP - 1.75% series contract	9.702	7.066304	69
Global Thematic VIP - 1.65% series contract	9.702	7.092797	69
Global Thematic VIP - 1.55% series contract	10.103	7.119270	72
Global Thematic VIP - 1.25% series contract	4,951.196	7.199299	35,645
Global Thematic VIP - 1.00% series contract	9.631	7.266484	70
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP - 1.75% series contract	9.740	9.996071	97
Dreman Small Mid Cap Value VIP - 1.65% series contract	9.741	10.013085	98
Dreman Small Mid Cap Value VIP - 1.55% series contract	10.137	10.030045	102
Dreman Small Mid Cap Value VIP - 1.25% series contract	2,833.764	10.081159	28,568
Dreman Small Mid Cap Value VIP - 1.00% series contract	115.765	10.123811	1,172
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 2.00% series contract	1,115.751	9.470330	10,567
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.85% series contract	28,137.160	9.518737	267,830
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.80% series contract	720.708	9.541476	6,877
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	39,999.482	9.554398	382,171
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,430.670	9.446771	22,962
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	81,100.257	9.590173	777,765
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	39,495.892	9.469194	373,994
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	127,817.478	9.625949	1,230,365
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.45% series contract	11,362.753	9.661855	109,785
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	90,419.703	9.582086	866,409
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	683,518.974	9.734078	6,653,427
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	26,535.895	9.824856	260,711
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	1,308.470	9.916077	12,975
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.75% series contract	19,063.263	10.393304	198,130
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	2,028.348	10.747127	21,799
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	14,477.067	10.432200	151,028
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	4,946.879	10.772617	53,291
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.55% series contract	29,083.315	10.471123	304,535
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.50% series contract	11,240.023	10.495933	117,975
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.45% series contract	11,493.105	10.510160	120,794
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	9,821.489	10.901054	107,065
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	282,952.209	10.588681	2,996,091
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	194.283	10.687410	2,076
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract	48,724.967	9.003059	438,674
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	924.820	8.706554	8,052
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	298,429.423	9.036754	2,696,833
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	214,255.571	8.727217	1,869,855
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	262,818.380	9.070480	2,383,889
Ibbotson Growth ETF Asset Allocation Portfolio - 1.50% series contract	252.598	9.092021	2,297
Ibbotson Growth ETF Asset Allocation Portfolio - 1.45% series contract	39,746.809	9.104313	361,867
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	110,159.259	8.831294	972,849
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	1,265,266.743	9.172372	11,605,497
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	23,325.273	9.257959	215,944

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

4

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2011

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 2.00% series contract	1,063.327	$9.885883	$10,512
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	27,646.127	9.973623	275,732
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.70% series contract	124.288	10.047914	1,249
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	103,799.876	10.010957	1,039,136
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	21,351.893	10.071769	215,051
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	24,600.484	10.048312	247,193
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.50% series contract	775.767	10.072162	7,814
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.45% series contract	38,703.388	10.085796	390,354
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	33,179.170	10.191838	338,157
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	399,464.466	10.161173	4,059,028
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	1,467.780	10.255900	15,053
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund - 1.75% series contract	786.274	14.894612	11,711
Franklin Small Cap Value Securities Fund - 1.65% series contract	292.939	14.935116	4,375
Franklin Small Cap Value Securities Fund - 1.55% series contract	601.046	14.975564	9,001
Franklin Small Cap Value Securities Fund - 1.50% series contract	338.002	14.995852	5,069
Franklin Small Cap Value Securities Fund - 1.45% series contract	313.459	15.016166	4,707
Franklin Small Cap Value Securities Fund - 1.25% series contract	15,820.857	15.097637	238,858
Franklin Small Cap Value Securities Fund - 1.00% series contract	259.606	15.199827	3,946
Franklin U.S. Government Fund - 1.95% series contract	14.731	11.225140	165
Franklin U.S. Government Fund - 1.80% series contract	1,043.370	11.293993	11,784
Franklin U.S. Government Fund - 1.75% series contract	40,152.447	11.309299	454,096
Franklin U.S. Government Fund - 1.65% series contract	24,963.402	11.351625	283,375
Franklin U.S. Government Fund - 1.55% series contract	7,467.439	11.393948	85,084
Franklin U.S. Government Fund - 1.50% series contract	245.133	11.420949	2,800
Franklin U.S. Government Fund - 1.45% series contract	153.662	11.436420	1,757
Franklin U.S. Government Fund - 1.25% series contract	102,955.169	11.521863	1,186,235
Franklin U.S. Government Fund - 1.00% series contract	7,538.627	11.629261	87,669
Mutual Global Discovery Securities Fund - 1.80% series contract	583.246	12.434418	7,252
Mutual Global Discovery Securities Fund - 1.75% series contract	892.935	12.451241	11,118
Mutual Global Discovery Securities Fund - 1.65% series contract	2,468.516	12.485118	30,820
Mutual Global Discovery Securities Fund - 1.55% series contract	458.023	12.518968	5,734
Mutual Global Discovery Securities Fund - 1.50% series contract	1,814.437	12.535919	22,746
Mutual Global Discovery Securities Fund - 1.25% series contract	35,810.845	12.621050	451,970
Mutual Global Discovery Securities Fund - 1.00% series contract	947.427	12.706501	12,038
Mutual Shares Securities Fund - 2.00% series contract	3,093.976	8.629484	26,699
Mutual Shares Securities Fund - 1.95% series contract	9,022.162	8.641260	77,963
Mutual Shares Securities Fund - 1.80% series contract	973.189	8.694329	8,461
Mutual Shares Securities Fund - 1.75% series contract	26,547.133	8.706100	231,122
Mutual Shares Securities Fund - 1.65% series contract	4,758.649	8.738684	41,584
Mutual Shares Securities Fund - 1.55% series contract	729.592	8.771300	6,399
Mutual Shares Securities Fund - 1.50% series contract	412.991	8.792126	3,631
Mutual Shares Securities Fund - 1.25% series contract	131,930.704	8.869875	1,170,209
Mutual Shares Securities Fund - 1.00% series contract	2,012.313	8.952592	18,015
Templeton Foreign Securities Fund - 1.75% series contract	3,321.577	7.748083	25,736
Templeton Foreign Securities Fund - 1.70% series contract	885.495	7.879904	6,978
Templeton Foreign Securities Fund - 1.65% series contract *	716.405	7.777118	5,572
Templeton Foreign Securities Fund - 1.65% series contract	2,097.976	7.898627	16,571
Templeton Foreign Securities Fund - 1.55% series contract	2,905.035	7.806121	22,677
Templeton Foreign Securities Fund - 1.50% series contract	450.835	7.824664	3,528
Templeton Foreign Securities Fund - 1.40% series contract	37,039.869	7.992835	296,054
Templeton Foreign Securities Fund - 1.25% series contract	22,281.829	7.893852	175,889
Templeton Foreign Securities Fund - 1.00% series contract	832.719	7.967486	6,635
Templeton Global Bond Securities Fund - 1.80% series contract	1,119.088	12.268213	13,729
Templeton Global Bond Securities Fund - 1.75% series contract	14,376.616	12.284835	176,614
Templeton Global Bond Securities Fund - 1.65% series contract	7,310.151	12.318269	90,048
Templeton Global Bond Securities Fund - 1.55% series contract	3,051.245	12.351643	37,688
Templeton Global Bond Securities Fund - 1.50% series contract	1,057.328	12.368378	13,077
Templeton Global Bond Securities Fund - 1.25% series contract	96,902.795	12.452356	1,206,668
Templeton Global Bond Securities Fund - 1.00% series contract	1,066.744	12.536660	13,373
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund - 1.80% series contract	867.477	10.445717	9,061
Core Equity Fund - 1.70% series contract	295.956	10.506351	3,109
Core Equity Fund - 1.65% series contract	1,084.142	10.536683	11,423
Core Equity Fund - 1.40% series contract	28,617.572	10.689653	305,912
Dividend Growth Fund - 1.70% series contract	121.550	9.118557	1,108
Dividend Growth Fund - 1.65% series contract	1,888.672	9.121677	17,228
Dividend Growth Fund - 1.40% series contract	17,909.782	9.137312	163,647
Global Health Care Fund - 1.70% series contract	1,589.901	13.973590	22,217
Global Health Care Fund - 1.65% series contract	697.573	14.040086	9,794
Global Health Care Fund - 1.40% series contract	53,547.504	14.377929	769,902
Small Cap Equity Fund - 1.80% series contract **	180.430	10.385160	1,874
Small Cap Equity Fund - 1.80% series contract	881.287	9.595068	8,456
Small Cap Equity Fund - 1.75% series contract	1,782.153	10.399205	18,533
Small Cap Equity Fund - 1.70% series contract	931.742	9.640916	8,983
Small Cap Equity Fund - 1.65% series contract *	2,994.881	10.438157	31,261
Small Cap Equity Fund - 1.65% series contract	3,195.673	9.663839	30,882
Small Cap Equity Fund - 1.55% series contract	4,050.077	10.477131	42,433
Small Cap Equity Fund - 1.50% series contract	725.395	10.501983	7,618
Small Cap Equity Fund - 1.45% series contract	1,381.500	10.516228	14,528
Small Cap Equity Fund - 1.40% series contract	55,252.074	9.779329	540,328
Small Cap Equity Fund - 1.25% series contract	64,706.488	10.594853	685,556
Small Cap Equity Fund - 1.00% series contract	4,439.700	10.693710	47,477

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

5

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2011

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Invesco Variable Insurance Funds - Series I Shares:
Van Kampen Comstock Fund - 2.00% series contract	3,206.163	$8.862432	$28,414
Van Kampen Comstock Fund - 1.95% series contract	9,268.090	8.865494	82,166
Van Kampen Comstock Fund - 1.75% series contract	18,880.690	8.877692	167,617
Van Kampen Comstock Fund - 1.70% series contract	1,290.183	8.880754	11,458
Van Kampen Comstock Fund - 1.65% series contract	25,994.721	8.883788	230,932
Van Kampen Comstock Fund - 1.55% series contract	922.580	8.889875	8,202
Van Kampen Comstock Fund - 1.50% series contract	257.714	8.892927	2,292
Van Kampen Comstock Fund - 1.45% series contract	259.074	8.895974	2,305
Van Kampen Comstock Fund - 1.40% series contract	201,663.282	8.899027	1,794,607
Van Kampen Comstock Fund - 1.25% series contract	13,385.618	8.908163	119,241
Van Kampen Comstock Fund - 1.00% series contract	1,250.886	8.923392	11,162
Van Kampen U.S. Mid Cap Value Portfolio - 2.00% series contract	733.503	9.835346	7,214
Van Kampen U.S. Mid Cap Value Portfolio - 1.95% series contract	2,021.431	9.848748	19,909
Van Kampen U.S. Mid Cap Value Portfolio - 1.80% series contract **	281.949	9.909234	2,794
Van Kampen U.S. Mid Cap Value Portfolio - 1.80% series contract	232.949	19.502153	4,543
Van Kampen U.S. Mid Cap Value Portfolio - 1.75% series contract	4,895.029	9.922642	48,572
Van Kampen U.S. Mid Cap Value Portfolio - 1.70% series contract	1,449.601	19.689051	28,541
Van Kampen U.S. Mid Cap Value Portfolio - 1.65% series contract *	464.147	9.959821	4,623
Van Kampen U.S. Mid Cap Value Portfolio - 1.65% series contract	12,511.808	19.782774	247,518
Van Kampen U.S. Mid Cap Value Portfolio - 1.55% series contract	3,344.233	9.996990	33,432
Van Kampen U.S. Mid Cap Value Portfolio - 1.50% series contract	1,083.725	10.020718	10,860
Van Kampen U.S. Mid Cap Value Portfolio - 1.45% series contract	957.491	10.034278	9,608
Van Kampen U.S. Mid Cap Value Portfolio - 1.40% series contract	76,088.445	20.258736	1,541,456
Van Kampen U.S. Mid Cap Value Portfolio - 1.25% series contract	52,178.119	10.109346	527,487
Van Kampen U.S. Mid Cap Value Portfolio - 1.00% series contract	3,562.327	10.203632	36,349
Invesco Variable Insurance Funds - Series II Shares:
Capital Development Fund - 2.00% series contract	909.737	8.446387	7,684
Capital Development Fund - 1.80% series contract **	451.083	8.509867	3,839
Capital Development Fund - 1.80% series contract	594.059	14.212080	8,443
Capital Development Fund - 1.75% series contract	1,934.016	8.521376	16,480
Capital Development Fund - 1.70% series contract	1,085.923	14.348304	15,581
Capital Development Fund - 1.65% series contract *	1,908.200	8.553304	16,321
Capital Development Fund - 1.65% series contract	2,189.695	14.416616	31,568
Capital Development Fund - 1.55% series contract	11,474.893	8.585246	98,515
Capital Development Fund - 1.50% series contract	2,377.216	8.605632	20,457
Capital Development Fund - 1.45% series contract	2,405.090	8.617287	20,725
Capital Development Fund - 1.40% series contract	50,390.810	14.763525	743,946
Capital Development Fund - 1.25% series contract	142,776.360	8.681725	1,239,545
Capital Development Fund - 1.00% series contract	13,015.136	8.762737	114,048
Global Real Estate Fund - 1.80% series contract	1,558.598	7.383254	11,508
Global Real Estate Fund - 1.75% series contract	1,645.876	7.393221	12,168
Global Real Estate Fund - 1.65% series contract	5,272.550	7.420925	39,127
Global Real Estate Fund - 1.55% series contract	7,216.804	7.448634	53,755
Global Real Estate Fund - 1.50% series contract	1,239.668	7.466341	9,256
Global Real Estate Fund - 1.45% series contract	1,354.546	7.476462	10,127
Global Real Estate Fund - 1.25% series contract	136,578.226	7.532381	1,028,759
Global Real Estate Fund - 1.00% series contract	5,906.047	7.602681	44,902
Government Securities Fund - 1.70% series contract	1,387.420	12.841949	17,817
Government Securities Fund - 1.65% series contract	21,263.607	12.903049	274,365
Government Securities Fund - 1.40% series contract	41,950.841	13.213424	554,314
International Growth Fund - 2.00% series contract	2,509.622	8.266987	20,747
International Growth Fund - 1.95% series contract	6,939.749	8.278267	57,449
International Growth Fund - 1.80% series contract	505.395	8.329121	4,209
International Growth Fund - 1.75% series contract	17,430.357	8.340405	145,376
International Growth Fund - 1.65% series contract	679.031	8.371617	5,685
International Growth Fund - 1.55% series contract	5,366.439	8.402871	45,093
International Growth Fund - 1.50% series contract	949.314	8.422826	7,996
International Growth Fund - 1.45% series contract	860.845	8.434217	7,261
International Growth Fund - 1.25% series contract	80,860.967	8.497290	687,099
International Growth Fund - 1.00% series contract	3,037.257	8.576550	26,049
Mid Cap Core Equity Fund - 2.00% series contract	2,894.635	9.313688	26,960
Mid Cap Core Equity Fund - 1.95% series contract	4,407.140	9.326386	41,103
Mid Cap Core Equity Fund - 1.80% series contract	921.674	9.383657	8,649
Mid Cap Core Equity Fund - 1.75% series contract	10,742.580	9.396360	100,941
Mid Cap Core Equity Fund - 1.70% series contract	168.898	15.678040	2,648
Mid Cap Core Equity Fund - 1.65% series contract *	9.644	9.431574	91
Mid Cap Core Equity Fund - 1.65% series contract	2,720.563	15.752684	42,856
Mid Cap Core Equity Fund - 1.55% series contract	1,425.329	9.466752	13,493
Mid Cap Core Equity Fund - 1.50% series contract	602.973	9.489244	5,722
Mid Cap Core Equity Fund - 1.45% series contract	946.823	9.502084	8,997
Mid Cap Core Equity Fund - 1.40% series contract	27,894.411	16.131675	449,984
Mid Cap Core Equity Fund - 1.25% series contract	35,627.721	9.573148	341,069
Mid Cap Core Equity Fund - 1.00% series contract	2,021.299	9.662443	19,531
Utilities Fund - 1.70% series contract	904.409	17.470576	15,801
Utilities Fund - 1.65% series contract	9,854.730	17.538717	172,839
Utilities Fund - 1.40% series contract	67,371.170	17.883532	1,204,834
The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

6

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2011

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series - Service Shares:
Balanced Portfolio - 1.80% series contract**	1,379.280	$10.770796	$14,856
Balanced Portfolio - 1.80% series contract	665.178	15.647239	10,408
Balanced Portfolio - 1.75% series contract	26,055.804	10.785388	281,022
Balanced Portfolio - 1.70% series contract	3,285.752	15.797174	51,906
Balanced Portfolio - 1.65% series contract *	5,350.272	10.825763	57,921
Balanced Portfolio - 1.65% series contract	17,554.499	15.872391	278,632
Balanced Portfolio - 1.55% series contract	7,551.964	10.866139	82,061
Balanced Portfolio - 1.50% series contract	4,053.383	10.891909	44,149
Balanced Portfolio - 1.45% series contract	3,145.199	10.906666	34,304
Balanced Portfolio - 1.40% series contract	134,466.277	16.254189	2,185,640
Balanced Portfolio - 1.25% series contract	154,125.104	10.988166	1,693,552
Balanced Portfolio - 1.00% series contract	2,998.037	11.090608	33,250
Enterprise Portfolio - 2.00% series contract	743.218	9.357667	6,955
Enterprise Portfolio - 1.95% series contract	2,098.426	9.370423	19,663
Enterprise Portfolio - 1.80% series contract	198.994	20.661295	4,111
Enterprise Portfolio - 1.75% series contract	4,627.637	9.440786	43,689
Enterprise Portfolio - 1.70% series contract	44.132	20.859316	921
Enterprise Portfolio - 1.65% series contract *	425.909	9.476155	4,036
Enterprise Portfolio - 1.65% series contract	863.054	20.958593	18,088
Enterprise Portfolio - 1.55% series contract	1,424.240	9.511515	13,547
Enterprise Portfolio - 1.50% series contract	79.189	9.534120	755
Enterprise Portfolio - 1.40% series contract	23,566.466	21.462909	505,805
Enterprise Portfolio - 1.25% series contract	32,014.881	9.618443	307,933
Enterprise Portfolio - 1.00% series contract	2,716.072	9.708206	26,368
Janus Portfolio - 2.00% series contract	3,192.661	8.704766	27,791
Janus Portfolio - 1.95% series contract	9,143.354	8.716625	79,699
Janus Portfolio - 1.80% series contract	961.607	8.770175	8,433
Janus Portfolio - 1.75% series contract	15,804.982	8.782048	138,800
Janus Portfolio - 1.70% series contract	1,601.202	13.049435	20,895
Janus Portfolio - 1.65% series contract *	4,278.455	8.814927	37,714
Janus Portfolio - 1.65% series contract	2,614.703	13.111550	34,283
Janus Portfolio - 1.55% series contract	1,520.326	8.847837	13,452
Janus Portfolio - 1.50% series contract	176.013	8.868852	1,561
Janus Portfolio - 1.40% series contract	55,694.785	13.427081	747,818
Janus Portfolio - 1.25% series contract	84,024.457	8.947256	751,788
Janus Portfolio - 1.00% series contract	2,265.103	9.030733	20,456
Overseas Portfolio - 2.00% series contract	1,125.203	6.623595	7,453
Overseas Portfolio - 1.95% series contract	192.665	6.632637	1,278
Overseas Portfolio - 1.80% series contract	1,022.137	6.673415	6,821
Overseas Portfolio - 1.75% series contract	46,051.688	6.682461	307,739
Overseas Portfolio - 1.70% series contract	282.269	16.590324	4,683
Overseas Portfolio - 1.65% series contract *	22,132.294	6.707497	148,452
Overseas Portfolio - 1.65% series contract	12,894.136	16.650060	214,688
Overseas Portfolio - 1.55% series contract	27,008.245	6.732542	181,834
Overseas Portfolio - 1.50% series contract	4,866.742	6.748529	32,843
Overseas Portfolio - 1.45% series contract	6,357.374	6.757667	42,961
Overseas Portfolio - 1.40% series contract	138,758.679	16.952123	2,352,254
Overseas Portfolio - 1.25% series contract	464,710.848	6.808223	3,163,855
Overseas Portfolio - 1.00% series contract	37,581.358	6.871767	258,250
Worldwide Portfolio - 1.70% series contract	269.572	10.582833	2,853
Worldwide Portfolio - 1.65% series contract	111.603	10.633213	1,187
Worldwide Portfolio - 1.40% series contract	12,460.908	10.889172	135,689
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 2.00% series contract	1,623.913	10.695756	17,369
Core Plus Fixed Income Portfolio - 1.95% series contract	4,701.145	10.710347	50,351
Core Plus Fixed Income Portfolio - 1.75% series contract	5,088.019	10.790628	54,903
Core Plus Fixed Income Portfolio - 1.70% series contract	735.488	12.230146	8,995
Core Plus Fixed Income Portfolio - 1.65% series contract *	9.761	10.831027	106
Core Plus Fixed Income Portfolio - 1.65% series contract	20,363.058	12.288373	250,229
Core Plus Fixed Income Portfolio - 1.55% series contract	1,237.715	10.871392	13,456
Core Plus Fixed Income Portfolio - 1.40% series contract	32,624.571	12.584001	410,548
Core Plus Fixed Income Portfolio - 1.25% series contract	236.334	10.993467	2,598
Core Plus Fixed Income Portfolio - 1.00% series contract	345.266	11.095922	3,831
Mid Cap Growth Portfolio - 1.80% series contract	295.788	10.155422	3,004
Mid Cap Growth Portfolio - 1.75% series contract	3,093.199	10.169180	31,455
Mid Cap Growth Portfolio - 1.70% series contract	867.513	10.811547	9,379
Mid Cap Growth Portfolio - 1.65% series contract *	476.239	10.207286	4,861
Mid Cap Growth Portfolio - 1.65% series contract	6,250.474	10.837226	67,738
Mid Cap Growth Portfolio - 1.55% series contract	5,317.388	10.245357	54,479
Mid Cap Growth Portfolio - 1.50% series contract	401.464	10.269698	4,123
Mid Cap Growth Portfolio - 1.45% series contract	154.711	10.283605	1,591
Mid Cap Growth Portfolio - 1.40% series contract	27,543.211	10.966476	302,052
Mid Cap Growth Portfolio - 1.25% series contract	52,449.045	10.360507	543,399
Mid Cap Growth Portfolio - 1.00% series contract	4,426.551	10.457165	46,289
U.S. Real Estate Portfolio - 1.80% series contract	183.345	22.223968	4,075
U.S. Real Estate Portfolio - 1.70% series contract	1,903.081	22.436990	42,699
U.S. Real Estate Portfolio - 1.65% series contract	9,083.023	22.543843	204,766
U.S. Real Estate Portfolio - 1.40% series contract	123,984.987	23.086338	2,862,359

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

7

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2011

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.75% series contract	4,275.634	$9.206529	$39,364
Guardian Portfolio - 1.70% series contract	653.486	15.064456	9,844
Guardian Portfolio - 1.65% series contract *	9.526	9.241022	88
Guardian Portfolio - 1.65% series contract	218.458	15.136195	3,307
Guardian Portfolio - 1.55% series contract	3,787.719	9.275526	35,133
Guardian Portfolio - 1.50% series contract	1,471.877	9.297536	13,685
Guardian Portfolio - 1.45% series contract	1,841.683	9.310114	17,146
Guardian Portfolio - 1.40% series contract	79,036.558	15.500418	1,225,100
Guardian Portfolio - 1.25% series contract	44,563.025	9.379766	417,991
Guardian Portfolio - 1.00% series contract	1,526.456	9.467249	14,451
Small-Cap Growth Portfolio - 1.70% series contract	1,050.328	11.320089	11,890
Small-Cap Growth Portfolio - 1.65% series contract	79.774	11.374026	907
Small-Cap Growth Portfolio - 1.40% series contract	16,269.274	11.647675	189,499
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund - 1.75% series contract	9.702	7.554273	73
Balanced Fund - 1.70% series contract	606.115	10.999818	6,667
Balanced Fund - 1.65% series contract *	1,687.374	7.582543	12,795
Balanced Fund - 1.65% series contract	14,192.764	11.052154	156,861
Balanced Fund - 1.55% series contract	177.808	7.610835	1,353
Balanced Fund - 1.40% series contract	59,662.763	11.318111	675,270
Balanced Fund - 1.25% series contract	16,234.887	7.696365	124,950
Balanced Fund - 1.00% series contract	9.636	7.768147	75
Capital Appreciation Fund - 2.00% series contract	2,609.518	8.204908	21,411
Capital Appreciation Fund - 1.95% series contract	7,212.041	8.216077	59,255
Capital Appreciation Fund - 1.80% series contract	1,971.026	8.266584	16,294
Capital Appreciation Fund - 1.75% series contract	15,331.671	8.277779	126,912
Capital Appreciation Fund - 1.70% series contract	172.080	12.704067	2,186
Capital Appreciation Fund - 1.65% series contract *	1,577.015	8.308765	13,103
Capital Appreciation Fund - 1.65% series contract	669.305	12.764550	8,543
Capital Appreciation Fund - 1.55% series contract	15,822.161	8.339785	131,953
Capital Appreciation Fund - 1.50% series contract	3,010.728	8.359593	25,168
Capital Appreciation Fund - 1.45% series contract	3,171.609	8.370882	26,549
Capital Appreciation Fund - 1.40% series contract	41,309.646	13.071703	539,987
Capital Appreciation Fund - 1.25% series contract	197,008.776	8.433506	1,661,475
Capital Appreciation Fund - 1.00% series contract	19,117.683	8.512192	162,733
Global Securities Fund - 1.80% series contract**	772.674	8.693508	6,717
Global Securities Fund - 1.80% series contract	202.546	16.907099	3,424
Global Securities Fund - 1.75% series contract	2,160.420	8.705281	18,807
Global Securities Fund - 1.70% series contract	232.428	17.069145	3,967
Global Securities Fund - 1.65% series contract *	1,954.978	8.737880	17,082
Global Securities Fund - 1.65% series contract	5,317.291	17.150382	91,194
Global Securities Fund - 1.55% series contract	4,892.184	8.770495	42,907
Global Securities Fund - 1.40% series contract	71,284.608	17.563057	1,251,976
Global Securities Fund - 1.25% series contract	63,831.286	8.869062	566,124
Global Securities Fund - 1.00% series contract	300.171	8.951832	2,687
Main Street Fund - 2.00% series contract	2,972.596	8.958107	26,629
Main Street Fund - 1.95% series contract	8,705.532	8.970332	78,092
Main Street Fund - 1.80% series contract	425.227	10.442098	4,440
Main Street Fund - 1.75% series contract	14,279.010	9.037640	129,049
Main Street Fund - 1.70% series contract	698.042	10.517738	7,342
Main Street Fund - 1.65% series contract *	9.674	9.071513	88
Main Street Fund - 1.65% series contract	4,580.561	10.555593	48,351
Main Street Fund - 1.55% series contract	1,330.085	9.105367	12,111
Main Street Fund - 1.45% series contract	241.109	9.139339	2,204
Main Street Fund - 1.40% series contract	118,101.451	10.747085	1,269,246
Main Street Fund - 1.25% series contract	38,598.470	9.207675	355,402
Main Street Fund - 1.00% series contract	669.286	9.293574	6,220
Main Street Small & Mid Cap Fund - 2.00% series contract	773.250	10.081174	7,795
Main Street Small & Mid Cap Fund - 1.95% series contract	2,205.648	10.094907	22,266
Main Street Small & Mid Cap Fund - 1.80% series contract	7,442.615	17.553925	130,647
Main Street Small & Mid Cap Fund - 1.75% series contract	4,287.629	10.170720	43,608
Main Street Small & Mid Cap Fund - 1.70% series contract	1,235.594	17.722174	21,897
Main Street Small & Mid Cap Fund - 1.65% series contract *	1,079.606	10.208811	11,021
Main Street Small & Mid Cap Fund - 1.65% series contract	4,531.215	17.806539	80,685
Main Street Small & Mid Cap Fund - 1.55% series contract	3,638.371	10.246902	37,282
Main Street Small & Mid Cap Fund - 1.50% series contract	145.078	10.271245	1,490
Main Street Small & Mid Cap Fund - 1.45% series contract	160.568	10.285165	1,651
Main Street Small & Mid Cap Fund - 1.40% series contract	95,378.267	18.235002	1,739,223
Main Street Small & Mid Cap Fund - 1.25% series contract	29,509.407	10.362104	305,780
Main Street Small & Mid Cap Fund - 1.00% series contract	304.118	10.458794	3,181

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

8

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2011

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 2.00% series contract	3,430.509	$11.616474	$39,850
High Yield Portfolio - 1.95% series contract	5,635.885	11.632305	65,558
High Yield Portfolio - 1.80% series contract	1,427.526	11.703694	16,707
High Yield Portfolio - 1.75% series contract	14,961.159	11.719530	175,338
High Yield Portfolio - 1.70% series contract	1,787.705	18.836877	33,675
High Yield Portfolio - 1.65% series contract *	3,145.859	11.763367	37,006
High Yield Portfolio - 1.65% series contract	3,124.152	18.926543	59,129
High Yield Portfolio - 1.55% series contract	4,201.145	11.807256	49,604
High Yield Portfolio - 1.50% series contract	57.647	11.835239	682
High Yield Portfolio - 1.45% series contract	336.350	11.851274	3,986
High Yield Portfolio - 1.40% series contract	39,960.522	19.381802	774,507
High Yield Portfolio - 1.25% series contract	82,767.702	11.939831	988,232
High Yield Portfolio - 1.00% series contract	1,127.490	12.051119	13,588
Real Return Portfolio - 2.00% series contract	898.316	11.962934	10,746
Real Return Portfolio - 1.95% series contract	9.522	11.979237	114
Real Return Portfolio - 1.80% series contract **	18.327	12.052710	221
Real Return Portfolio - 1.80% series contract	1,965.920	16.240920	31,928
Real Return Portfolio - 1.75% series contract	54,553.919	12.069037	658,413
Real Return Portfolio - 1.70% series contract	2,058.366	16.396548	33,750
Real Return Portfolio - 1.65% series contract *	6,086.545	12.114203	73,734
Real Return Portfolio - 1.65% series contract	41,857.781	16.474604	689,590
Real Return Portfolio - 1.55% series contract	39,327.391	12.159357	478,196
Real Return Portfolio - 1.50% series contract	1,637.375	12.188194	19,957
Real Return Portfolio - 1.45% series contract	1,308.232	12.204698	15,967
Real Return Portfolio - 1.40% series contract	141,960.531	16.870844	2,394,994
Real Return Portfolio - 1.25% series contract	248,430.025	12.295858	3,054,660
Real Return Portfolio - 1.00% series contract	15,879.057	12.410444	197,066
Total Return Portfolio - 2.00% series contract	8,534.019	12.002816	102,432
Total Return Portfolio - 1.95% series contract	5,148.803	12.019202	61,885
Total Return Portfolio - 1.80% series contract	549.051	12.092935	6,640
Total Return Portfolio - 1.75% series contract	70,559.478	12.109321	854,427
Total Return Portfolio - 1.70% series contract	1,165.942	15.310612	17,851
Total Return Portfolio - 1.65% series contract *	20,032.328	12.154619	243,485
Total Return Portfolio - 1.65% series contract	22,851.816	15.383493	351,541
Total Return Portfolio - 1.55% series contract	30,141.306	12.199935	367,722
Total Return Portfolio - 1.50% series contract	4,531.543	12.228858	55,416
Total Return Portfolio - 1.45% series contract	5,239.363	12.245434	64,158
Total Return Portfolio - 1.40% series contract	170,585.420	15.753497	2,687,317
Total Return Portfolio - 1.25% series contract	427,101.464	12.336883	5,269,101
Total Return Portfolio - 1.00% series contract	29,195.104	12.451883	363,534
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund - 1.70% series contract	1,728.139	13.589094	23,484
Rydex|SGI U.S. Long Short Momentum Fund - 1.65% series contract	3,863.723	13.653762	52,754
Rydex|SGI U.S. Long Short Momentum Fund - 1.40% series contract	49,219.394	13.982274	688,199
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	9.703	10.056222	98
2015 ETF Fund - 1.70% series contract	878.803	9.612923	8,448
2015 ETF Fund - 1.65% series contract *	9.704	10.093866	98
2015 ETF Fund - 1.65% series contract	1,160.926	9.635732	11,186
2015 ETF Fund - 1.55% series contract	1,712.433	10.131513	17,350
2015 ETF Fund - 1.40% series contract	16,171.598	9.750608	157,683
2015 ETF Fund - 1.25% series contract	721.943	10.245301	7,397
2015 ETF Fund - 1.00% series contract	4,187.433	10.340842	43,302
2025 ETF Fund - 1.75% series contract	9.683	9.539855	92
2025 ETF Fund - 1.70% series contract	517.006	9.010104	4,658
2025 ETF Fund - 1.65% series contract *	9.683	9.575577	93
2025 ETF Fund - 1.65% series contract	8.840	9.031502	80
2025 ETF Fund - 1.55% series contract	1,687.954	9.611288	16,223
2025 ETF Fund - 1.40% series contract	10,985.393	9.139184	100,398
2025 ETF Fund - 1.25% series contract	8,006.001	9.719237	77,812
2025 ETF Fund - 1.00% series contract	561.021	9.809874	5,504
2035 ETF Fund - 1.75% series contract	9.664	8.951236	87
2035 ETF Fund - 1.65% series contract *	9.665	8.984792	87
2035 ETF Fund - 1.65% series contract	19.136	8.290058	159
2035 ETF Fund - 1.55% series contract	10.055	9.018279	91
2035 ETF Fund - 1.40% series contract	14,627.184	8.388909	122,706
2035 ETF Fund - 1.25% series contract	4,008.811	9.119600	36,559
2035 ETF Fund - 1.00% series contract	1,013.138	9.204655	9,326

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

9

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2011

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$16,263	$5,188	$11,075	$4,014	$0	$(105,791)	$(101,777)	$(90,702)
American Century Variable Portfolios -Class I:
Vista Fund	0	20,137	(20,137)	(78,237)	0	(35,438)	(113,675)	(133,812)
American Century Variable Portfolios -Class II:
Large Company Value Fund	12,875	11,376	1,499	49,610	0	(59,808)	(10,198)	(8,699)
Mid Cap Value Fund	11,038	12,246	(1,208)	(6,228)	22,280	(38,475)	(22,423)	(23,631)
Ultra Fund	0	2,700	(2,700)	(7,163)	0	10,352	3,189	489
Calamos Advisors Trust:
Growth and Income Portfolio	29,810	27,785	2,025	138,248	0	(228,765)	(90,517)	(88,492)
Davis Variable Account Fund, Inc.:
Value Portfolio	38,652	53,753	(15,101)	124,944	335,294	(655,134)	(194,896)	(209,997)
Dreyfus Funds -Service Shares:
Socially Responsible Growth Fund, Inc.	6,742	14,312	(7,570)	17,904	0	(22,605)	(4,701)	(12,271)
Stock Index Fund, Inc.	198,886	175,202	23,684	(418,546)	84,011	255,634	(78,901)	(55,217)
Dreyfus Investment Porfolios -Initial Shares:
Technology Growth Portfolio	0	6,338	(6,338)	33,152	0	(67,415)	(34,263)	(40,601)
Dreyfus Investment Portfolios -Service Shares:
MidCap Stock Portfolio	723	3,117	(2,394)	20,864	0	(19,699)	1,165	(1,229)
Dreyfus Variable Investment Funds -Initial Shares:
Money Market Portfolio	304	48,192	(47,888)	0	0	0	0	(47,888)
Dreyfus Variable Investment Funds -Service Shares:
Appreciation Portfolio	11,297	11,030	267	370	0	52,250	52,620	52,887
DWS Variable Series II -Class A:
Global Thematic VIP	229	456	(227)	2,338	0	(8,139)	(5,801)	(6,028)
DWS Variable Series II -Class B:
Dreman Small Mid Cap Value VIP	78	223	(145)	562	0	(2,177)	(1,615)	(1,760)
Financial Investors Variable Insurance Trust -Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	110,937	141,677	(30,740)	72,877	174,547	(457,249)	(209,825)	(240,565)
Ibbotson Conservative ETF Asset Allocation Portfolio	49,880	47,066	2,814	30,501	97,097	(73,745)	53,853	56,667
Ibbotson Growth ETF Asset Allocation Portfolio	242,237	291,096	(48,859)	251,447	242,843	(1,543,742)	(1,049,452)	(1,098,311)
Ibbotson Income and Growth ETF Asset Allocation Portfolio	55,529	87,274	(31,745)	88,435	104,083	(183,069)	9,449	(22,296)
Franklin Templeton Variable Insurance Products Trust -Class 2:
Franklin Small Cap Value Securities Fund	1,519	2,609	(1,090)	1,619	0	(11,681)	(10,062)	(11,152)
Franklin U.S. Government Fund	54,790	25,332	29,458	3,931	0	39,672	43,603	73,061
Mutual Global Discovery Securities Fund	10,049	5,547	4,502	2,510	10,269	(40,741)	(27,962)	(23,460)
Mutual Shares Securities Fund	32,119	17,175	14,944	15,272	0	(50,650)	(35,378)	(20,434)
Templeton Foreign Securities Fund	11,345	8,529	2,816	(9,106)	0	(68,724)	(77,830)	(75,014)
Templeton Global Bond Securities Fund	51,297	13,136	38,161	12,978	5,965	(111,867)	(92,924)	(54,763)
Invesco Variable Insurance Funds -Series I Shares:
Core Equity Fund	3,592	5,527	(1,935)	6,294	0	(10,274)	(3,980)	(5,915)
Dividend Growth Fund (*)	0	1,705	(1,705)	(1,679)	0	(10,835)	(12,514)	(14,219)
Financial Services Fund (**)	346	889	(543)	(6,499)	0	17,018	10,519	9,976
Global Health Care Fund	0	12,189	(12,189)	(17,791)	0	52,254	34,463	22,274
Small Cap Equity Fund	0	16,690	(16,690)	11,714	0	(20,468)	(8,754)	(25,444)
Van Kampen Comstock Fund (*)	0	24,227	(24,227)	(34,462)	0	(254,652)	(289,114)	(313,341)
Van Kampen U.S. Mid Cap Value Portfolio	18,181	36,080	(17,899)	(166,818)	0	159,333	(7,485)	(25,384)
Van Kampen Value Portfolio (**)	45,961	12,395	33,566	264,895	0	(71,991)	192,904	226,470

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from May 2, 2011 (commencement of operations) to December 31, 2011.
(**)	Period from January 1, 2011 to April 29, 2011 (fund termination date).

10

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF OPERATIONS - Continued

For the Year Ended December 31, 2011

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
Invesco Variable Insurance Funds - Series II Shares:
Capital Development Fund	$0	$31,593	$(31,593)	$(95,615)	$0	$(97,059)	$(192,674)	$(224,267)
Global Real Estate Fund	46,089	14,745	31,344	55,084	0	(183,324)	(128,240)	(96,896)
Government Securities Fund	29,935	13,027	16,908	(9,265)	0	40,875	31,610	48,518
International Growth Fund	6,743	10,663	(3,920)	28,061	0	(96,578)	(68,517)	(72,437)
Mid Cap Core Equity Fund	872	14,218	(13,346)	(31,771)	0	(40,190)	(71,961)	(85,307)
Utilities Fund	40,261	18,718	21,543	(99,553)	0	253,301	153,748	175,291
Janus Aspen Series - Service Shares:
Balanced Portfolio	112,227	64,753	47,474	55,874	226,342	(348,417)	(66,201)	(18,727)
Enterprise Portfolio	0	13,038	(13,038)	104,106	0	(117,942)	(13,836)	(26,874)
Janus Portfolio	8,503	28,076	(19,573)	212,249	0	(335,670)	(123,421)	(142,994)
Overseas Portfolio	31,581	113,102	(81,521)	(156,081)	83,066	(3,090,339)	(3,163,354)	(3,244,875)
Worldwide Portfolio	781	2,258	(1,477)	438	0	(24,331)	(23,893)	(25,370)
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	30,584	13,464	17,120	(42,818)	0	60,707	17,889	35,009
Mid Cap Growth Portfolio	3,402	13,760	(10,358)	164,749	423	(247,683)	(82,511)	(92,869)
U.S. Real Estate Portfolio	27,856	46,933	(19,077)	(442,865)	0	599,337	156,472	137,395
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	6,765	26,159	(19,394)	205,392	0	(297,279)	(91,887)	(111,281)
Small-Cap Growth Portfolio	0	3,324	(3,324)	(7,427)	0	8,351	924	(2,400)
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	22,870	15,976	6,894	(112,604)	0	89,888	(22,716)	(15,822)
Capital Appreciation Fund	2,717	35,696	(32,979)	(27,227)	0	(22,517)	(49,744)	(82,723)
Global Securities Fund	19,807	28,057	(8,250)	109,313	0	(306,876)	(197,563)	(205,813)
Main Street Fund	8,583	23,163	(14,580)	(40,692)	0	40,768	76	(14,504)
Main Street Small & Mid Cap Fund	9,308	34,835	(25,527)	(27,533)	0	(34,285)	(61,818)	(87,345)
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	128,865	25,510	103,355	107,509	0	(194,067)	(86,558)	16,797
Real Return Portfolio	141,451	92,067	49,384	61,950	209,148	286,733	557,831	607,215
Total Return Portfolio	265,295	137,518	127,777	76,609	144,725	(130,762)	90,572	218,349
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	0	12,162	(12,162)	(37,873)	0	(21,565)	(59,438)	(71,600)
Wilshire Variable Insurance Trust:
2015 ETF Fund	3,769	3,493	276	(236)	0	359	123	399
2025 ETF Fund	2,392	2,344	48	(848)	0	(2,732)	(3,580)	(3,532)
2035 ETF Fund	1,778	2,314	(536)	(5,214)	0	(2,448)	(7,662)	(8,198)

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from May 2, 2011 (commencement of operations) to December 31, 2011.
(**)	Period from January 1, 2011 to April 29, 2011 (fund termination date).

11

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2011

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$11,075	$4,014	$0	$(105,791)	$(90,702)	$91,576	$10,263	$(11,964)	$69,349	$(21,353)	$388,445	$367,092
American Century Variable Portfolios - Class I:
Vista Fund	(20,137)	(78,237)	0	(35,438)	(133,812)	149,952	137,485	(116,930)	(104,463)	(238,275)	1,459,138	1,220,863
American Century Variable Portfolios - Class II:
Large Company Value Fund	1,499	49,610	0	(59,808)	(8,699)	275,166	38,327	(29,606)	207,233	198,534	730,776	929,310
Mid Cap Value Fund	(1,208)	(6,228)	22,280	(38,475)	(23,631)	180,021	35,761	29,918	174,178	150,547	830,413	980,960
Ultra Fund	(2,700)	(7,163)	0	10,352	489	12,298	15,103	(10,754)	(13,559)	(13,070)	179,508	166,438
Calamos Advisors Trust:
Growth and Income Portfolio	2,025	138,248	0	(228,765)	(88,492)	395,028	279,905	84,927	200,050	111,558	1,812,620	1,924,178
Davis Variable Account Fund, Inc.:
Value Portfolio	(15,101)	124,944	335,294	(655,134)	(209,997)	913,221	150,353	(88,079)	674,789	464,792	3,834,975	4,299,767
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	(7,570)	17,904	0	(22,605)	(12,271)	149,740	59,562	(111,091)	(20,913)	(33,184)	1,003,342	970,158
Stock Index Fund, Inc.	23,684	(418,546)	84,011	255,634	(55,217)	1,766,211	1,033,153	(1,479,323)	(746,265)	(801,482)	12,924,498	12,123,016
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	(6,338)	33,152	0	(67,415)	(40,601)	28,089	81,762	(32,860)	(86,533)	(127,134)	475,379	348,245
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	(2,394)	20,864	0	(19,699)	(1,229)	23,872	10,584	(20,793)	(7,505)	(8,734)	210,718	201,984
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	(47,888)	0	0	0	(47,888)	3,670,852	1,868,537	(2,132,359)	(330,044)	(377,932)	3,656,600	3,278,668
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	267	370	0	52,250	52,887	57,507	60,037	(6,632)	(9,162)	43,725	718,369	762,094
DWS Variable Series II - Class A:
Global Thematic VIP	(227)	2,338	0	(8,139)	(6,028)	13,495	3,769	(1,348)	8,378	2,350	33,575	35,925
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP	(145)	562	0	(2,177)	(1,760)	19,190	23	5,041	24,208	22,448	7,589	30,037
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(30,740)	72,877	174,547	(457,249)	(240,565)	1,911,873	369,956	(157,686)	1,384,231	1,143,666	9,832,172	10,975,838
Ibbotson Conservative ETF Asset Allocation Portfolio	2,814	30,501	97,097	(73,745)	56,667	458,370	127,537	564,083	894,916	951,583	3,121,201	4,072,784
Ibbotson Growth ETF Asset Allocation Portfolio	(48,859)	251,447	242,843	(1,543,742)	(1,098,311)	3,804,155	1,765,539	373,608	2,412,224	1,313,913	19,241,844	20,555,757
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(31,745)	88,435	104,083	(183,069)	(22,296)	840,015	146,591	(10,867)	682,557	660,261	5,939,018	6,599,279
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	(1,090)	1,619	0	(11,681)	(11,152)	117,423	3,905	45,176	158,694	147,542	130,125	277,667
Franklin U.S. Government Fund	29,458	3,931	0	39,672	73,061	499,747	47,559	145,364	597,552	670,613	1,442,352	2,112,965
Mutual Global Discovery Securities Fund	4,502	2,510	10,269	(40,741)	(23,460)	260,820	20,863	25,980	265,937	242,477	299,201	541,678
Mutual Shares Securities Fund	14,944	15,272	0	(50,650)	(20,434)	558,049	32,271	111,448	637,226	616,792	967,291	1,584,083
Templeton Foreign Securities Fund	2,816	(9,106)	0	(68,724)	(75,014)	160,376	65,713	(59,885)	34,778	(40,236)	599,876	559,640
Templeton Global Bond Securities Fund	38,161	12,978	5,965	(111,867)	(54,763)	794,739	37,401	276,163	1,033,501	978,738	572,459	1,551,197

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from May 2, 2011 (commencement of operations) to December 31, 2011.
(**)	Period from January 1, 2011 to April 29, 2011 (fund termination date).

12

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS - Continued

For the Year Ended December 31, 2011

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	$(1,935)	$6,294	$0	$(10,274)	$(5,915)	$34,820	$78,313	$(15,612)	$(59,105)	$(65,020)	$394,525	$329,505
Dividend Growth Fund (*)	(1,705)	(1,679)	0	(10,835)	(14,219)	17,435	26,993	205,760	196,202	181,983	0	181,983
Financial Services Fund (**)	(543)	(6,499)	0	17,018	9,976	9,341	7,728	(192,254)	(190,641)	(180,665)	180,665	0
Global Health Care Fund	(12,189)	(17,791)	0	52,254	22,274	68,422	83,820	(20,210)	(35,608)	(13,334)	815,247	801,913
Small Cap Equity Fund	(16,690)	11,714	0	(20,468)	(25,444)	351,874	38,629	104,518	417,763	392,319	1,045,610	1,437,929
Van Kampen Comstock Fund (*)	(24,227)	(34,462)	0	(254,652)	(313,341)	248,510	83,272	2,606,499	2,771,737	2,458,396	0	2,458,396
Van Kampen U.S. Mid Cap Value Portfolio	(17,899)	(166,818)	0	159,333	(25,384)	376,366	253,477	(63,947)	58,942	33,558	2,489,348	2,522,906
Van Kampen Value Portfolio (**)	33,566	264,895	0	(71,991)	226,470	106,268	149,025	(2,578,397)	(2,621,154)	(2,394,684)	2,394,684	0
Invesco Variable Insurance Funds - Series II Shares:
Capital Development Fund	(31,593)	(95,615)	0	(97,059)	(224,267)	545,947	128,709	(34,586)	382,652	158,385	2,178,767	2,337,152
Global Real Estate Fund	31,344	55,084	0	(183,324)	(96,896)	371,950	19,002	(91,718)	261,230	164,334	1,045,268	1,209,602
Government Securities Fund	16,908	(9,265)	0	40,875	48,518	54,062	66,242	(230,842)	(243,022)	(194,504)	1,041,000	846,496
International Growth Fund	(3,920)	28,061	0	(96,578)	(72,437)	404,243	27,055	148,065	525,253	452,816	554,148	1,006,964
Mid Cap Core Equity Fund	(13,346)	(31,771)	0	(40,190)	(85,307)	221,039	45,608	100,518	275,949	190,642	871,402	1,062,044
Utilities Fund	21,543	(99,553)	0	253,301	175,291	128,542	99,030	(52,544)	(23,032)	152,259	1,241,215	1,393,474
Janus Aspen Series - Service Shares:
Balanced Portfolio	47,474	55,874	226,342	(348,417)	(18,727)	771,328	314,286	123,461	580,503	561,776	4,205,925	4,767,701
Enterprise Portfolio	(13,038)	104,106	0	(117,942)	(26,874)	165,460	36,266	(38,005)	91,189	64,315	887,556	951,871
Janus Portfolio	(19,573)	212,249	0	(335,670)	(142,994)	618,368	268,581	(474,619)	(124,832)	(267,826)	2,150,516	1,882,690
Overseas Portfolio	(81,521)	(156,081)	83,066	(3,090,339)	(3,244,875)	2,221,705	447,682	(548,412)	1,225,611	(2,019,264)	8,742,375	6,723,111
Worldwide Portfolio	(1,477)	438	0	(24,331)	(25,370)	9,076	8,031	(718)	327	(25,043)	164,772	139,729
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	17,120	(42,818)	0	60,707	35,009	31,961	147,868	(89,103)	(205,010)	(170,001)	982,387	812,386
Mid Cap Growth Portfolio	(10,358)	164,749	423	(247,683)	(92,869)	291,665	123,887	60,708	228,486	135,617	932,753	1,068,370
U.S. Real Estate Portfolio	(19,077)	(442,865)	0	599,337	137,395	229,210	327,710	(248,113)	(346,613)	(209,218)	3,323,117	3,113,899
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	(19,394)	205,392	0	(297,279)	(111,281)	223,218	195,717	(137,849)	(110,348)	(221,629)	1,997,738	1,776,109
Small-Cap Growth Portfolio	(3,324)	(7,427)	0	8,351	(2,400)	27,299	26,567	(34,556)	(33,824)	(36,224)	238,520	202,296
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	6,894	(112,604)	0	89,888	(15,822)	109,244	173,252	(69,545)	(133,553)	(149,375)	1,127,419	978,044
Capital Appreciation Fund	(32,979)	(27,227)	0	(22,517)	(82,723)	699,633	132,606	(159,485)	407,542	324,819	2,470,750	2,795,569
Global Securities Fund	(8,250)	109,313	0	(306,876)	(205,813)	383,890	148,689	117,533	352,734	146,921	1,857,964	2,004,885
Main Street Fund	(14,580)	(40,692)	0	40,768	(14,504)	275,306	120,738	426,949	581,517	567,013	1,372,161	1,939,174
Main Street Small & Mid Cap Fund	(25,527)	(27,533)	0	(34,285)	(87,345)	308,141	150,234	(42,401)	115,506	28,161	2,378,365	2,406,526
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	103,355	107,509	0	(194,067)	16,797	444,405	89,702	567,283	921,986	938,783	1,319,079	2,257,862
Real Return Portfolio	49,384	61,950	209,148	286,733	607,215	1,248,040	579,439	519,011	1,187,612	1,794,827	5,864,509	7,659,336
Total Return Portfolio	127,777	76,609	144,725	(130,762)	218,349	2,294,214	632,083	(867,393)	794,738	1,013,087	9,432,422	10,445,509
Rydex Variable Trust:
RydexSGI U.S. Long Short Momentum Fund	(12,162)	(37,873)	0	(21,565)	(71,600)	69,697	39,254	(66,451)	(36,008)	(107,608)	872,045	764,437

Wilshire Variable Insurance Trust:
2015 ETF Fund	276	(236)	0	359	399	33,445	25,946	(15,626)	(8,127)	(7,728)	253,290	245,562
2025 ETF Fund	48	(848)	0	(2,732)	(3,532)	57,639	4,937	23,488	76,190	72,658	132,202	204,860
2035 ETF Fund	(536)	(5,214)	0	(2,448)	(8,198)	25,202	1,347	11,842	35,697	27,499	141,516	169,015

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from May 2, 2011 (commencement of operations) to December 31, 2011.
(**)	Period from January 1, 2011 to April 29, 2011 (fund termination date).

13

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2010

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$5,531	$4,705	$0	$6,127	$16,363	$157,515	$11,336	$(8,588)	$137,591	$153,954	$234,491	$388,445
American Century Variable Portfolios - Class I:
Vista Fund	(16,636)	(19,729)	0	291,444	255,079	249,659	54,416	2,758	198,001	453,080	1,006,058	1,459,138
American Century Variable Portfolios - Class II:
Large Company Value Fund	34	(103,652)	0	150,622	47,004	408,070	74,908	(176,014)	157,148	204,152	526,624	730,776
Mid Cap Value Fund	5,348	(3,415)	0	109,957	111,890	173,058	20,741	26,506	178,823	290,713	539,700	830,413
Ultra Fund	(1,676)	(2,415)	0	25,740	21,649	13,107	758	4,656	17,005	38,654	140,854	179,508
Calamos Advisors Trust:
Growth and Income Portfolio	9,435	(36,997)	0	167,979	140,417	364,677	108,265	26,463	282,875	423,292	1,389,328	1,812,620
Davis Variable Account Fund, Inc.:
Value Portfolio	8,286	(12,166)	0	388,720	384,840	1,224,429	111,352	178,331	1,291,408	1,676,248	2,158,727	3,834,975
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	(6,420)	1,412	0	119,894	114,886	307,450	35,300	(4,303)	267,847	382,733	620,609	1,003,342
Stock Index Fund, Inc.	23,158	(168,798)	0	1,614,926	1,469,286	2,777,011	711,730	(739,938)	1,325,343	2,794,629	10,129,869	12,924,498
Dreyfus Investment Portfolios - Initial Shares:
Technology Growth Portfolio	(5,600)	4,003	0	101,059	99,462	23,904	19,667	34,285	38,522	137,984	337,395	475,379
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	(1,336)	2,700	0	34,566	35,930	39,020	5,079	71,299	105,240	141,170	69,548	210,718
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	(46,080)	0	0	0	(46,080)	2,289,190	557,749	(313,034)	1,418,407	1,372,327	2,284,273	3,656,600
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	2,900	(10,908)	0	93,423	85,415	68,580	67,604	12,360	13,336	98,751	619,618	718,369
DWS Variable Series II - Class A:
Global Thematic VIP	(113)	27	0	3,212	3,126	12,689	49	680	13,320	16,446	17,129	33,575
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP (*)	(31)	(1)	0	895	863	3,604	9	3,131	6,726	7,589	0	7,589
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(53,964)	(31,654)	0	936,061	850,443	2,138,008	189,493	(129,647)	1,818,868	2,669,311	7,162,861	9,832,172
Ibbotson Conservative ETF Asset Allocation Portfolio	(2,241)	9,286	2,447	130,414	139,906	285,527	82,023	224,536	428,040	567,946	2,553,255	3,121,201
Ibbotson Growth ETF Asset Allocation Portfolio	(112,395)	(52,585)	0	2,192,515	2,027,535	3,664,947	466,686	(389,960)	2,808,301	4,835,836	14,406,008	19,241,844
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(46,037)	31,089	0	413,881	398,933	827,286	225,897	269,171	870,560	1,269,493	4,669,525	5,939,018
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	(235)	2,796	0	17,600	20,161	81,954	13,989	23,122	91,087	111,248	18,877	130,125
Franklin U.S. Government Fund	19,563	1,496	0	12,782	33,841	728,266	70,732	(29,933)	627,601	661,442	780,910	1,442,352
Mutual Global Discovery Securities Fund	895	1,998	0	20,820	23,713	182,326	962	9,032	190,396	214,109	85,092	299,201
Mutual Shares Securities Fund	1,000	86,120	0	(6,106)	81,014	245,177	34,657	(70,355)	140,165	221,179	746,112	967,291
Templeton Foreign Securities Fund	1,850	(16,629)	0	52,526	37,747	86,868	19,722	108,340	175,486	213,233	386,643	599,876
Templeton Global Bond Securities Fund	(594)	10,597	587	21,978	32,568	344,367	18,023	102,001	428,345	460,913	111,546	572,459
The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from May 1, 2010 (commencement of operations) to December 31, 2010.
(**)	Period from January 1, 2010 to April 30, 2010 (fund termination date).

14

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS - Continued

For the Year Ended December 31, 2010

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	$(1,693)	$(340)	$0	$30,272	$28,239	$43,249	$29,519	$(13,249)	$481	$28,720	$365,805	$394,525
Financial Services Fund	(2,261)	(82,494)	0	99,705	14,950	29,223	18,956	(19,660)	(9,393)	5,557	175,108	180,665
Global Health Care Fund	(11,231)	(31,466)	0	71,139	28,442	77,570	42,223	(62,202)	(26,855)	1,587	813,660	815,247
Small Cap Equity Fund	(11,770)	(22,734)	0	237,032	202,528	187,176	93,632	42,236	135,780	338,308	707,302	1,045,610
Van Kampen U.S. Mid Cap Value Portfolio	(10,437)	(249,569)	0	657,769	397,763	419,243	91,300	(99,175)	228,768	626,531	1,862,817	2,489,348
Van Kampen Value Portfolio	388	(178,123)	0	468,576	290,841	320,489	91,643	(140,181)	88,665	379,506	2,015,178	2,394,684
Invesco Variable Insurance Funds - Series II Shares:
Capital Development Fund	(24,047)	(126,428)	0	442,862	292,387	701,783	105,860	(167,571)	428,352	720,739	1,458,028	2,178,767
Global Real Estate Fund	31,717	18,392	0	78,821	128,930	492,252	32,296	(3,631)	456,325	585,255	460,013	1,045,268
Government Securities Fund	32,860	(2,592)	0	8,517	38,785	62,279	57,239	(235,378)	(230,338)	(191,553)	1,232,553	1,041,000
International Growth Fund	2,144	24,696	0	23,358	50,198	186,994	18,725	(1,387)	166,882	217,080	337,068	554,148
Mid Cap Core Equity Fund	(8,147)	(29,261)	0	126,721	89,313	165,778	33,160	(25,649)	106,969	196,282	675,120	871,402
Utilities Fund	22,784	(111,507)	0	136,058	47,335	139,412	53,825	(133,418)	(47,831)	(496)	1,241,711	1,241,215
Janus Aspen Series - Service Shares:
Balanced Portfolio	45,281	37,893	0	170,341	253,515	774,953	295,032	122,675	602,596	856,111	3,349,814	4,205,925
Enterprise Portfolio	(11,721)	(24,112)	0	211,613	175,780	201,569	60,523	(186,190)	(45,144)	130,636	756,920	887,556
INTECH Risk-Managed Core Portfolio (**)	1,683	(15,703)	0	24,055	10,035	6,047	9	(138,299)	(132,261)	(122,226)	122,226	0
Janus Portfolio	(21,003)	2,763	0	257,530	239,290	179,885	103,026	(124,454)	(47,595)	191,695	1,958,821	2,150,516
Overseas Portfolio	(57,731)	(195,765)	0	1,770,306	1,516,810	2,234,667	342,530	(339,401)	1,552,736	3,069,546	5,672,829	8,742,375
Worldwide Portfolio	(1,403)	1,004	0	20,882	20,483	11,039	12,072	(8,098)	(9,131)	11,352	153,420	164,772
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	40,893	(16,920)	0	27,249	51,222	58,681	50,618	(6,500)	1,563	52,785	929,602	982,387
Mid Cap Growth Portfolio	(6,794)	22,019	0	134,311	149,536	181,020	41,588	336,957	476,389	625,925	306,828	932,753
U.S. Real Estate Portfolio	22,139	(644,439)	0	1,356,119	733,819	252,399	189,801	(184,426)	(121,828)	611,991	2,711,126	3,323,117
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	(20,669)	(42,061)	0	352,213	289,483	181,537	121,839	(197,200)	(137,502)	151,981	1,845,757	1,997,738
Small-Cap Growth Portfolio	(2,938)	(6,665)	0	46,271	36,668	29,775	7,008	(13,442)	9,325	45,993	192,527	238,520
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	(3,462)	(37,309)	0	151,060	110,289	131,990	40,262	(27,913)	63,815	174,104	953,315	1,127,419
Capital Appreciation Fund	(27,868)	(23,053)	0	230,861	179,940	861,945	96,996	(162,456)	602,493	782,433	1,688,317	2,470,750
Global Securities Fund	(4,178)	28,367	0	198,880	223,069	319,636	79,229	(29,785)	210,622	433,691	1,424,273	1,857,964
Main Street Fund	(7,334)	(21,840)	0	199,195	170,021	215,806	54,452	141,861	303,215	473,236	898,925	1,372,161
Main Street Small Cap Fund	(21,001)	(27,837)	0	452,648	403,810	336,192	106,309	(40,529)	189,354	593,164	1,785,201	2,378,365
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	72,839	34,276	0	44,330	151,445	303,911	150,076	(98,912)	54,923	206,368	1,112,711	1,319,079
Real Return Portfolio	(365)	47,520	49,415	227,226	323,796	1,263,507	459,187	(176,710)	627,610	951,406	4,913,103	5,864,509
Total Return Portfolio	85,554	62,665	271,619	34,416	454,254	3,761,702	485,114	(125,716)	3,150,872	3,605,126	5,827,296	9,432,422
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	(11,276)	(15,705)	0	102,706	75,725	76,241	35,103	(15,504)	25,634	101,359	770,686	872,045

Wilshire Variable Insurance Trust:
2015 ETF Fund	(1,533)	(2,340)	0	26,699	22,826	26,803	17,048	(744)	9,011	31,837	221,453	253,290
2025 ETF Fund	(621)	(3,008)	0	15,041	11,412	37,381	10,449	18,194	45,126	56,538	75,664	132,202
2035 ETF Fund	(848)	(1,199)	0	15,159	13,112	20,805	3,681	8,234	25,358	38,470	103,046	141,516

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from May 1, 2010 (commencement of operations) to December 31, 2010.
(**)	Period from January 1, 2010 to April 30, 2010 (fund termination date).

15

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2011 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

AllianceBernstein Variable Products Series Fund, Inc. – Class B Shares:

•	International Value Portfolio

American Century Variable Portfolios – Class I:

•	Vista Fund

American Century Variable Portfolios – Class II:

•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

Calamos Advisors Trust:

•	Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Value Portfolio

Dreyfus Funds – Service Shares:

•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.

Dreyfus Investment Portfolios – Initial Shares:

•	Technology Growth Portfolio

Dreyfus Investment Portfolios – Service Shares:

•	MidCap Stock Portfolio

Dreyfus Variable Investment Funds – Initial Shares:

•	Money Market Portfolio

Dreyfus Variable Investment Funds – Service Shares:

•	Appreciation Portfolio

DWS Variable Series II – Class A:

•	Global Thematic VIP

DWS Variable Series II – Class B:

•	Dreman Small Mid Cap Value VIP

Financial Investors Variable Insurance Trust – Class II:

•	Ibbotson Balanced ETF Asset Allocation Portfolio

•	Ibbotson Conservative ETF Asset Allocation Portfolio

•	Ibbotson Growth ETF Asset Allocation Portfolio

•	Ibbotson Income and Growth ETF Asset Allocation Portfolio

16

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION - Continued

Franklin Templeton Variable Insurance Products Trust – Class 2:

•	Franklin Small Cap Value Securities Fund

•	Franklin U.S. Government Fund

•	Mutual Global Discovery Securities Fund

•	Mutual Shares Securities Fund

•	Templeton Foreign Securities Fund

•	Templeton Global Bond Securities Fund

Invesco Variable Insurance Funds – Series I Shares:

•	Core Equity Fund

•	Dividend Growth Fund

•	Global Health Care Fund

•	Small Cap Equity Fund

•	Van Kampen Comstock Fund

•	Van Kampen U.S. Mid Cap Value Portfolio

Invesco Variable Insurance Funds – Series II Shares:

•	Capital Development Fund

•	Global Real Estate Fund

•	Government Securities Fund

•	International Growth Fund

•	Mid Cap Core Equity Fund

•	Utilities Fund

Janus Aspen Series – Service Shares:

•	Balanced Portfolio

•	Enterprise Portfolio

•	Janus Portfolio

•	Overseas Portfolio

•	Worldwide Portfolio

Morgan Stanley – The Universal Institutional Funds, Inc. – Class I:

•	Core Plus Fixed Income Portfolio

•	Mid Cap Growth Portfolio

•	U.S. Real Estate Portfolio

Neuberger Berman Advisers Management Trust – Class S:

•	Guardian Portfolio

•	Small-Cap Growth Portfolio

Oppenheimer Variable Account Funds – Service Shares:

•	Balanced Fund

•	Capital Appreciation Fund

•	Global Securities Fund

•	Main Street Fund

•	Main Street Small & Mid Cap Fund

PIMCO Variable Insurance Trust – Administrative Class:

•	High Yield Portfolio

•	Real Return Portfolio

•	Total Return Portfolio

Rydex Variable Trust:

•	Rydex|SGI U.S. Long Short Momentum Fund

Wilshire Variable Insurance Trust:

•	2015 ETF Fund

•	2025 ETF Fund

•	2035 ETF Fund

17

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

The following funds were added to the Account effective May 2, 2011: Invesco Variable Insurance Funds – Series I Shares Dividend Growth Fund and Invesco Variable Insurance Funds – Series I Shares Van Kampen Comstock Fund.

Oppenheimer Variable Account Funds – Service Shares Main Street Small Cap Fund’s name changed to Oppenheimer Variable Account Funds – Service Shares Main Street Small & Mid Cap Fund on April 29, 2011.

The following funds were terminated from the Account effective April 29, 2011: Invesco Variable Insurance Funds – Series I Shares Financial Services Fund and Invesco Variable Insurance Funds – Series I Shares Van Kampen Value Portfolio.

The following fund was added to the Account effective May 1, 2010: DWS Variable Series II – Class B Dreman Small Mid Cap Value VIP.

The following fund was terminated from the Account effective April 30, 2010: Janus Aspen Series – Service Shares INTECH Risk-Managed Core Portfolio.

AIM Variable Insurance Funds, Inc. – Series I Shares brand name changed to Invesco Variable Insurance Funds, Inc. – Series I Shares on May 1, 2010. AIM Variable Insurance Funds, Inc. – Series II Shares brand name changed to Invesco Variable Insurance Funds, Inc. – Series II Shares on May 1, 2010. Van Kampen – The Universal Institutional Funds, Inc. – Class I brand name changed to Morgan Stanley - The Universal Institutional Funds, Inc. – Class I on May 1, 2010. Van Kampen – The Universal Institutional Funds, Inc. – Class I U.S. Mid Cap Value Portfolio fund was purchased by Invesco Variable Insurance Funds, Inc. – Series I Shares and the fund name was changed to Invesco Variable Insurance Funds, Inc. – Series I Shares Van Kampen U.S. Mid Cap Value Portfolio on June 1, 2010. Van Kampen – The Universal Institutional Funds, Inc. – Class I Value Portfolio fund was purchased by Invesco Variable Insurance Funds, Inc. – Series I Shares and the fund name was changed to Invesco Variable Insurance Funds, Inc. – Series I Shares Van Kampen Value Portfolio on June 1, 2010. Rydex Variable Trust All-Cap Opportunity Fund name changed to Rydex Variable Trust Rydex|SGI U.S. Long Short Momentum Fund on June 1, 2010.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior year amounts to conform to the current year’s presentation.

18

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Fair Value Measurements

Effective January 1, 2008, the Account adopted a new accounting standard on fair value measurements, with the exception of the application of the standard to nonrecurring fair value measurements of nonfinancial assets and liabilities that was adopted pursuant to the standard as of January 1, 2009. The standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Account’s assumptions about the assumptions market participants would use in pricing the asset or liability. As of January 1, 2009, the Account adopted new accounting guidance on estimating the fair value of an asset or liability when there is no active market and on identifying transactions that are not orderly. As of December 31, 2009 the Account adopted new accounting guidance that clarified net asset value is an appropriate measure for fair value of the funds within the separate accounts. The guidance did not change the objective of fair value measurements. Adoption of these standards did not have a significant impact on the Account’s financial condition or results of operations. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

19

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

20

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended (refer to the 2011 Statement of Changes in Net Assets for applicable periods) December 31, 2011, are as follows:

	2011
	Cost of Purchases	Proceeds from Sales
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$97,292	$16,868
American Century Variable Portfolios - Class I:
Vista Fund	271,653	396,253
American Century Variable Portfolios - Class II:
Large Company Value Fund	410,106	201,374
Mid Cap Value Fund	303,909	108,659
Ultra Fund	48,333	64,592
Calamos Advisors Trust:
Growth and Income Portfolio	809,749	607,674
Davis Variable Account Fund, Inc.:
Value Portfolio	1,415,091	420,109
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	165,401	193,884
Stock Index Fund, Inc.	1,697,832	2,336,402
Dreyfus Investment Portfolios - Initial Shares:
Technology Growth Portfolio	58,548	151,419
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	42,119	52,018
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	3,816,657	4,194,589
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	109,388	118,283
DWS Variable Series II - Class A:
Global Thematic VIP	13,715	5,564
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP	28,902	4,839
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	2,094,110	566,072
Ibbotson Conservative ETF Asset Allocation Portfolio	1,185,796	190,969
Ibbotson Growth ETF Asset Allocation Portfolio	4,622,858	2,016,650
Ibbotson Income and Growth ETF Asset Allocation Portfolio	1,158,994	404,099
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	189,088	31,484
Franklin U.S. Government Fund	785,676	158,666
Mutual Global Discovery Securities Fund	327,902	47,194
Mutual Shares Securities Fund	779,094	126,924
Templeton Foreign Securities Fund	243,395	205,801
Templeton Global Bond Securities Fund	1,313,718	236,091
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	30,083	91,123
Dividend Growth Fund	221,876	27,379
Financial Services Fund	8,770	199,954
Global Health Care Fund	83,034	130,831
Small Cap Equity Fund	503,037	101,964
Van Kampen Comstock Fund	3,005,808	258,298
Van Kampen U.S. Mid Cap Value Portfolio	464,150	423,107
Van Kampen Value Portfolio	248,309	2,835,897
Invesco Variable Insurance Funds - Series II Shares:
Capital Development Fund	547,603	196,544
Global Real Estate Fund	413,801	121,227
Government Securities Fund	69,398	295,512
International Growth Fund	660,742	139,409
Mid Cap Core Equity Fund	490,334	227,731
Utilities Fund	171,748	173,237
Janus Aspen Series - Service Shares:
Balanced Portfolio	1,310,572	456,253
Enterprise Portfolio	292,891	214,740
Janus Portfolio	675,175	819,580
Overseas Portfolio	2,013,483	786,327
Worldwide Portfolio	8,741	9,891

21

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES - Continued

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended (refer to the 2011 Statement of Changes in Net Assets for applicable periods) December 31, 2011, are as follows:

	2011
	Cost of Purchases	Proceeds from Sales
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	$84,016	$271,906
Mid Cap Growth Portfolio	650,299	431,748
U.S. Real Estate Portfolio	203,018	568,708
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	536,448	666,190
Small-Cap Growth Portfolio	31,239	68,387
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	104,208	230,867
Capital Appreciation Fund	634,338	259,775
Global Securities Fund	589,119	244,635
Main Street Fund	740,496	173,559
Main Street Small & Mid Cap Fund	408,056	318,077
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	1,509,826	484,485
Real Return Portfolio	2,502,673	1,056,529
Total Return Portfolio	2,622,839	1,555,599
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	54,899	103,069
Wilshire Variable Insurance Trust:
2015 ETF Fund	38,612	46,463
2025 ETF Fund	81,860	5,622
2035 ETF Fund	79,208	44,047

22

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2011:

2.00% Series Contracts	$7,902
1.95% Series Contracts	18,822
1.85% Series Contracts	5,166
1.80% Series Contracts	8,843
1.75% Series Contracts	105,801
1.70% Series Contracts	13,223
1.65% Series Contracts	231,091
1.55% Series Contracts	107,444
1.50% Series Contracts	7,329
1.45% Series Contracts	22,674
1.40% Series Contracts	701,900
1.25% Series Contracts	713,951
1.00% Series Contracts	37,922
0.75% Series Contracts	96

$1,982,164

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $130,763 for the year ended December 31, 2011.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

23

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
International Value Portfolio - 1.80% series contract	298.048	60.276	0.263	358.061
International Value Portfolio - 1.75% series contract	2,923.074	249.811	5.410	3,167.475
International Value Portfolio - 1.65% series contract	9.762	349.494	349.554	9.702
International Value Portfolio - 1.55% series contract	6,645.585	3,926.146	4,249.321	6,322.410
International Value Portfolio - 1.50% series contract	719.291	150.765	3.745	866.311
International Value Portfolio - 1.45% series contract	1,271.034	387.681	126.543	1,532.172
International Value Portfolio - 1.25% series contract	42,750.948	13,749.962	3,038.497	53,462.413
International Value Portfolio - 1.00% series contract	4,631.294	849.917	799.966	4,681.245
American Century Variable Portfolios - Class I:
Vista Fund - 1.80% series contract	0.000	974.596	974.596	0.000
Vista Fund - 1.75% series contract	9.841	0.000	0.061	9.780
Vista Fund - 1.70% series contract	321.489	2,900.414	2,895.723	326.180
Vista Fund - 1.65% series contract *	6,124.006	0.000	0.060	6,123.946
Vista Fund - 1.65% series contract	13,602.993	8,785.755	8,429.526	13,959.222
Vista Fund - 1.55% series contract	226.190	6.800	0.281	232.709
Vista Fund - 1.50% series contract	172.827	0.000	172.827	0.000
Vista Fund - 1.40% series contract	73,277.423	8,146.230	17,137.535	64,286.118
Vista Fund - 1.25% series contract	39,936.239	14,762.651	15,887.350	38,811.540
Vista Fund - 1.00% series contract	199.705	327.982	9.843	517.844
American Century Variable Portfolios - Class II:
Large Company Value Fund - 1.75% series contract	1,452.204	853.962	23.821	2,282.345
Large Company Value Fund - 1.65% series contract *	9.663	0.000	0.058	9.605
Large Company Value Fund - 1.65% series contract	2,269.697	34.436	638.384	1,665.749
Large Company Value Fund - 1.55% series contract	10.064	2,851.635	58.707	2,802.992
Large Company Value Fund - 1.50% series contract	0.000	116.950	25.082	91.868
Large Company Value Fund - 1.40% series contract	48,309.617	7,293.891	11,614.442	43,989.066
Large Company Value Fund - 1.25% series contract	25,158.149	48,130.299	22,549.861	50,738.587
Large Company Value Fund - 1.00% series contract	642.808	1,316.179	939.622	1,019.365
Mid Cap Value Fund - 1.75% series contract	582.722	910.612	0.334	1,493.000
Mid Cap Value Fund - 1.65% series contract *	1,427.741	1,368.335	2,786.501	9.575
Mid Cap Value Fund - 1.65% series contract	5,485.389	63.310	909.060	4,639.639
Mid Cap Value Fund - 1.55% series contract	868.944	4,105.080	2,918.007	2,056.017
Mid Cap Value Fund - 1.50% series contract	0.000	58.568	12.556	46.012
Mid Cap Value Fund - 1.45% series contract	980.296	142.481	756.775	366.002
Mid Cap Value Fund - 1.40% series contract	26,465.656	6,874.679	1,764.455	31,575.880
Mid Cap Value Fund - 1.25% series contract	25,203.049	16,699.814	6,221.113	35,681.750
Mid Cap Value Fund - 1.00% series contract	3,137.320	2,521.771	3,468.867	2,190.224
Ultra Fund - 1.80% series contract	0.000	870.234	433.592	436.642
Ultra Fund - 1.70% series contract	0.000	2,458.934	1,402.834	1,056.100
Ultra Fund - 1.65% series contract	1,634.783	614.082	0.000	2,248.865
Ultra Fund - 1.40% series contract	15,783.622	2,189.276	5,424.052	12,548.846
Calamos Advisors Trust:
Growth and Income Portfolio - 1.80% series contract	0.000	1,985.430	1,557.441	427.989
Growth and Income Portfolio - 1.75% series contract	4,207.819	11,850.919	1,114.875	14,943.863
Growth and Income Portfolio - 1.70% series contract	315.342	4,811.740	4,375.935	751.147
Growth and Income Portfolio - 1.65% series contract *	3,082.946	1,729.766	936.403	3,876.309
Growth and Income Portfolio - 1.65% series contract	18,480.399	8,711.442	9,708.878	17,482.963
Growth and Income Portfolio - 1.55% series contract	2,352.569	185.780	0.593	2,537.756
Growth and Income Portfolio - 1.50% series contract	14.697	32.891	0.872	46.716
Growth and Income Portfolio - 1.40% series contract	94,354.529	19,995.157	46,380.849	67,968.837
Growth and Income Portfolio - 1.25% series contract	43,921.211	45,069.630	14,976.739	74,014.102
Growth and Income Portfolio - 1.00% series contract	2,806.139	14,226.262	14,080.972	2,951.429
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.95% series contract	207.716	0.000	207.716	0.000
Value Portfolio - 1.80% series contract	745.078	145.441	1.096	889.423
Value Portfolio - 1.75% series contract	32,062.105	2,123.498	1,014.685	33,170.918
Value Portfolio - 1.70% series contract	355.985	18.002	131.979	242.008
Value Portfolio - 1.65% series contract *	9,803.238	1,455.295	1,536.746	9,721.787
Value Portfolio - 1.65% series contract	9,878.822	5,746.930	2,392.907	13,232.845
Value Portfolio - 1.55% series contract	17,124.560	15,868.568	14,247.305	18,745.823
Value Portfolio - 1.50% series contract **	3,631.047	2,240.600	478.806	5,392.841
Value Portfolio - 1.50% series contract	96.012	0.000	96.012	0.000
Value Portfolio - 1.45% series contract	6,000.039	2,369.320	1,911.261	6,458.098
Value Portfolio - 1.40% series contract	84,769.543	46,618.277	40,341.196	91,046.624
Value Portfolio - 1.25% series contract	253,385.955	90,622.360	27,325.991	316,682.324
Value Portfolio - 1.00% series contract	21,395.028	8,457.384	4,825.558	25,026.854
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.80% series contract	0.000	339.826	0.000	339.826
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.684	5.406	5.466	9.624
Socially Responsible Growth Fund, Inc. - 1.70% series contract	3,975.890	9.956	9.274	3,976.572
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	2,034.623	859.542	2,367.757	526.408
Socially Responsible Growth Fund, Inc. - 1.65% series contract	117.559	5.423	8.264	114.718
Socially Responsible Growth Fund, Inc. - 1.55% series contract	772.533	2,298.283	13.296	3,057.520
Socially Responsible Growth Fund, Inc. - 1.45% series contract	336.024	40.209	7.238	368.995
Socially Responsible Growth Fund, Inc. - 1.40% series contract	44,663.578	6,421.546	6,577.354	44,507.770
Socially Responsible Growth Fund, Inc. - 1.25% series contract	30,130.308	6,745.399	9,866.107	27,009.600
Socially Responsible Growth Fund, Inc. - 1.00% series contract	366.446	0.000	342.378	24.068
Stock Index Fund, Inc. - 2.00% series contract	3,251.512	28,879.628	24,008.040	8,123.100
Stock Index Fund, Inc. - 1.95% series contract	16,271.339	61,759.009	55,858.736	22,171.612
Stock Index Fund, Inc. - 1.80% series contract **	610.364	117.908	1.058	727.214
Stock Index Fund, Inc. - 1.80% series contract	646.129	0.000	0.000	646.129
Stock Index Fund, Inc. - 1.75% series contract	35,386.345	121,503.251	96,233.111	60,656.485
Stock Index Fund, Inc. - 1.70% series contract	2,539.092	0.000	1,829.333	709.759
Stock Index Fund, Inc. - 1.65% series contract *	7,661.956	21,814.831	26,453.254	3,023.533
Stock Index Fund, Inc. - 1.65% series contract	17,530.910	1,288.462	8,281.962	10,537.410
Stock Index Fund, Inc. - 1.55% series contract	24,806.901	13,876.778	9,033.759	29,649.920
Stock Index Fund, Inc. - 1.50% series contract	2,894.541	1,181.083	76.038	3,999.586
Stock Index Fund, Inc. - 1.45% series contract	11,446.422	3,738.718	420.015	14,765.125
Stock Index Fund, Inc. - 1.40% series contract	610,201.682	67,942.916	180,454.022	497,690.576
Stock Index Fund, Inc. - 1.25% series contract	322,191.493	124,795.909	75,404.820	371,582.582
Stock Index Fund, Inc. - 1.00% series contract	25,898.487	31,176.995	27,750.641	29,324.841

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

24

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)    CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.80% series contract	522.980	0.000	522.980	0.000
Technology Growth Portfolio - 1.70% series contract	146.162	0.000	138.017	8.145
Technology Growth Portfolio - 1.65% series contract	4,734.363	2,146.940	3,665.551	3,215.752
Technology Growth Portfolio - 1.40% series contract	28,741.946	4,132.724	8,603.443	24,271.227
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 2.00% series contract	784.474	2,477.561	2,512.291	749.744
MidCap Stock Portfolio - 1.95% series contract	3,204.925	11,173.864	10,455.766	3,923.023
MidCap Stock Portfolio - 1.80% series contract	745.000	8.040	753.040	0.000
MidCap Stock Portfolio - 1.75% series contract	3,046.902	9,784.348	9,598.871	3,232.379
MidCap Stock Portfolio - 1.70% series contract	1,234.779	9.644	1,244.423	0.000
MidCap Stock Portfolio - 1.65% series contract *	9.704	0.000	0.060	9.644
MidCap Stock Portfolio - 1.65% series contract	310.395	10.160	12.266	308.289
MidCap Stock Portfolio - 1.55% series contract	1,395.033	184.821	75.202	1,504.652
MidCap Stock Portfolio - 1.45% series contract	86.567	51.416	19.531	118.452
MidCap Stock Portfolio - 1.40% series contract	4,001.168	569.877	850.192	3,720.853
MidCap Stock Portfolio - 1.25% series contract	6,531.179	2,073.601	1,660.457	6,944.323
MidCap Stock Portfolio - 1.00% series contract	251.550	20.393	3.185	268.758
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio - 2.00% series contract	0.000	831,120.688	140,340.189	690,780.499
Money Market Portfolio - 1.95% series contract	2,628.058	93.552	2,656.918	64.692
Money Market Portfolio - 1.80% series contract **	38.088	24.858	0.943	62.003
Money Market Portfolio - 1.80% series contract	2,473.664	0.000	0.000	2,473.664
Money Market Portfolio - 1.75% series contract	642,656.576	1,655,190.926	1,843,763.228	454,084.274
Money Market Portfolio - 1.70% series contract	42,405.457	46,528.062	51,664.340	37,269.179
Money Market Portfolio - 1.65% series contract *	84,496.644	57,063.098	119,322.325	22,237.417
Money Market Portfolio - 1.65% series contract	88,931.542	75,524.106	91,912.599	72,543.049
Money Market Portfolio - 1.55% series contract	40,416.053	57,756.314	66,614.886	31,557.481
Money Market Portfolio - 1.50% series contract	553.166	559.485	3.030	1,109.621
Money Market Portfolio - 1.45% series contract	16,877.604	5,396.268	17,796.184	4,477.688
Money Market Portfolio - 1.40% series contract	1,232,021.131	400,663.333	545,615.756	1,087,068.708
Money Market Portfolio - 1.25% series contract	736,983.658	1,592,527.662	1,430,610.873	898,900.447
Money Market Portfolio - 1.00% series contract	753,647.343	483,478.280	1,202,834.070	34,291.553
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	696.756	0.000	0.000	696.756
Appreciation Portfolio - 1.70% series contract	3,444.987	279.947	3,094.221	630.713
Appreciation Portfolio - 1.65% series contract	4,680.414	794.807	1,304.148	4,171.073
Appreciation Portfolio - 1.40% series contract	43,626.636	9,002.604	6,297.524	46,331.716
DWS Variable Series II - Class A:
Global Thematic VIP - 1.75% series contract	9.762	0.000	0.060	9.702
Global Thematic VIP - 1.65% series contract	306.496	0.000	296.794	9.702
Global Thematic VIP - 1.55% series contract	10.162	0.000	0.059	10.103
Global Thematic VIP - 1.25% series contract	3,607.514	1,789.492	445.810	4,951.196
Global Thematic VIP - 1.00% series contract	12.311	0.047	2.727	9.631
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP - 1.75% series contract	9.800	2.844	2.904	9.740
Dreman Small Mid Cap Value VIP - 1.65% series contract	9.800	0.000	0.059	9.741
Dreman Small Mid Cap Value VIP - 1.55% series contract	10.196	0.000	0.059	10.137
Dreman Small Mid Cap Value VIP - 1.25% series contract	656.817	2,522.734	345.787	2,833.764
Dreman Small Mid Cap Value VIP - 1.00% series contract	9.778	226.824	120.837	115.765
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 2.00% series contract	0.000	1,115.751	0.000	1,115.751
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.85% series contract	28,533.384	54,304.285	54,700.509	28,137.160
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.80% series contract	0.000	720.708	0.000	720.708
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	30,441.068	19,669.016	10,110.602	39,999.482
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,703.818	1.198	274.346	2,430.670
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	76,518.939	88,856.666	84,275.348	81,100.257
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	41,059.975	14,694.569	16,258.652	39,495.892
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	117,421.481	68,495.263	58,099.266	127,817.478
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.45% series contract	7,827.957	13,936.572	10,401.776	11,362.753
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	88,598.320	19,399.822	17,578.439	90,419.703
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	574,929.552	770,360.692	661,771.270	683,518.974
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	24,136.008	9,368.334	6,968.447	26,535.895
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	1,241.840	70.740	4.110	1,308.470
Ibbotson Conservative ETF Asset Allocation Portfolio -1.75% series contract	18,747.212	21,588.171	21,272.120	19,063.263
Ibbotson Conservative ETF Asset Allocation Portfolio -1.70% series contract	423.704	1,693.685	89.041	2,028.348
Ibbotson Conservative ETF Asset Allocation Portfolio -1.65% series contract *	14,629.796	7,032.227	7,184.956	14,477.067
Ibbotson Conservative ETF Asset Allocation Portfolio -1.65% series contract	4,127.889	9,870.864	9,051.874	4,946.879
Ibbotson Conservative ETF Asset Allocation Portfolio -1.55% series contract	35,783.502	54,743.480	61,443.667	29,083.315
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.50% series contract	11,240.023	0.000	0.000	11,240.023
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.45% series contract	13,392.994	17,179.072	19,078.961	11,493.105
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	7,538.367	2,781.009	497.887	9,821.489
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	194,252.246	390,013.862	301,313.899	282,952.209
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	609.814	620.179	1,035.710	194.283
Ibbotson Growth ETF Asset Allocation Portfolio - 1.85% series contract	0.000	25,212.515	25,212.515	0.000
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract	49,052.543	24,363.010	24,690.586	48,724.967
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	780.273	144.547	0.000	924.820
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	261,262.086	361,109.858	323,942.521	298,429.423
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	207,809.562	227,608.057	221,162.048	214,255.571
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	342,458.033	817,437.845	897,077.498	262,818.380
Ibbotson Growth ETF Asset Allocation Portfolio - 1.50% series contract	79.723	176.371	3.496	252.598
Ibbotson Growth ETF Asset Allocation Portfolio - 1.45% series contract	51,626.379	60,703.338	72,582.908	39,746.809
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	40,134.891	77,757.564	7,733.196	110,159.259
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	1,038,289.609	1,174,088.725	947,111.591	1,265,266.743
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	21,084.318	12,218.389	9,977.434	23,325.273

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

25

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 2.00% series contract	0.000	1,063.327	0.000	1,063.327
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	22,092.142	26,441.763	20,887.778	27,646.127
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.70% series contract	696.724	55.445	627.881	124.288
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	94,310.287	124,623.715	115,134.126	103,799.876
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	19,994.539	2,978.623	1,621.269	21,351.893
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	23,387.691	23,332.113	22,119.320	24,600.484
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.50% series contract	623.734	155.015	2.982	775.767
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.45% series contract	31,263.071	46,269.677	38,829.360	38,703.388
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	21,508.621	14,574.088	2,903.539	33,179.170
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	369,947.575	521,197.170	491,680.279	399,464.466
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	1,303.787	1,095.204	931.211	1,467.780
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund - 1.75% series contract	9.814	776.520	0.060	786.274
Franklin Small Cap Value Securities Fund - 1.65% series contract	14.888	1,318.488	1,040.437	292.939
Franklin Small Cap Value Securities Fund - 1.55% series contract	458.294	143.395	0.643	601.046
Franklin Small Cap Value Securities Fund - 1.50% series contract	152.063	333.550	147.611	338.002
Franklin Small Cap Value Securities Fund - 1.45% series contract	0.000	337.501	24.042	313.459
Franklin Small Cap Value Securities Fund - 1.25% series contract	7,262.003	10,505.198	1,946.344	15,820.857
Franklin Small Cap Value Securities Fund - 1.00% series contract	296.214	149.094	185.702	259.606
Franklin U.S. Government Fund - 2.00% series contract	0.000	275.883	275.883	0.000
Franklin U.S. Government Fund - 1.95% series contract	703.966	21.236	710.471	14.731
Franklin U.S. Government Fund - 1.80% series contract	6.920	1,036.618	0.168	1,043.370
Franklin U.S. Government Fund - 1.75% series contract	28,080.831	14,596.795	2,525.179	40,152.447
Franklin U.S. Government Fund - 1.65% series contract	10,204.390	37,728.582	22,969.570	24,963.402
Franklin U.S. Government Fund - 1.55% series contract	5,436.985	3,126.703	1,096.249	7,467.439
Franklin U.S. Government Fund - 1.50% series contract	128.323	117.870	1.060	245.133
Franklin U.S. Government Fund - 1.45% series contract	140.571	45.850	32.759	153.662
Franklin U.S. Government Fund - 1.25% series contract	80,144.902	30,238.240	7,427.973	102,955.169
Franklin U.S. Government Fund - 1.00% series contract	6,302.659	3,065.163	1,829.195	7,538.627
Mutual Global Discovery Securities Fund - 1.80% series contract	0.000	583.246	0.000	583.246
Mutual Global Discovery Securities Fund - 1.75% series contract	211.376	733.509	51.950	892.935
Mutual Global Discovery Securities Fund - 1.65% series contract	821.951	2,400.924	754.359	2,468.516
Mutual Global Discovery Securities Fund - 1.55% series contract	290.176	168.449	0.602	458.023
Mutual Global Discovery Securities Fund - 1.50% series contract	1,782.734	32.500	0.797	1,814.437
Mutual Global Discovery Securities Fund - 1.25% series contract	18,118.033	21,912.936	4,220.124	35,810.845
Mutual Global Discovery Securities Fund - 1.00% series contract	1,503.651	1,245.101	1,801.325	947.427
Mutual Shares Securities Fund - 2.00% series contract	1,811.367	12,526.354	11,243.745	3,093.976
Mutual Shares Securities Fund - 1.95% series contract	7,438.171	24,903.817	23,319.826	9,022.162
Mutual Shares Securities Fund - 1.80% series contract	879.008	1,973.981	1,879.800	973.189
Mutual Shares Securities Fund - 1.75% series contract	17,330.225	50,109.865	40,892.957	26,547.133
Mutual Shares Securities Fund - 1.65% series contract	4,215.855	11,472.096	10,929.302	4,758.649
Mutual Shares Securities Fund - 1.55% series contract	1,666.568	5,602.331	6,539.307	729.592
Mutual Shares Securities Fund - 1.50% series contract	175.935	238.662	1.606	412.991
Mutual Shares Securities Fund - 1.25% series contract	71,821.800	163,292.640	103,183.736	131,930.704
Mutual Shares Securities Fund - 1.00% series contract	1,702.239	318.732	8.658	2,012.313
Templeton Foreign Securities Fund - 1.80% series contract	1,545.685	0.000	1,545.685	0.000
Templeton Foreign Securities Fund - 1.75% series contract	489.770	2,925.842	94.035	3,321.577
Templeton Foreign Securities Fund - 1.70% series contract	1,482.310	86.971	683.786	885.495
Templeton Foreign Securities Fund - 1.65% series contract *	754.152	0.000	37.747	716.405
Templeton Foreign Securities Fund - 1.65% series contract	3,198.990	474.105	1,575.119	2,097.976
Templeton Foreign Securities Fund - 1.55% series contract	2,371.474	1,545.091	1,011.530	2,905.035
Templeton Foreign Securities Fund - 1.50% series contract	142.159	336.878	28.202	450.835
Templeton Foreign Securities Fund - 1.40% series contract	44,264.047	11,499.847	18,724.025	37,039.869
Templeton Foreign Securities Fund - 1.25% series contract	11,867.818	17,611.271	7,197.260	22,281.829
Templeton Foreign Securities Fund - 1.00% series contract	338.868	2,198.158	1,704.307	832.719
Templeton Global Bond Securities Fund - 2.00% series contract	0.000	255.891	255.891	0.000
Templeton Global Bond Securities Fund - 1.80% series contract	149.095	1,271.494	301.501	1,119.088
Templeton Global Bond Securities Fund - 1.75% series contract	2,747.374	13,077.132	1,447.890	14,376.616
Templeton Global Bond Securities Fund - 1.65% series contract	2,031.919	14,153.261	8,875.029	7,310.151
Templeton Global Bond Securities Fund - 1.55% series contract	1,423.350	3,901.359	2,273.464	3,051.245
Templeton Global Bond Securities Fund - 1.50% series contract	1,048.204	9.362	0.238	1,057.328
Templeton Global Bond Securities Fund - 1.25% series contract	36,143.445	94,803.248	34,043.898	96,902.795
Templeton Global Bond Securities Fund - 1.00% series contract	1,503.371	1,945.452	2,382.079	1,066.744
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund - 1.80% series contract	867.477	0.000	0.000	867.477
Core Equity Fund - 1.70% series contract	295.956	0.000	0.000	295.956
Core Equity Fund - 1.65% series contract	2,817.500	165.854	1,899.212	1,084.142
Core Equity Fund - 1.40% series contract	32,441.386	4,184.001	8,007.815	28,617.572
Dividend Growth Fund - 1.70% series contract	0.000	121.684	0.134	121.550
Dividend Growth Fund - 1.65% series contract	0.000	4,081.293	2,192.621	1,888.672
Dividend Growth Fund - 1.40% series contract	0.000	18,848.875	939.093	17,909.782
Financial Services Fund - 1.70% series contract	179.442	1.141	180.583	0.000
Financial Services Fund - 1.65% series contract	5,428.227	310.600	5,738.827	0.000
Financial Services Fund - 1.40% series contract	22,097.350	1,227.030	23,324.380	0.000
Global Health Care Fund - 1.70% series contract	2,549.275	1,390.057	2,349.431	1,589.901
Global Health Care Fund - 1.65% series contract	1,523.177	75.487	901.091	697.573
Global Health Care Fund - 1.40% series contract	54,140.917	7,697.532	8,290.945	53,547.504
Small Cap Equity Fund - 1.80% series contract **	175.073	353.507	348.150	180.430
Small Cap Equity Fund - 1.80% series contract	1,090.279	2,137.337	2,346.329	881.287
Small Cap Equity Fund - 1.75% series contract	638.069	1,736.291	592.207	1,782.153
Small Cap Equity Fund - 1.70% series contract	1,304.859	9,356.250	9,729.367	931.742
Small Cap Equity Fund - 1.65% series contract *	2,994.941	0.000	0.060	2,994.881
Small Cap Equity Fund - 1.65% series contract	2,466.839	1,699.486	970.652	3,195.673
Small Cap Equity Fund - 1.55% series contract	10.142	4,096.810	56.875	4,050.077
Small Cap Equity Fund - 1.50% series contract **	375.185	582.160	231.950	725.395
Small Cap Equity Fund - 1.50% series contract	40.346	0.000	40.346	0.000
Small Cap Equity Fund - 1.45% series contract	1,568.509	685.219	872.228	1,381.500
Small Cap Equity Fund - 1.40% series contract	47,437.702	16,549.559	8,735.187	55,252.074
Small Cap Equity Fund - 1.25% series contract	40,052.181	53,923.220	29,268.913	64,706.488
Small Cap Equity Fund - 1.00% series contract	2,638.878	2,516.172	715.350	4,439.700

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

26

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
Invesco Variable Insurance Funds - Series I Shares:
Van Kampen Comstock Fund - 2.00% series contract	0.000	14,515.827	11,309.664	3,206.163
Van Kampen Comstock Fund - 1.95% series contract	0.000	34,744.785	25,476.695	9,268.090
Van Kampen Comstock Fund - 1.80% series contract	0.000	536.687	536.687	0.000
Van Kampen Comstock Fund - 1.75% series contract	0.000	59,550.281	40,669.591	18,880.690
Van Kampen Comstock Fund - 1.70% series contract	0.000	2,105.669	815.486	1,290.183
Van Kampen Comstock Fund - 1.65% series contract	0.000	31,820.955	5,826.234	25,994.721
Van Kampen Comstock Fund - 1.55% series contract	0.000	1,097.789	175.209	922.580
Van Kampen Comstock Fund - 1.50% series contract	0.000	267.136	9.422	257.714
Van Kampen Comstock Fund - 1.45% series contract	0.000	259.276	0.202	259.074
Van Kampen Comstock Fund - 1.40% series contract	0.000	238,593.081	36,929.799	201,663.282
Van Kampen Comstock Fund - 1.25% series contract	0.000	17,928.458	4,542.840	13,385.618
Van Kampen Comstock Fund - 1.00% series contract	0.000	1,255.611	4.725	1,250.886
Van Kampen U.S. Mid Cap Value Portfolio - 2.00% series contract	424.789	2,701.599	2,392.885	733.503
Van Kampen U.S. Mid Cap Value Portfolio - 1.95% series contract	1,515.894	5,562.996	5,057.459	2,021.431
Van Kampen U.S. Mid Cap Value Portfolio - 1.80% series contract **	427.078	233.290	378.419	281.949
Van Kampen U.S. Mid Cap Value Portfolio - 1.80% series contract	276.420	236.026	279.497	232.949
Van Kampen U.S. Mid Cap Value Portfolio - 1.75% series contract	3,120.827	11,731.501	9,957.299	4,895.029
Van Kampen U.S. Mid Cap Value Portfolio - 1.70% series contract	1,673.380	387.111	610.890	1,449.601
Van Kampen U.S. Mid Cap Value Portfolio - 1.65% series contract *	1,812.765	468.292	1,816.910	464.147
Van Kampen U.S. Mid Cap Value Portfolio - 1.65% series contract	15,628.680	4,508.184	7,625.056	12,511.808
Van Kampen U.S. Mid Cap Value Portfolio - 1.55% series contract	2,746.274	3,434.719	2,836.760	3,344.233
Van Kampen U.S. Mid Cap Value Portfolio - 1.50% series contract	880.954	210.947	8.176	1,083.725
Van Kampen U.S. Mid Cap Value Portfolio - 1.45% series contract	747.761	355.235	145.505	957.491
Van Kampen U.S. Mid Cap Value Portfolio - 1.40% series contract	77,942.106	11,923.071	13,776.732	76,088.445
Van Kampen U.S. Mid Cap Value Portfolio - 1.25% series contract	39,269.585	28,456.896	15,548.362	52,178.119
Van Kampen U.S. Mid Cap Value Portfolio - 1.00% series contract	3,628.344	3,088.495	3,154.512	3,562.327
Van Kampen Value Portfolio - 2.00% series contract	1,903.477	531.830	2,435.307	0.000
Van Kampen Value Portfolio - 1.95% series contract	8,324.572	362.412	8,686.984	0.000
Van Kampen Value Portfolio - 1.80% series contract	133.864	113.087	246.951	0.000
Van Kampen Value Portfolio - 1.75% series contract	9,445.439	4,912.613	14,358.052	0.000
Van Kampen Value Portfolio - 1.70% series contract	1,697.498	135.886	1,833.384	0.000
Van Kampen Value Portfolio - 1.65% series contract *	351.220	0.000	351.220	0.000
Van Kampen Value Portfolio - 1.65% series contract	15,352.436	4,267.290	19,619.726	0.000
Van Kampen Value Portfolio - 1.55% series contract	551.315	3,299.559	3,850.874	0.000
Van Kampen Value Portfolio - 1.50% series contract	165.387	10.875	176.262	0.000
Van Kampen Value Portfolio - 1.45% series contract	128.460	71.362	199.822	0.000
Van Kampen Value Portfolio - 1.40% series contract	121,508.139	8,077.870	129,586.009	0.000
Van Kampen Value Portfolio - 1.25% series contract	3,637.721	3,712.327	7,350.048	0.000
Van Kampen Value Portfolio - 1.00% series contract	572.265	792.917	1,365.182	0.000
Invesco Variable Insurance Funds - Series II Shares:
Capital Development Fund - 2.00% series contract	0.000	909.737	0.000	909.737
Capital Development Fund - 1.95% series contract	113.035	0.000	113.035	0.000
Capital Development Fund - 1.80% series contract **	377.251	74.439	0.607	451.083
Capital Development Fund - 1.80% series contract	934.575	851.200	1,191.716	594.059
Capital Development Fund - 1.75% series contract	1,760.596	744.182	570.762	1,934.016
Capital Development Fund - 1.70% series contract	1,572.016	2,413.963	2,900.056	1,085.923
Capital Development Fund - 1.65% series contract *	1,815.539	720.834	628.173	1,908.200
Capital Development Fund - 1.65% series contract	4,490.050	880.359	3,180.714	2,189.695
Capital Development Fund - 1.55% series contract	9,772.494	9,686.357	7,983.958	11,474.893
Capital Development Fund - 1.50% series contract	1,621.427	846.169	90.380	2,377.216
Capital Development Fund - 1.45% series contract	2,097.229	525.563	217.702	2,405.090
Capital Development Fund - 1.40% series contract	49,276.973	5,234.945	4,121.108	50,390.810
Capital Development Fund - 1.25% series contract	104,944.715	64,471.756	26,640.111	142,776.360
Capital Development Fund - 1.00% series contract	11,566.072	6,603.242	5,154.178	13,015.136
Global Real Estate Fund - 1.80% series contract	179.114	1,379.758	0.274	1,558.598
Global Real Estate Fund - 1.75% series contract	1,350.411	691.415	395.950	1,645.876
Global Real Estate Fund - 1.65% series contract	5,008.387	587.964	323.801	5,272.550
Global Real Estate Fund - 1.55% series contract	5,373.215	5,652.579	3,808.990	7,216.804
Global Real Estate Fund - 1.50% series contract	755.355	519.282	34.969	1,239.668
Global Real Estate Fund - 1.45% series contract	1,179.408	297.519	122.381	1,354.546
Global Real Estate Fund - 1.25% series contract	108,623.035	49,811.307	21,856.116	136,578.226
Global Real Estate Fund - 1.00% series contract	5,442.689	3,806.251	3,342.893	5,906.047
Government Securities Fund - 1.70% series contract	1,749.650	170.967	533.197	1,387.420
Government Securities Fund - 1.65% series contract	38,852.140	5,273.697	22,862.230	21,263.607
Government Securities Fund - 1.40% series contract	43,869.723	4,978.479	6,897.361	41,950.841
International Growth Fund - 2.00% series contract	1,618.309	9,816.658	8,925.345	2,509.622
International Growth Fund - 1.95% series contract	6,751.958	19,437.373	19,249.582	6,939.749
International Growth Fund - 1.80% series contract	0.000	1,128.990	623.595	505.395
International Growth Fund - 1.75% series contract	10,438.709	40,538.050	33,546.402	17,430.357
International Growth Fund - 1.65% series contract	9.802	2,693.020	2,023.791	679.031
International Growth Fund - 1.55% series contract	2,173.526	5,399.536	2,206.623	5,366.439
International Growth Fund - 1.50% series contract	535.731	622.763	209.180	949.314
International Growth Fund - 1.45% series contract	1,156.750	631.730	927.635	860.845
International Growth Fund - 1.25% series contract	33,219.962	93,761.222	46,120.217	80,860.967
International Growth Fund - 1.00% series contract	4,291.311	1,127.916	2,381.970	3,037.257
Mid Cap Core Equity Fund - 2.00% series contract	914.272	9,326.544	7,346.181	2,894.635
Mid Cap Core Equity Fund - 1.95% series contract	4,107.063	12,372.132	12,072.055	4,407.140
Mid Cap Core Equity Fund - 1.80% series contract	0.000	922.338	0.664	921.674
Mid Cap Core Equity Fund - 1.75% series contract	4,539.348	34,572.390	28,369.158	10,742.580
Mid Cap Core Equity Fund - 1.70% series contract	173.610	446.021	450.733	168.898
Mid Cap Core Equity Fund - 1.65% series contract *	9.704	0.000	0.060	9.644
Mid Cap Core Equity Fund - 1.65% series contract	1,412.732	2,836.709	1,528.878	2,720.563
Mid Cap Core Equity Fund - 1.55% series contract	298.734	1,150.184	23.589	1,425.329
Mid Cap Core Equity Fund - 1.50% series contract	11.732	1,055.978	464.737	602.973
Mid Cap Core Equity Fund - 1.45% series contract	0.000	946.872	0.049	946.823
Mid Cap Core Equity Fund - 1.40% series contract	30,555.495	3,554.960	6,216.044	27,894.411
Mid Cap Core Equity Fund - 1.25% series contract	18,643.197	38,015.595	21,031.071	35,627.721
Mid Cap Core Equity Fund - 1.00% series contract	1,481.664	1,990.111	1,450.476	2,021.299
Utilities Fund - 1.70% series contract	89.243	1,109.905	294.739	904.409
Utilities Fund - 1.65% series contract	12,737.177	733.463	3,615.910	9,854.730
Utilities Fund - 1.50% series contract	81.372	0.000	81.372	0.000
Utilities Fund - 1.40% series contract	66,798.184	9,582.279	9,009.293	67,371.170

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

27

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
Janus Aspen Series - Service Shares:
Balanced Portfolio - 1.80% series contract **	0.000	1,379.280	0.000	1,379.280
Balanced Portfolio - 1.80% series contract	665.178	0.000	0.000	665.178
Balanced Portfolio - 1.75% series contract	19,149.974	10,125.501	3,219.671	26,055.804
Balanced Portfolio - 1.70% series contract	6,574.878	842.866	4,131.992	3,285.752
Balanced Portfolio - 1.65% series contract *	4,366.624	7,688.344	6,704.696	5,350.272
Balanced Portfolio - 1.65% series contract	20,195.234	1,780.688	4,421.423	17,554.499
Balanced Portfolio - 1.55% series contract	4,960.975	2,632.345	41.356	7,551.964
Balanced Portfolio - 1.50% series contract **	2,785.660	2,232.013	964.290	4,053.383
Balanced Portfolio - 1.50% series contract	153.222	0.000	153.222	0.000
Balanced Portfolio - 1.45% series contract	2,702.332	2,712.661	2,269.794	3,145.199
Balanced Portfolio - 1.40% series contract	142,867.970	17,074.951	25,476.644	134,466.277
Balanced Portfolio - 1.25% series contract	96,190.601	77,277.105	19,342.602	154,125.104
Balanced Portfolio - 1.00% series contract	1,702.188	1,888.104	592.255	2,998.037
Enterprise Portfolio - 2.00% series contract	521.971	2,989.206	2,767.959	743.218
Enterprise Portfolio - 1.95% series contract	2,621.520	6,219.298	6,742.392	2,098.426
Enterprise Portfolio - 1.80% series contract	198.994	0.000	0.000	198.994
Enterprise Portfolio - 1.75% series contract	4,358.178	12,608.612	12,339.153	4,627.637
Enterprise Portfolio - 1.70% series contract	44.132	0.000	0.000	44.132
Enterprise Portfolio - 1.65% series contract *	425.968	0.000	0.059	425.909
Enterprise Portfolio - 1.65% series contract	847.532	90.219	74.697	863.054
Enterprise Portfolio - 1.55% series contract	10.054	1,442.043	27.857	1,424.240
Enterprise Portfolio - 1.50% series contract	0.000	100.638	21.449	79.189
Enterprise Portfolio - 1.40% series contract	21,902.610	2,993.608	1,329.752	23,566.466
Enterprise Portfolio - 1.25% series contract	27,994.782	28,572.347	24,552.248	32,014.881
Enterprise Portfolio - 1.00% series contract	2,464.769	2,441.783	2,190.480	2,716.072
Janus Portfolio - 2.00% series contract	1,973.985	12,586.042	11,367.366	3,192.661
Janus Portfolio - 1.95% series contract	8,640.755	25,793.186	25,290.587	9,143.354
Janus Portfolio - 1.80% series contract **	1,301.877	1,967.489	2,307.759	961.607
Janus Portfolio - 1.80% series contract	491.362	0.000	491.362	0.000
Janus Portfolio - 1.75% series contract	9,535.393	49,849.579	43,579.990	15,804.982
Janus Portfolio - 1.70% series contract	1,838.615	124.828	362.241	1,601.202
Janus Portfolio - 1.65% series contract *	4,309.673	9,523.233	9,554.451	4,278.455
Janus Portfolio - 1.65% series contract	6,750.787	2,244.141	6,380.225	2,614.703
Janus Portfolio - 1.55% series contract	2,739.442	7,641.452	8,860.568	1,520.326
Janus Portfolio - 1.50% series contract **	163.717	12.725	0.429	176.013
Janus Portfolio - 1.50% series contract	55.780	0.000	55.780	0.000
Janus Portfolio - 1.40% series contract	95,423.084	7,914.916	47,643.215	55,694.785
Janus Portfolio - 1.25% series contract	36,931.848	153,821.370	106,728.761	84,024.457
Janus Portfolio - 1.00% series contract	2,172.308	531.109	438.314	2,265.103
Overseas Portfolio - 2.00% series contract	1,292.944	1,808.484	1,976.225	1,125.203
Overseas Portfolio - 1.95% series contract	6,671.315	1,119.200	7,597.850	192.665
Overseas Portfolio - 1.80% series contract **	1,287.975	710.300	976.138	1,022.137
Overseas Portfolio - 1.80% series contract	567.982	0.000	567.982	0.000
Overseas Portfolio - 1.75% series contract	18,899.609	43,381.572	16,229.493	46,051.688
Overseas Portfolio - 1.70% series contract	524.795	35.050	277.576	282.269
Overseas Portfolio - 1.65% series contract *	21,269.623	13,229.148	12,366.477	22,132.294
Overseas Portfolio - 1.65% series contract	17,297.429	7,175.661	11,578.954	12,894.136
Overseas Portfolio - 1.55% series contract	23,501.649	26,366.574	22,859.978	27,008.245
Overseas Portfolio - 1.50% series contract **	3,143.598	1,983.752	260.608	4,866.742
Overseas Portfolio - 1.50% series contract	128.646	0.000	128.646	0.000
Overseas Portfolio - 1.45% series contract	5,041.187	1,903.280	587.093	6,357.374
Overseas Portfolio - 1.40% series contract	142,403.145	26,654.123	30,298.589	138,758.679
Overseas Portfolio - 1.25% series contract	344,052.262	205,032.594	84,374.008	464,710.848
Overseas Portfolio - 1.00% series contract	32,915.488	16,873.550	12,207.680	37,581.358
Worldwide Portfolio - 1.70% series contract	269.791	0.000	0.219	269.572
Worldwide Portfolio - 1.65% series contract	111.603	0.000	0.000	111.603
Worldwide Portfolio - 1.40% series contract	12,460.870	818.931	818.893	12,460.908
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 2.00% series contract	1,688.643	5,293.515	5,358.245	1,623.913
Core Plus Fixed Income Portfolio - 1.95% series contract	4,351.586	14,043.609	13,694.050	4,701.145
Core Plus Fixed Income Portfolio - 1.75% series contract	5,438.270	14,355.274	14,705.525	5,088.019
Core Plus Fixed Income Portfolio - 1.70% series contract	880.748	452.050	597.310	735.488
Core Plus Fixed Income Portfolio - 1.65% series contract *	9.821	0.000	0.060	9.761
Core Plus Fixed Income Portfolio - 1.65% series contract	31,031.266	4,754.890	15,423.098	20,363.058
Core Plus Fixed Income Portfolio - 1.55% series contract	1,357.913	25.137	145.335	1,237.715
Core Plus Fixed Income Portfolio - 1.40% series contract	37,831.750	3,901.853	9,109.032	32,624.571
Core Plus Fixed Income Portfolio - 1.25% series contract	737.747	684.737	1,186.150	236.334
Core Plus Fixed Income Portfolio - 1.00% series contract	659.030	149.536	463.300	345.266
Mid Cap Growth Portfolio - 2.00% series contract	0.000	209.785	209.785	0.000
Mid Cap Growth Portfolio - 1.80% series contract **	0.000	295.788	0.000	295.788
Mid Cap Growth Portfolio - 1.80% series contract	1,984.725	0.000	1,984.725	0.000
Mid Cap Growth Portfolio - 1.75% series contract	9.675	4,213.911	1,130.387	3,093.199
Mid Cap Growth Portfolio - 1.70% series contract	655.956	1,317.361	1,105.804	867.513
Mid Cap Growth Portfolio - 1.65% series contract *	2,507.282	11,890.389	13,921.432	476.239
Mid Cap Growth Portfolio - 1.65% series contract	8,776.137	2,660.746	5,186.409	6,250.474
Mid Cap Growth Portfolio - 1.55% series contract	3,459.212	3,338.613	1,480.437	5,317.388
Mid Cap Growth Portfolio - 1.50% series contract	207.913	201.746	8.195	401.464
Mid Cap Growth Portfolio - 1.45% series contract	118.189	40.176	3.654	154.711
Mid Cap Growth Portfolio - 1.40% series contract	21,086.787	18,890.771	12,434.347	27,543.211
Mid Cap Growth Portfolio - 1.25% series contract	37,845.837	24,595.683	9,992.475	52,449.045
Mid Cap Growth Portfolio - 1.00% series contract	4,124.842	2,371.323	2,069.614	4,426.551
U.S. Real Estate Portfolio - 1.80% series contract	340.726	0.000	157.381	183.345
U.S. Real Estate Portfolio - 1.70% series contract	2,328.609	249.475	675.003	1,903.081
U.S. Real Estate Portfolio - 1.65% series contract	14,710.289	2,040.075	7,667.341	9,083.023
U.S. Real Estate Portfolio - 1.40% series contract	133,333.866	12,367.370	21,716.249	123,984.987

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

28

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)    CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.75% series contract	2,112.087	2,266.465	102.918	4,275.634
Guardian Portfolio - 1.70% series contract	234.177	1,192.882	773.573	653.486
Guardian Portfolio - 1.65% series contract *	9.585	0.000	0.059	9.526
Guardian Portfolio - 1.65% series contract	213.903	4.555	0.000	218.458
Guardian Portfolio - 1.55% series contract	9.976	5,777.489	1,999.746	3,787.719
Guardian Portfolio - 1.50% series contract	777.190	1,249.745	555.058	1,471.877
Guardian Portfolio - 1.45% series contract	1,699.419	1,551.460	1,409.196	1,841.683
Guardian Portfolio - 1.40% series contract	96,038.982	26,293.134	43,295.558	79,036.558
Guardian Portfolio - 1.25% series contract	37,305.021	15,850.830	8,592.826	44,563.025
Guardian Portfolio - 1.00% series contract	2,289.670	1,155.290	1,918.504	1,526.456
Small-Cap Growth Portfolio - 1.70% series contract	2,596.260	1,903.325	3,449.257	1,050.328
Small-Cap Growth Portfolio - 1.65% series contract	79.774	0.000	0.000	79.774
Small-Cap Growth Portfolio - 1.40% series contract	17,368.580	2,286.021	3,385.327	16,269.274
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund - 1.80% series contract	8,076.208	0.000	8,076.208	0.000
Balanced Fund - 1.75% series contract	9.762	0.000	0.060	9.702
Balanced Fund - 1.70% series contract	1,149.485	218.985	762.355	606.115
Balanced Fund - 1.65% series contract *	1,649.292	77.430	39.348	1,687.374
Balanced Fund - 1.65% series contract	16,023.521	1,060.126	2,890.883	14,192.764
Balanced Fund - 1.55% series contract	177.867	0.000	0.059	177.808
Balanced Fund - 1.40% series contract	61,027.057	7,961.637	9,325.931	59,662.763
Balanced Fund - 1.25% series contract	17,184.680	4,178.807	5,128.600	16,234.887
Balanced Fund - 1.00% series contract	80.263	2.671	73.298	9.636
Capital Appreciation Fund - 2.00% series contract	1,643.027	10,095.954	9,129.463	2,609.518
Capital Appreciation Fund - 1.95% series contract	7,633.968	20,444.517	20,866.444	7,212.041
Capital Appreciation Fund - 1.80% series contract	588.530	1,383.345	0.849	1,971.026
Capital Appreciation Fund - 1.75% series contract	12,027.182	39,189.692	35,885.203	15,331.671
Capital Appreciation Fund - 1.70% series contract	172.273	0.000	0.193	172.080
Capital Appreciation Fund - 1.65% series contract *	1,447.490	886.351	756.826	1,577.015
Capital Appreciation Fund - 1.65% series contract	3,895.191	43.778	3,269.664	669.305
Capital Appreciation Fund - 1.55% series contract	13,453.429	12,734.521	10,365.789	15,822.161
Capital Appreciation Fund - 1.50% series contract **	2,082.857	992.658	64.787	3,010.728
Capital Appreciation Fund - 1.50% series contract	59.952	0.000	59.952	0.000
Capital Appreciation Fund - 1.45% series contract	2,717.838	730.237	276.466	3,171.609
Capital Appreciation Fund - 1.40% series contract	49,054.011	7,144.345	14,888.710	41,309.646
Capital Appreciation Fund - 1.25% series contract	146,640.259	70,501.876	20,133.359	197,008.776
Capital Appreciation Fund - 1.00% series contract	15,079.807	7,511.563	3,473.687	19,117.683
Global Securities Fund - 1.80% series contract **	0.000	772.674	0.000	772.674
Global Securities Fund - 1.80% series contract	330.770	90.504	218.728	202.546
Global Securities Fund - 1.75% series contract	1,386.107	984.384	210.071	2,160.420
Global Securities Fund - 1.70% series contract	757.450	0.000	525.022	232.428
Global Securities Fund - 1.65% series contract *	1,894.964	338.873	278.859	1,954.978
Global Securities Fund - 1.65% series contract	6,632.395	444.195	1,759.299	5,317.291
Global Securities Fund - 1.55% series contract	1,538.830	10,001.224	6,647.870	4,892.184
Global Securities Fund - 1.40% series contract	63,586.216	17,326.984	9,628.592	71,284.608
Global Securities Fund - 1.25% series contract	43,218.322	31,217.600	10,604.636	63,831.286
Global Securities Fund - 1.00% series contract	161.364	272.771	133.964	300.171
Main Street Fund - 2.00% series contract	1,870.662	11,797.262	10,695.328	2,972.596
Main Street Fund - 1.95% series contract	7,620.340	23,629.828	22,544.636	8,705.532
Main Street Fund - 1.80% series contract	187.778	1,010.327	772.878	425.227
Main Street Fund - 1.75% series contract	7,516.624	46,305.318	39,542.932	14,279.010
Main Street Fund - 1.70% series contract	14.913	2,049.343	1,366.214	698.042
Main Street Fund - 1.65% series contract *	9.733	1,635.629	1,635.688	9.674
Main Street Fund - 1.65% series contract	5,172.326	1,984.428	2,576.193	4,580.561
Main Street Fund - 1.55% series contract	989.227	349.054	8.196	1,330.085
Main Street Fund - 1.45% series contract	122.386	146.891	28.168	241.109
Main Street Fund - 1.40% series contract	84,695.723	48,093.944	14,688.216	118,101.451
Main Street Fund - 1.25% series contract	23,110.357	22,815.701	7,327.588	38,598.470
Main Street Fund - 1.00% series contract	557.813	162.690	51.217	669.286
Main Street Small & Mid Cap Fund - 2.00% series contract	468.031	3,094.683	2,789.464	773.250
Main Street Small & Mid Cap Fund - 1.95% series contract	2,448.011	5,844.169	6,086.532	2,205.648
Main Street Small & Mid Cap Fund - 1.80% series contract	6,711.115	731.500	0.000	7,442.615
Main Street Small & Mid Cap Fund - 1.75% series contract	3,055.401	11,449.262	10,217.034	4,287.629
Main Street Small & Mid Cap Fund - 1.70% series contract	1,023.060	573.043	360.509	1,235.594
Main Street Small & Mid Cap Fund - 1.65% series contract *	1,619.805	3,221.333	3,761.532	1,079.606
Main Street Small & Mid Cap Fund - 1.65% series contract	5,143.408	676.343	1,288.536	4,531.215
Main Street Small & Mid Cap Fund - 1.55% series contract	3,029.916	1,082.485	474.030	3,638.371
Main Street Small & Mid Cap Fund - 1.50% series contract	61.176	84.179	0.277	145.078
Main Street Small & Mid Cap Fund - 1.45% series contract	83.128	96.050	18.610	160.568
Main Street Small & Mid Cap Fund - 1.40% series contract	93,494.500	16,717.032	14,833.265	95,378.267
Main Street Small & Mid Cap Fund - 1.25% series contract	23,277.088	9,915.008	3,682.689	29,509.407
Main Street Small & Mid Cap Fund - 1.00% series contract	509.179	16,281.640	16,486.701	304.118

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

29

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 2.00% series contract	1,817.791	11,412.458	9,799.740	3,430.509
High Yield Portfolio - 1.95% series contract	5,450.336	16,380.387	16,194.838	5,635.885
High Yield Portfolio - 1.80% series contract	324.903	1,926.795	824.172	1,427.526
High Yield Portfolio - 1.75% series contract	6,785.767	42,886.456	34,711.064	14,961.159
High Yield Portfolio - 1.70% series contract	2,118.497	544.831	875.623	1,787.705
High Yield Portfolio - 1.65% series contract *	3,246.104	7,602.619	7,702.864	3,145.859
High Yield Portfolio - 1.65% series contract	2,375.881	827.905	79.634	3,124.152
High Yield Portfolio - 1.55% series contract	3,252.969	7,965.447	7,017.271	4,201.145
High Yield Portfolio - 1.50% series contract	0.000	65.477	7.830	57.647
High Yield Portfolio - 1.45% series contract	107.040	283.656	54.346	336.350
High Yield Portfolio - 1.40% series contract	33,833.755	10,163.586	4,036.819	39,960.522
High Yield Portfolio - 1.25% series contract	29,191.414	150,871.302	97,295.014	82,767.702
High Yield Portfolio - 1.00% series contract	738.893	2,415.827	2,027.230	1,127.490
Real Return Portfolio - 2.00% series contract	0.000	898.316	0.000	898.316
Real Return Portfolio - 1.95% series contract	541.942	13.748	546.168	9.522
Real Return Portfolio - 1.80% series contract **	11.655	6.955	0.283	18.327
Real Return Portfolio - 1.80% series contract	1,965.920	0.000	0.000	1,965.920
Real Return Portfolio - 1.75% series contract	28,211.807	32,026.313	5,684.201	54,553.919
Real Return Portfolio - 1.70% series contract	4,557.737	393.197	2,892.568	2,058.366
Real Return Portfolio - 1.65% series contract *	1,858.092	5,069.298	840.845	6,086.545
Real Return Portfolio - 1.65% series contract	62,590.334	13,431.451	34,164.004	41,857.781
Real Return Portfolio - 1.55% series contract	28,782.444	18,160.394	7,615.447	39,327.391
Real Return Portfolio - 1.50% series contract **	1,000.450	796.003	159.078	1,637.375
Real Return Portfolio - 1.50% series contract	538.465	0.000	538.465	0.000
Real Return Portfolio - 1.45% series contract	877.057	576.483	145.308	1,308.232
Real Return Portfolio - 1.40% series contract	160,585.690	33,849.369	52,474.528	141,960.531
Real Return Portfolio - 1.25% series contract	138,106.232	137,080.167	26,756.374	248,430.025
Real Return Portfolio - 1.00% series contract	12,871.995	6,616.946	3,609.884	15,879.057
Total Return Portfolio - 2.00% series contract	6,308.390	14,114.598	11,888.969	8,534.019
Total Return Portfolio - 1.95% series contract	5,102.289	15,294.332	15,247.818	5,148.803
Total Return Portfolio - 1.80% series contract **	288.065	424.064	163.078	549.051
Total Return Portfolio - 1.80% series contract	2,314.498	0.000	2,314.498	0.000
Total Return Portfolio - 1.75% series contract	48,705.842	69,926.228	48,072.592	70,559.478
Total Return Portfolio - 1.70% series contract	1,968.507	85.059	887.624	1,165.942
Total Return Portfolio - 1.65% series contract *	23,198.556	28,972.348	32,138.576	20,032.328
Total Return Portfolio - 1.65% series contract	26,481.722	3,066.175	6,696.081	22,851.816
Total Return Portfolio - 1.55% series contract	33,283.701	18,332.643	21,475.038	30,141.306
Total Return Portfolio - 1.50% series contract **	3,573.856	1,179.985	222.298	4,531.543
Total Return Portfolio - 1.50% series contract	51.678	0.000	51.678	0.000
Total Return Portfolio - 1.45% series contract	3,854.280	2,605.980	1,220.897	5,239.363
Total Return Portfolio - 1.40% series contract	196,177.679	26,302.257	51,894.516	170,585.420
Total Return Portfolio - 1.25% series contract	345,101.986	196,316.128	114,316.650	427,101.464
Total Return Portfolio - 1.00% series contract	24,742.280	11,560.695	7,107.871	29,195.104
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund - 1.70% series contract	1,990.724	135.412	397.997	1,728.139
Rydex|SGI U.S. Long Short Momentum Fund - 1.65% series contract	3,619.637	262.623	18.537	3,863.723
Rydex|SGI U.S. Long Short Momentum Fund - 1.40% series contract	51,976.834	4,872.898	7,630.338	49,219.394
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	9.763	0.000	0.060	9.703
2015 ETF Fund - 1.70% series contract	1,891.751	32.000	1,044.948	878.803
2015 ETF Fund - 1.65% series contract *	9.763	0.000	0.059	9.704
2015 ETF Fund - 1.65% series contract	1,062.815	836.336	738.225	1,160.926
2015 ETF Fund - 1.55% series contract	1,592.552	121.116	1.235	1,712.433
2015 ETF Fund - 1.40% series contract	14,789.496	3,827.484	2,445.382	16,171.598
2015 ETF Fund - 1.25% series contract	770.105	758.790	806.952	721.943
2015 ETF Fund - 1.00% series contract	5,504.918	400.303	1,717.788	4,187.433
2025 ETF Fund - 1.75% series contract	9.743	0.000	0.060	9.683
2025 ETF Fund - 1.70% series contract	433.978	83.028	0.000	517.006
2025 ETF Fund - 1.65% series contract *	9.743	0.000	0.060	9.683
2025 ETF Fund - 1.65% series contract	9.046	0.000	0.206	8.840
2025 ETF Fund - 1.55% series contract	10.133	1,677.881	0.060	1,687.954
2025 ETF Fund - 1.40% series contract	8,627.608	2,613.806	256.021	10,985.393
2025 ETF Fund - 1.25% series contract	4,138.319	4,673.785	806.103	8,006.001
2025 ETF Fund - 1.00% series contract	757.484	141.810	338.273	561.021
2035 ETF Fund - 1.75% series contract	9.724	0.000	0.060	9.664
2035 ETF Fund - 1.65% series contract *	9.724	0.000	0.059	9.665
2035 ETF Fund - 1.65% series contract	19.582	0.000	0.446	19.136
2035 ETF Fund - 1.55% series contract	10.114	0.000	0.059	10.055
2035 ETF Fund - 1.40% series contract	12,535.278	2,190.743	98.837	14,627.184
2035 ETF Fund - 1.25% series contract	2,648.396	8,766.857	7,406.442	4,008.811
2035 ETF Fund - 1.00% series contract	817.357	200.156	4.375	1,013.138

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

30

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2010	Units Purchased	Units Redeemed	Units Outstanding 12/31/2010
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
International Value Portfolio - 1.80% series contract	0.000	549.101	251.053	298.048
International Value Portfolio - 1.75% series contract	2,678.796	244.730	0.452	2,923.074
International Value Portfolio - 1.65% series contract	184.576	0.000	174.814	9.762
International Value Portfolio - 1.55% series contract	1,197.285	5,723.144	274.844	6,645.585
International Value Portfolio - 1.50% series contract	121.734	976.791	379.234	719.291
International Value Portfolio - 1.45% series contract	918.636	356.332	3.934	1,271.034
International Value Portfolio - 1.25% series contract	29,251.599	18,579.234	5,079.885	42,750.948
International Value Portfolio - 1.00% series contract	2,460.730	3,220.081	1,049.517	4,631.294
American Century Variable Portfolios - Class I:
Vista Fund - 1.80% series contract	86.379	0.000	86.379	0.000
Vista Fund - 1.75% series contract	9.909	0.000	0.068	9.841
Vista Fund - 1.70% series contract	317.149	4.340	0.000	321.489
Vista Fund - 1.65% series contract *	5,643.798	480.276	0.068	6,124.006
Vista Fund - 1.65% series contract	9,697.303	5,530.011	1,624.321	13,602.993
Vista Fund - 1.55% series contract	763.611	0.000	537.421	226.190
Vista Fund - 1.50% series contract	179.657	2.885	9.715	172.827
Vista Fund - 1.40% series contract	69,747.744	14,389.217	10,859.538	73,277.423
Vista Fund - 1.25% series contract	23,065.549	20,029.585	3,158.895	39,936.239
Vista Fund - 1.00% series contract	215.537	174.258	190.090	199.705
American Century Variable Portfolios - Class II:
Large Company Value Fund - 1.75% series contract	9.730	1,442.541	0.067	1,452.204
Large Company Value Fund - 1.65% series contract *	9.730	0.000	0.067	9.663
Large Company Value Fund - 1.65% series contract	4,061.479	290.117	2,081.899	2,269.697
Large Company Value Fund - 1.55% series contract	10.130	0.000	0.066	10.064
Large Company Value Fund - 1.40% series contract	43,957.728	7,868.505	3,516.616	48,309.617
Large Company Value Fund - 1.25% series contract	11,563.753	56,785.938	43,191.542	25,158.149
Large Company Value Fund - 1.00% series contract	377.020	441.571	175.783	642.808
Mid Cap Value Fund - 1.75% series contract	884.111	83.119	384.508	582.722
Mid Cap Value Fund - 1.65% series contract *	1,427.808	0.000	0.067	1,427.741
Mid Cap Value Fund - 1.65% series contract	5,415.819	338.058	268.488	5,485.389
Mid Cap Value Fund - 1.55% series contract	605.491	846.121	582.668	868.944
Mid Cap Value Fund - 1.45% series contract	730.070	252.905	2.679	980.296
Mid Cap Value Fund - 1.40% series contract	22,260.805	7,485.419	3,280.568	26,465.656
Mid Cap Value Fund - 1.25% series contract	15,224.773	15,218.359	5,240.083	25,203.049
Mid Cap Value Fund - 1.00% series contract	1,542.147	3,200.099	1,604.926	3,137.320
Ultra Fund - 1.65% series contract	1,634.783	0.000	0.000	1,634.783
Ultra Fund - 1.40% series contract	13,972.135	2,863.185	1,051.698	15,783.622
Calamos Advisors Trust:
Growth and Income Portfolio - 1.75% series contract	1,142.951	3,716.443	651.575	4,207.819
Growth and Income Portfolio - 1.70% series contract	315.342	0.000	0.000	315.342
Growth and Income Portfolio - 1.65% series contract *	1,257.332	1,977.980	152.366	3,082.946
Growth and Income Portfolio - 1.65% series contract	11,815.349	7,886.695	1,221.645	18,480.399
Growth and Income Portfolio - 1.55% series contract	922.688	1,430.369	0.488	2,352.569
Growth and Income Portfolio - 1.50% series contract	0.000	14.697	0.000	14.697
Growth and Income Portfolio - 1.40% series contract	110,919.248	22,053.697	38,618.416	94,354.529
Growth and Income Portfolio - 1.25% series contract	15,333.947	42,471.740	13,884.476	43,921.211
Growth and Income Portfolio - 1.00% series contract	2,003.097	5,928.407	5,125.365	2,806.139
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.95% series contract	1,523.834	902.522	2,218.640	207.716
Value Portfolio - 1.80% series contract	4.623	1,355.226	614.771	745.078
Value Portfolio - 1.75% series contract	29,134.663	3,649.654	722.212	32,062.105
Value Portfolio - 1.70% series contract	308.372	47.613	0.000	355.985
Value Portfolio - 1.65% series contract *	9,266.736	4,032.729	3,496.227	9,803.238
Value Portfolio - 1.65% series contract	9,274.620	1,435.481	831.279	9,878.822
Value Portfolio - 1.55% series contract	4,853.671	14,565.009	2,294.120	17,124.560
Value Portfolio - 1.50% series contract **	1,083.360	4,389.897	1,842.210	3,631.047
Value Portfolio - 1.50% series contract	94.218	5.724	3.930	96.012
Value Portfolio - 1.45% series contract	4,411.979	1,605.808	17.748	6,000.039
Value Portfolio - 1.40% series contract	45,163.911	61,969.785	22,364.153	84,769.543
Value Portfolio - 1.25% series contract	158,746.446	134,692.563	40,053.054	253,385.955
Value Portfolio - 1.00% series contract	11,236.680	13,626.453	3,468.105	21,395.028
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.751	0.000	0.067	9.684
Socially Responsible Growth Fund, Inc. - 1.70% series contract	3,962.304	18.879	5.293	3,975.890
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	1,947.678	2,785.291	2,698.346	2,034.623
Socially Responsible Growth Fund, Inc. - 1.65% series contract	249.075	9.739	141.255	117.559
Socially Responsible Growth Fund, Inc. - 1.55% series contract	710.053	84.871	22.391	772.533
Socially Responsible Growth Fund, Inc. - 1.45% series contract	299.358	37.137	0.471	336.024
Socially Responsible Growth Fund, Inc. - 1.40% series contract	40,635.453	7,023.214	2,995.089	44,663.578
Socially Responsible Growth Fund, Inc. - 1.25% series contract	6,136.121	27,828.664	3,834.477	30,130.308
Socially Responsible Growth Fund, Inc. - 1.00% series contract	228.652	355.129	217.335	366.446
Stock Index Fund, Inc. - 2.00% series contract	2,680.872	629.298	58.658	3,251.512
Stock Index Fund, Inc. - 1.95% series contract	11,562.039	8,836.592	4,127.292	16,271.339
Stock Index Fund, Inc. - 1.80% series contract **	5.608	1,102.769	498.013	610.364
Stock Index Fund, Inc. - 1.80% series contract	633.732	12.397	0.000	646.129
Stock Index Fund, Inc. - 1.75% series contract	24,528.690	14,834.282	3,976.627	35,386.345
Stock Index Fund, Inc. - 1.70% series contract	2,662.313	11.731	134.952	2,539.092
Stock Index Fund, Inc. - 1.65% series contract *	3,511.776	7,089.295	2,939.115	7,661.956
Stock Index Fund, Inc. - 1.65% series contract	19,808.097	1,053.558	3,330.745	17,530.910
Stock Index Fund, Inc. - 1.55% series contract	9,959.261	19,198.431	4,350.791	24,806.901
Stock Index Fund, Inc. - 1.50% series contract	545.049	3,435.135	1,085.643	2,894.541
Stock Index Fund, Inc. - 1.45% series contract	10,663.519	4,287.097	3,504.194	11,446.422
Stock Index Fund, Inc. - 1.40% series contract	636,177.515	72,317.580	98,293.413	610,201.682
Stock Index Fund, Inc. - 1.25% series contract	165,077.604	209,172.008	52,058.119	322,191.493
Stock Index Fund, Inc. - 1.00% series contract	18,001.316	40,680.345	32,783.174	25,898.487

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

31

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2010	Units Purchased	Units Redeemed	Units Outstanding 12/31/2010
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.80% series contract	0.000	1,472.581	949.601	522.980
Technology Growth Portfolio - 1.70% series contract	8.145	138.017	0.000	146.162
Technology Growth Portfolio - 1.65% series contract	3,716.459	1,705.089	687.185	4,734.363
Technology Growth Portfolio - 1.40% series contract	27,290.698	6,661.473	5,210.225	28,741.946
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 2.00% series contract	0.000	792.312	7.838	784.474
MidCap Stock Portfolio - 1.95% series contract	0.000	3,718.897	513.972	3,204.925
MidCap Stock Portfolio - 1.80% series contract	0.000	758.083	13.083	745.000
MidCap Stock Portfolio - 1.75% series contract	455.522	3,646.728	1,055.348	3,046.902
MidCap Stock Portfolio - 1.70% series contract	0.000	1,256.550	21.771	1,234.779
MidCap Stock Portfolio - 1.65% series contract *	9.771	0.000	0.067	9.704
MidCap Stock Portfolio - 1.65% series contract	336.226	0.041	25.872	310.395
MidCap Stock Portfolio - 1.55% series contract	797.187	752.606	154.760	1,395.033
MidCap Stock Portfolio - 1.45% series contract	71.870	14.882	0.185	86.567
MidCap Stock Portfolio - 1.40% series contract	4,231.247	863.920	1,093.999	4,001.168
MidCap Stock Portfolio - 1.25% series contract	3,064.216	3,765.280	298.317	6,531.179
MidCap Stock Portfolio - 1.00% series contract	106.221	147.368	2.039	251.550
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio - 1.95% series contract	25,598.522	5,039.305	28,009.769	2,628.058
Money Market Portfolio - 1.80% series contract **	8.824	35,214.804	35,185.540	38.088
Money Market Portfolio - 1.80% series contract	4,721.894	184.892	2,433.122	2,473.664
Money Market Portfolio - 1.75% series contract	224,990.517	1,204,737.202	787,071.143	642,656.576
Money Market Portfolio - 1.70% series contract	44,969.618	7,009.825	9,573.986	42,405.457
Money Market Portfolio - 1.65% series contract *	86,323.645	309,942.804	311,769.805	84,496.644
Money Market Portfolio - 1.65% series contract	94,358.118	102,426.337	107,852.913	88,931.542
Money Market Portfolio - 1.55% series contract	27,772.568	34,496.665	21,853.180	40,416.053
Money Market Portfolio - 1.50% series contract	259.186	297.116	3.136	553.166
Money Market Portfolio - 1.45% series contract	19,505.170	7,406.615	10,034.181	16,877.604
Money Market Portfolio - 1.40% series contract	1,158,332.317	289,925.698	216,236.884	1,232,021.131
Money Market Portfolio - 1.25% series contract	512,027.174	723,161.619	498,205.135	736,983.658
Money Market Portfolio - 1.00% series contract	18,421.352	1,906,619.317	1,171,393.326	753,647.343
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	684.039	12.717	0.000	696.756
Appreciation Portfolio - 1.70% series contract	3,191.364	522.938	269.315	3,444.987
Appreciation Portfolio - 1.65% series contract	4,572.621	177.696	69.903	4,680.414
Appreciation Portfolio - 1.40% series contract	42,840.447	11,906.819	11,120.630	43,626.636
DWS Variable Series II - Class A:
Global Thematic VIP - 1.75% series contract	483.132	7.950	481.320	9.762
Global Thematic VIP - 1.65% series contract	306.907	0.000	0.411	306.496
Global Thematic VIP - 1.55% series contract	10.230	0.000	0.068	10.162
Global Thematic VIP - 1.25% series contract	1,452.467	2,161.163	6.116	3,607.514
Global Thematic VIP - 1.00% series contract	11.106	1.636	0.431	12.311
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP - 1.75% series contract	0.000	9.868	0.068	9.800
Dreman Small Mid Cap Value VIP - 1.65% series contract	0.000	9.868	0.068	9.800
Dreman Small Mid Cap Value VIP - 1.55% series contract	0.000	10.263	0.067	10.196
Dreman Small Mid Cap Value VIP - 1.25% series contract	0.000	657.470	0.653	656.817
Dreman Small Mid Cap Value VIP - 1.00% series contract	0.000	9.868	0.090	9.778
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.85% series contract	27,272.110	1,658.663	397.389	28,533.384
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	17,368.061	13,753.978	680.971	30,441.068
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,703.818	0.000	0.000	2,703.818
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	73,852.293	11,406.854	8,740.208	76,518.939
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	36,831.661	4,286.434	58.120	41,059.975
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	75,836.750	68,380.041	26,795.310	117,421.481
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.45% series contract	4,464.804	3,427.168	64.015	7,827.957
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	72,091.397	21,724.664	5,217.741	88,598.320
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	466,546.650	162,395.834	54,012.932	574,929.552
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	19,121.634	5,272.989	258.615	24,136.008
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	781.533	579.690	119.383	1,241.840
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.75% series contract	17,112.025	3,119.773	1,484.586	18,747.212
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	380.122	43.582	0.000	423.704
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	6,883.821	7,826.476	80.501	14,629.796
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	2,878.377	1,305.567	56.055	4,127.889
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.55% series contract	34,056.721	2,132.231	405.450	35,783.502
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.50% series contract	11,240.023	0.000	0.000	11,240.023
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.45% series contract	12,711.516	938.367	256.889	13,392.994
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	6,891.081	1,682.211	1,034.925	7,538.367
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	165,833.037	40,212.155	11,792.946	194,252.246
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	161.679	522.857	74.722	609.814
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract	58,514.071	6,694.352	16,155.880	49,052.543
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	555.716	224.557	0.000	780.273
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	227,800.390	48,788.719	15,327.023	261,262.086
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	193,322.906	15,612.478	1,125.822	207,809.562
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	334,957.138	33,038.885	25,537.990	342,458.033
Ibbotson Growth ETF Asset Allocation Portfolio - 1.50% series contract	8.825	74.146	3.248	79.723
Ibbotson Growth ETF Asset Allocation Portfolio - 1.45% series contract	36,405.326	21,433.834	6,212.781	51,626.379
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	36,920.439	5,117.832	1,903.380	40,134.891
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	791,625.873	323,575.329	76,911.593	1,038,289.609
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	12,662.731	9,779.078	1,357.491	21,084.318

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

32

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2010	Units Purchased	Units Redeemed	Units Outstanding 12/31/2010
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	14,047.481	9,003.595	958.934	22,092.142
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.70% series contract	584.781	111.943	0.000	696.724
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	89,172.822	20,716.617	15,579.152	94,310.287
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	27,635.962	0.000	7,641.423	19,994.539
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	21,902.406	1,661.936	176.651	23,387.691
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.50% series contract	127.048	499.717	3.031	623.734
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.45% series contract	31,957.211	7,099.013	7,793.153	31,263.071
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	18,790.289	3,586.864	868.532	21,508.621
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	289,300.011	94,443.468	13,795.904	369,947.575
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	542.501	1,039.961	278.675	1,303.787
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund - 1.75% series contract	9.882	0.000	0.068	9.814
Franklin Small Cap Value Securities Fund - 1.65% series contract	9.882	5.074	0.068	14.888
Franklin Small Cap Value Securities Fund - 1.55% series contract	10.281	448.080	0.067	458.294
Franklin Small Cap Value Securities Fund - 1.50% series contract	0.000	152.063	0.000	152.063
Franklin Small Cap Value Securities Fund - 1.25% series contract	1,440.272	10,048.231	4,226.500	7,262.003
Franklin Small Cap Value Securities Fund - 1.00% series contract	34.260	262.317	0.363	296.214
Franklin U.S. Government Fund - 1.95% series contract	832.435	718.878	847.347	703.966
Franklin U.S. Government Fund - 1.80% series contract	1.644	5.440	0.164	6.920
Franklin U.S. Government Fund - 1.75% series contract	13,770.135	16,690.639	2,379.943	28,080.831
Franklin U.S. Government Fund - 1.65% series contract	9,734.863	608.005	138.478	10,204.390
Franklin U.S. Government Fund - 1.55% series contract	4,861.092	3,370.048	2,794.155	5,436.985
Franklin U.S. Government Fund - 1.50% series contract	54.532	74.508	0.717	128.323
Franklin U.S. Government Fund - 1.45% series contract	2,937.140	61.847	2,858.416	140.571
Franklin U.S. Government Fund - 1.25% series contract	38,628.292	51,678.113	10,161.503	80,144.902
Franklin U.S. Government Fund - 1.00% series contract	2,933.600	17,020.513	13,651.454	6,302.659
Mutual Global Discovery Securities Fund - 1.75% series contract	9.927	252.166	50.717	211.376
Mutual Global Discovery Securities Fund - 1.65% series contract	9.928	904.364	92.341	821.951
Mutual Global Discovery Securities Fund - 1.55% series contract	167.753	122.626	0.203	290.176
Mutual Global Discovery Securities Fund - 1.50% series contract	1,262.857	520.754	0.877	1,782.734
Mutual Global Discovery Securities Fund - 1.25% series contract	4,571.653	17,166.392	3,620.012	18,118.033
Mutual Global Discovery Securities Fund - 1.00% series contract	1,121.764	382.430	0.543	1,503.651
Mutual Shares Securities Fund - 2.00% series contract	1,527.779	316.600	33.012	1,811.367
Mutual Shares Securities Fund - 1.95% series contract	4,935.842	2,775.120	272.791	7,438.171
Mutual Shares Securities Fund - 1.80% series contract	0.000	3,689.771	2,810.763	879.008
Mutual Shares Securities Fund - 1.75% series contract	20,142.755	4,758.367	7,570.897	17,330.225
Mutual Shares Securities Fund - 1.65% series contract	2,922.705	12,130.805	10,837.655	4,215.855
Mutual Shares Securities Fund - 1.55% series contract	10.200	4,203.081	2,546.713	1,666.568
Mutual Shares Securities Fund - 1.50% series contract	0.000	175.935	0.000	175.935
Mutual Shares Securities Fund - 1.25% series contract	59,871.450	79,866.977	67,916.627	71,821.800
Mutual Shares Securities Fund - 1.00% series contract	1,115.174	639.823	52.758	1,702.239
Templeton Foreign Securities Fund - 1.80% series contract	0.000	2,280.605	734.920	1,545.685
Templeton Foreign Securities Fund - 1.75% series contract	490.373	0.000	0.603	489.770
Templeton Foreign Securities Fund - 1.70% series contract	980.969	501.341	0.000	1,482.310
Templeton Foreign Securities Fund - 1.65% series contract *	9.949	1,554.237	810.034	754.152
Templeton Foreign Securities Fund - 1.65% series contract	3,169.875	844.065	814.950	3,198.990
Templeton Foreign Securities Fund - 1.55% series contract	782.843	1,620.315	31.684	2,371.474
Templeton Foreign Securities Fund - 1.50% series contract	0.000	142.159	0.000	142.159
Templeton Foreign Securities Fund - 1.40% series contract	32,439.702	14,011.004	2,186.659	44,264.047
Templeton Foreign Securities Fund - 1.25% series contract	7,577.252	8,433.469	4,142.903	11,867.818
Templeton Foreign Securities Fund - 1.00% series contract	287.817	63.993	12.942	338.868
Templeton Global Bond Securities Fund - 1.80% series contract	0.000	292.325	143.230	149.095
Templeton Global Bond Securities Fund - 1.75% series contract	1,128.748	3,081.205	1,462.579	2,747.374
Templeton Global Bond Securities Fund - 1.65% series contract	662.881	11,443.860	10,074.822	2,031.919
Templeton Global Bond Securities Fund - 1.55% series contract	92.129	3,574.347	2,243.126	1,423.350
Templeton Global Bond Securities Fund - 1.50% series contract	755.554	293.176	0.526	1,048.204
Templeton Global Bond Securities Fund - 1.25% series contract	5,967.180	42,713.529	12,537.264	36,143.445
Templeton Global Bond Securities Fund - 1.00% series contract	1,309.048	224.726	30.403	1,503.371
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund - 1.80% series contract	852.557	558.939	544.019	867.477
Core Equity Fund - 1.70% series contract	295.956	0.000	0.000	295.956
Core Equity Fund - 1.65% series contract	3,133.184	244.821	560.505	2,817.500
Core Equity Fund - 1.40% series contract	32,189.738	12,333.977	12,082.329	32,441.386
Financial Services Fund - 1.70% series contract	171.325	8.344	0.227	179.442
Financial Services Fund - 1.65% series contract	5,665.057	1,237.999	1,474.829	5,428.227
Financial Services Fund - 1.40% series contract	23,355.873	5,073.642	6,332.165	22,097.350
Global Health Care Fund - 1.80% series contract	60.719	0.000	60.719	0.000
Global Health Care Fund - 1.70% series contract	2,509.557	296.565	256.847	2,549.275
Global Health Care Fund - 1.65% series contract	1,398.220	124.957	0.000	1,523.177
Global Health Care Fund - 1.40% series contract	56,334.359	5,869.681	8,063.123	54,140.917
Small Cap Equity Fund - 1.80% series contract **	0.000	364.366	189.293	175.073
Small Cap Equity Fund - 1.80% series contract	487.461	718.805	115.987	1,090.279
Small Cap Equity Fund - 1.75% series contract	960.491	92.988	415.410	638.069
Small Cap Equity Fund - 1.70% series contract	166.639	1,158.696	20.476	1,304.859
Small Cap Equity Fund - 1.65% series contract *	2,785.659	209.350	0.068	2,994.941
Small Cap Equity Fund - 1.65% series contract	2,678.998	223.890	436.049	2,466.839
Small Cap Equity Fund - 1.55% series contract	6,644.956	0.000	6,634.814	10.142
Small Cap Equity Fund - 1.50% series contract **	397.339	413.244	435.398	375.185
Small Cap Equity Fund - 1.50% series contract	45.753	1.728	7.135	40.346
Small Cap Equity Fund - 1.45% series contract	1,202.057	370.744	4.292	1,568.509
Small Cap Equity Fund - 1.40% series contract	45,139.707	9,852.247	7,554.252	47,437.702
Small Cap Equity Fund - 1.25% series contract	25,146.349	25,295.836	10,390.004	40,052.181
Small Cap Equity Fund - 1.00% series contract	1,102.424	1,738.250	201.796	2,638.878

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

33

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2010	Units Purchased	Units Redeemed	Units Outstanding 12/31/2010
Invesco Variable Insurance Funds - Series I Shares:
Van Kampen U.S. Mid Cap Value Portfolio - 2.00% series contract	0.000	429.033	4.244	424.789
Van Kampen U.S. Mid Cap Value Portfolio - 1.95% series contract	0.000	1,537.283	21.389	1,515.894
Van Kampen U.S. Mid Cap Value Portfolio - 1.80% series contract **	0.000	631.739	204.661	427.078
Van Kampen U.S. Mid Cap Value Portfolio - 1.80% series contract	334.172	584.846	642.598	276.420
Van Kampen U.S. Mid Cap Value Portfolio - 1.75% series contract	1,408.009	1,747.876	35.058	3,120.827
Van Kampen U.S. Mid Cap Value Portfolio - 1.70% series contract	1,998.063	505.256	829.939	1,673.380
Van Kampen U.S. Mid Cap Value Portfolio - 1.65% series contract *	1,728.151	860.386	775.772	1,812.765
Van Kampen U.S. Mid Cap Value Portfolio - 1.65% series contract	11,376.420	6,110.231	1,857.971	15,628.680
Van Kampen U.S. Mid Cap Value Portfolio - 1.55% series contract	713.666	2,714.651	682.043	2,746.274
Van Kampen U.S. Mid Cap Value Portfolio - 1.50% series contract	308.190	1,009.496	436.732	880.954
Van Kampen U.S. Mid Cap Value Portfolio - 1.45% series contract	583.134	167.152	2.525	747.761
Van Kampen U.S. Mid Cap Value Portfolio - 1.40% series contract	83,007.767	14,027.950	19,093.611	77,942.106
Van Kampen U.S. Mid Cap Value Portfolio - 1.25% series contract	21,103.813	26,648.676	8,482.904	39,269.585
Van Kampen U.S. Mid Cap Value Portfolio - 1.00% series contract	1,989.177	2,563.838	924.671	3,628.344
Van Kampen Value Portfolio - 2.00% series contract	2,187.861	0.000	284.384	1,903.477
Van Kampen Value Portfolio - 1.95% series contract	7,282.245	2,311.666	1,269.339	8,324.572
Van Kampen Value Portfolio - 1.80% series contract	653.742	137.344	657.222	133.864
Van Kampen Value Portfolio - 1.75% series contract	9,226.496	2,349.495	2,130.552	9,445.439
Van Kampen Value Portfolio - 1.70% series contract	1,906.460	24.226	233.188	1,697.498
Van Kampen Value Portfolio - 1.65% series contract *	9.671	341.616	0.067	351.220
Van Kampen Value Portfolio - 1.65% series contract	10,467.829	8,933.711	4,049.104	15,352.436
Van Kampen Value Portfolio - 1.55% series contract	36.306	515.597	0.588	551.315
Van Kampen Value Portfolio - 1.50% series contract	0.000	316.266	150.879	165.387
Van Kampen Value Portfolio - 1.45% series contract	109.118	19.613	0.271	128.460
Van Kampen Value Portfolio - 1.40% series contract	121,587.576	23,493.234	23,572.671	121,508.139
Van Kampen Value Portfolio - 1.25% series contract	2,243.797	3,873.011	2,479.087	3,637.721
Van Kampen Value Portfolio - 1.00% series contract	552.134	184.554	164.423	572.265
Invesco Variable Insurance Funds - Series II Shares:
Capital Development Fund - 1.95% series contract	879.688	506.052	1,272.705	113.035
Capital Development Fund - 1.80% series contract **	3.034	683.405	309.188	377.251
Capital Development Fund - 1.80% series contract	710.320	357.887	133.632	934.575
Capital Development Fund - 1.75% series contract	1,218.062	961.411	418.877	1,760.596
Capital Development Fund - 1.70% series contract	1,250.118	496.457	174.559	1,572.016
Capital Development Fund - 1.65% series contract *	790.166	2,663.846	1,638.473	1,815.539
Capital Development Fund - 1.65% series contract	3,908.012	778.211	196.173	4,490.050
Capital Development Fund - 1.55% series contract	2,509.307	8,412.436	1,149.249	9,772.494
Capital Development Fund - 1.50% series contract	305.677	1,937.381	621.631	1,621.427
Capital Development Fund - 1.45% series contract	1,545.325	558.599	6.695	2,097.229
Capital Development Fund - 1.40% series contract	56,260.538	6,035.753	13,019.318	49,276.973
Capital Development Fund - 1.25% series contract	60,454.501	57,277.022	12,786.808	104,944.715
Capital Development Fund - 1.00% series contract	6,266.094	7,263.054	1,963.076	11,566.072
Global Real Estate Fund - 1.95% series contract	371.487	237.218	608.705	0.000
Global Real Estate Fund - 1.80% series contract	1.280	326.319	148.485	179.114
Global Real Estate Fund - 1.75% series contract	777.113	757.706	184.408	1,350.411
Global Real Estate Fund - 1.65% series contract	2,740.884	3,266.711	999.208	5,008.387
Global Real Estate Fund - 1.55% series contract	2,058.026	5,753.822	2,438.633	5,373.215
Global Real Estate Fund - 1.50% series contract	117.101	887.160	248.906	755.355
Global Real Estate Fund - 1.45% series contract	875.144	307.984	3.720	1,179.408
Global Real Estate Fund - 1.25% series contract	53,327.493	69,346.438	14,050.896	108,623.035
Global Real Estate Fund - 1.00% series contract	4,879.097	8,836.832	8,273.240	5,442.689
Government Securities Fund - 1.70% series contract	1,874.563	18.854	143.767	1,749.650
Government Securities Fund - 1.65% series contract	58,821.094	664.346	20,633.300	38,852.140
Government Securities Fund - 1.40% series contract	43,025.992	7,948.042	7,104.311	43,869.723
International Growth Fund - 2.00% series contract	1,878.447	0.000	260.138	1,618.309
International Growth Fund - 1.95% series contract	6,472.036	1,769.931	1,490.009	6,751.958
International Growth Fund - 1.75% series contract	8,786.053	3,978.948	2,326.292	10,438.709
International Growth Fund - 1.65% series contract	139.574	0.000	129.772	9.802
International Growth Fund - 1.55% series contract	249.638	1,953.257	29.369	2,173.526
International Growth Fund - 1.50% series contract	407.511	577.677	449.457	535.731
International Growth Fund - 1.45% series contract	848.376	311.486	3.112	1,156.750
International Growth Fund - 1.25% series contract	20,030.726	48,914.341	35,725.105	33,219.962
International Growth Fund - 1.00% series contract	1,875.370	4,486.876	2,070.935	4,291.311
Mid Cap Core Equity Fund - 2.00% series contract	996.368	0.000	82.096	914.272
Mid Cap Core Equity Fund - 1.95% series contract	3,905.829	1,169.951	968.717	4,107.063
Mid Cap Core Equity Fund - 1.75% series contract	4,671.042	1,110.317	1,242.011	4,539.348
Mid Cap Core Equity Fund - 1.70% series contract	173.610	0.000	0.000	173.610
Mid Cap Core Equity Fund - 1.65% series contract *	9.771	0.000	0.067	9.704
Mid Cap Core Equity Fund - 1.65% series contract	1,565.622	320.026	472.916	1,412.732
Mid Cap Core Equity Fund - 1.55% series contract	299.094	1,040.440	1,040.800	298.734
Mid Cap Core Equity Fund - 1.50% series contract	0.000	11.732	0.000	11.732
Mid Cap Core Equity Fund - 1.40% series contract	28,897.793	4,680.525	3,022.823	30,555.495
Mid Cap Core Equity Fund - 1.25% series contract	11,073.099	21,335.747	13,765.649	18,643.197
Mid Cap Core Equity Fund - 1.00% series contract	572.744	1,128.440	219.520	1,481.664
Utilities Fund - 1.70% series contract	189.710	6.411	106.878	89.243
Utilities Fund - 1.65% series contract	12,884.562	1,860.820	2,008.205	12,737.177
Utilities Fund - 1.50% series contract	81.372	0.000	0.000	81.372
Utilities Fund - 1.40% series contract	70,151.887	10,221.678	13,575.381	66,798.184

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

34

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2010	Units Purchased	Units Redeemed	Units Outstanding 12/31/2010
Janus Aspen Series - Service Shares:
Balanced Portfolio - 1.80% series contract	655.128	10.050	0.000	665.178
Balanced Portfolio - 1.75% series contract	14,618.664	10,265.736	5,734.426	19,149.974
Balanced Portfolio - 1.70% series contract	6,701.640	375.094	501.856	6,574.878
Balanced Portfolio - 1.65% series contract *	2,855.080	2,624.576	1,113.032	4,366.624
Balanced Portfolio - 1.65% series contract	21,771.241	533.095	2,109.102	20,195.234
Balanced Portfolio - 1.55% series contract	2,082.642	2,888.468	10.135	4,960.975
Balanced Portfolio - 1.50% series contract **	1,833.777	2,003.595	1,051.712	2,785.660
Balanced Portfolio - 1.50% series contract	150.238	2.984	0.000	153.222
Balanced Portfolio - 1.45% series contract	1,964.930	744.558	7.156	2,702.332
Balanced Portfolio - 1.40% series contract	141,851.869	18,581.982	17,565.881	142,867.970
Balanced Portfolio - 1.25% series contract	48,525.591	76,294.403	28,629.393	96,190.601
Balanced Portfolio - 1.00% series contract	999.238	727.130	24.180	1,702.188
Enterprise Portfolio - 2.00% series contract	1,365.087	0.000	843.116	521.971
Enterprise Portfolio - 1.95% series contract	4,455.505	1,513.357	3,347.342	2,621.520
Enterprise Portfolio - 1.80% series contract **	0.000	488.285	488.285	0.000
Enterprise Portfolio - 1.80% series contract	962.583	289.271	1,052.860	198.994
Enterprise Portfolio - 1.75% series contract	5,915.980	2,355.119	3,912.921	4,358.178
Enterprise Portfolio - 1.70% series contract	258.241	6.999	221.108	44.132
Enterprise Portfolio - 1.65% series contract *	347.972	746.477	668.481	425.968
Enterprise Portfolio - 1.65% series contract	1,004.298	41.751	198.517	847.532
Enterprise Portfolio - 1.55% series contract	579.213	0.000	569.159	10.054
Enterprise Portfolio - 1.40% series contract	24,083.440	5,358.646	7,539.476	21,902.610
Enterprise Portfolio - 1.25% series contract	21,950.655	21,612.078	15,567.951	27,994.782
Enterprise Portfolio - 1.00% series contract	1,473.142	1,994.208	1,002.581	2,464.769
INTECH Risk-Managed Core Portfolio - 1.40% series contract	12,550.779	643.654	13,194.433	0.000
Janus Portfolio - 2.00% series contract	2,540.258	0.000	566.273	1,973.985
Janus Portfolio - 1.95% series contract	8,191.635	2,533.416	2,084.296	8,640.755
Janus Portfolio - 1.80% series contract **	0.000	4,195.712	2,893.835	1,301.877
Janus Portfolio - 1.80% series contract	0.000	1,096.142	604.780	491.362
Janus Portfolio - 1.75% series contract	9,710.639	3,142.927	3,318.173	9,535.393
Janus Portfolio - 1.70% series contract	1,498.513	340.102	0.000	1,838.615
Janus Portfolio - 1.65% series contract *	2,231.189	7,452.535	5,374.051	4,309.673
Janus Portfolio - 1.65% series contract	6,876.247	291.924	417.384	6,750.787
Janus Portfolio - 1.55% series contract	10.190	6,869.888	4,140.636	2,739.442
Janus Portfolio - 1.50% series contract **	156.518	10.608	3.409	163.717
Janus Portfolio - 1.50% series contract	55.824	1.094	1.138	55.780
Janus Portfolio - 1.40% series contract	102,266.043	9,310.468	16,153.427	95,423.084
Janus Portfolio - 1.25% series contract	39,896.974	59,872.301	62,837.427	36,931.848
Janus Portfolio - 1.00% series contract	1,522.828	909.495	260.015	2,172.308
Overseas Portfolio - 2.00% series contract	3,201.894	0.000	1,908.950	1,292.944
Overseas Portfolio - 1.95% series contract	14,167.579	3,939.868	11,436.132	6,671.315
Overseas Portfolio - 1.80% series contract **	5.209	4,483.604	3,200.838	1,287.975
Overseas Portfolio - 1.80% series contract	91.983	817.916	341.917	567.982
Overseas Portfolio - 1.75% series contract	21,119.250	9,876.835	12,096.476	18,899.609
Overseas Portfolio - 1.70% series contract	551.015	181.942	208.162	524.795
Overseas Portfolio - 1.65% series contract *	19,661.306	19,072.185	17,463.868	21,269.623
Overseas Portfolio - 1.65% series contract	14,077.660	5,948.489	2,728.720	17,297.429
Overseas Portfolio - 1.55% series contract	7,028.772	22,841.406	6,368.529	23,501.649
Overseas Portfolio - 1.50% series contract **	560.109	3,712.055	1,128.566	3,143.598
Overseas Portfolio - 1.50% series contract	132.846	2.694	6.894	128.646
Overseas Portfolio - 1.45% series contract	5,127.917	1,186.643	1,273.373	5,041.187
Overseas Portfolio - 1.40% series contract	129,102.940	32,031.155	18,730.950	142,403.145
Overseas Portfolio - 1.25% series contract	237,780.200	232,818.545	126,546.483	344,052.262
Overseas Portfolio - 1.00% series contract	20,103.340	22,312.505	9,500.357	32,915.488
Worldwide Portfolio - 1.70% series contract	459.666	15.947	205.822	269.791
Worldwide Portfolio - 1.65% series contract	107.884	3.719	0.000	111.603
Worldwide Portfolio - 1.40% series contract	13,055.020	985.311	1,579.461	12,460.870
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 2.00% series contract	1,327.466	391.010	29.833	1,688.643
Core Plus Fixed Income Portfolio - 1.95% series contract	2,674.599	1,800.391	123.404	4,351.586
Core Plus Fixed Income Portfolio - 1.75% series contract	4,799.371	1,872.803	1,233.904	5,438.270
Core Plus Fixed Income Portfolio - 1.70% series contract	965.496	101.669	186.417	880.748
Core Plus Fixed Income Portfolio - 1.65% series contract *	9.889	0.000	0.068	9.821
Core Plus Fixed Income Portfolio - 1.65% series contract	35,641.101	1,542.835	6,152.670	31,031.266
Core Plus Fixed Income Portfolio - 1.55% series contract	10.289	1,424.860	77.236	1,357.913
Core Plus Fixed Income Portfolio - 1.40% series contract	37,121.009	8,545.209	7,834.468	37,831.750
Core Plus Fixed Income Portfolio - 1.25% series contract	427.662	313.908	3.823	737.747
Core Plus Fixed Income Portfolio - 1.00% series contract	312.213	427.776	80.959	659.030
Mid Cap Growth Portfolio - 1.80% series contract	506.820	3,109.308	1,631.403	1,984.725
Mid Cap Growth Portfolio - 1.75% series contract	9.742	0.000	0.067	9.675
Mid Cap Growth Portfolio - 1.70% series contract	923.217	589.783	857.044	655.956
Mid Cap Growth Portfolio - 1.65% series contract *	9.741	2,497.608	0.067	2,507.282
Mid Cap Growth Portfolio - 1.65% series contract	4,120.475	4,664.908	9.246	8,776.137
Mid Cap Growth Portfolio - 1.55% series contract	616.403	3,564.374	721.565	3,459.212
Mid Cap Growth Portfolio - 1.50% series contract	165.489	117.177	74.753	207.913
Mid Cap Growth Portfolio - 1.45% series contract	70.669	47.971	0.451	118.189
Mid Cap Growth Portfolio - 1.40% series contract	9,473.703	14,519.163	2,906.079	21,086.787
Mid Cap Growth Portfolio - 1.25% series contract	16,037.221	29,505.701	7,697.085	37,845.837
Mid Cap Growth Portfolio - 1.00% series contract	2,667.490	2,111.075	653.723	4,124.842
U.S. Real Estate Portfolio - 1.80% series contract	235.688	166.702	61.664	340.726
U.S. Real Estate Portfolio - 1.70% series contract	2,376.879	264.627	312.897	2,328.609
U.S. Real Estate Portfolio - 1.65% series contract	11,852.560	4,670.518	1,812.789	14,710.289
U.S. Real Estate Portfolio - 1.40% series contract	142,982.214	17,677.750	27,326.098	133,333.866

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

35

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2010	Units Purchased	Units Redeemed	Units Outstanding 12/31/2010
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.80% series contract	1,948.003	696.670	2,644.673	0.000
Guardian Portfolio - 1.75% series contract	1,850.535	263.561	2.009	2,112.087
Guardian Portfolio - 1.70% series contract	901.400	127.309	794.532	234.177
Guardian Portfolio - 1.65% series contract *	9.651	0.000	0.066	9.585
Guardian Portfolio - 1.65% series contract	207.318	8.283	1.698	213.903
Guardian Portfolio - 1.55% series contract	10.042	0.000	0.066	9.976
Guardian Portfolio - 1.50% series contract	533.953	902.166	658.929	777.190
Guardian Portfolio - 1.45% series contract	1,255.570	448.422	4.573	1,699.419
Guardian Portfolio - 1.40% series contract	109,707.002	32,785.155	46,453.175	96,038.982
Guardian Portfolio - 1.25% series contract	29,901.806	13,120.125	5,716.910	37,305.021
Guardian Portfolio - 1.00% series contract	891.272	2,763.923	1,365.525	2,289.670
Small-Cap Growth Portfolio - 1.70% series contract	2,177.174	419.086	0.000	2,596.260
Small-Cap Growth Portfolio - 1.65% series contract	79.774	0.000	0.000	79.774
Small-Cap Growth Portfolio - 1.40% series contract	16,810.777	3,082.361	2,524.558	17,368.580
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund - 1.80% series contract	8,076.208	0.000	0.000	8,076.208
Balanced Fund - 1.75% series contract	9.829	0.000	0.067	9.762
Balanced Fund - 1.70% series contract	1,182.245	121.467	154.227	1,149.485
Balanced Fund - 1.65% series contract *	1,601.630	84.087	36.425	1,649.292
Balanced Fund - 1.65% series contract	15,720.067	889.621	586.167	16,023.521
Balanced Fund - 1.55% series contract	10.229	168.502	0.864	177.867
Balanced Fund - 1.40% series contract	56,797.924	10,116.158	5,887.025	61,027.057
Balanced Fund - 1.25% series contract	15,110.910	4,253.765	2,179.995	17,184.680
Balanced Fund - 1.00% series contract	101.774	160.749	182.260	80.263
Capital Appreciation Fund - 2.00% series contract	2,764.615	0.000	1,121.588	1,643.027
Capital Appreciation Fund - 1.95% series contract	10,740.482	3,696.601	6,803.115	7,633.968
Capital Appreciation Fund - 1.80% series contract **	3.484	1,069.662	484.616	588.530
Capital Appreciation Fund - 1.80% series contract	227.956	3.750	231.706	0.000
Capital Appreciation Fund - 1.75% series contract	12,985.978	6,844.113	7,802.909	12,027.182
Capital Appreciation Fund - 1.70% series contract	548.885	7.382	383.994	172.273
Capital Appreciation Fund - 1.65% series contract *	1,295.811	2,309.375	2,157.696	1,447.490
Capital Appreciation Fund - 1.65% series contract	5,218.419	169.177	1,492.405	3,895.191
Capital Appreciation Fund - 1.55% series contract	4,160.520	10,600.616	1,307.707	13,453.429
Capital Appreciation Fund - 1.50% series contract **	373.687	2,521.061	811.891	2,082.857
Capital Appreciation Fund - 1.50% series contract	57.676	4.724	2.448	59.952
Capital Appreciation Fund - 1.45% series contract	1,981.003	745.480	8.645	2,717.838
Capital Appreciation Fund - 1.40% series contract	46,677.588	8,133.936	5,757.513	49,054.011
Capital Appreciation Fund - 1.25% series contract	85,974.372	85,470.696	24,804.809	146,640.259
Capital Appreciation Fund - 1.00% series contract	8,341.351	9,458.056	2,719.600	15,079.807
Global Securities Fund - 1.80% series contract	341.397	117.599	128.226	330.770
Global Securities Fund - 1.75% series contract	1,508.518	350.168	472.579	1,386.107
Global Securities Fund - 1.70% series contract	757.450	0.000	0.000	757.450
Global Securities Fund - 1.65% series contract *	1,828.478	69.881	3.395	1,894.964
Global Securities Fund - 1.65% series contract	6,490.850	959.743	818.198	6,632.395
Global Securities Fund - 1.55% series contract	639.261	2,598.583	1,699.014	1,538.830
Global Securities Fund - 1.40% series contract	61,499.274	10,508.984	8,422.042	63,586.216
Global Securities Fund - 1.25% series contract	24,514.515	30,675.598	11,971.791	43,218.322
Global Securities Fund - 1.00% series contract	343.151	166.019	347.806	161.364
Main Street Fund - 2.00% series contract	0.000	1,889.354	18.692	1,870.662
Main Street Fund - 1.95% series contract	0.000	7,724.642	104.302	7,620.340
Main Street Fund - 1.80% series contract	184.018	191.537	187.777	187.778
Main Street Fund - 1.75% series contract	9.800	8,983.624	1,476.800	7,516.624
Main Street Fund - 1.70% series contract	14.913	0.000	0.000	14.913
Main Street Fund - 1.65% series contract *	9.800	0.000	0.067	9.733
Main Street Fund - 1.65% series contract	4,804.336	367.990	0.000	5,172.326
Main Street Fund - 1.55% series contract	10.200	980.080	1.053	989.227
Main Street Fund - 1.45% series contract	101.678	20.967	0.259	122.386
Main Street Fund - 1.40% series contract	78,304.053	17,328.261	10,936.591	84,695.723
Main Street Fund - 1.25% series contract	12,160.332	23,848.591	12,898.566	23,110.357
Main Street Fund - 1.00% series contract	179.496	623.082	244.765	557.813
Main Street Small Cap Fund - 2.00% series contract	477.369	0.000	9.338	468.031
Main Street Small Cap Fund - 1.95% series contract	2,032.390	483.228	67.607	2,448.011
Main Street Small Cap Fund - 1.80% series contract	5,883.635	827.480	0.000	6,711.115
Main Street Small Cap Fund - 1.75% series contract	2,269.747	1,062.212	276.558	3,055.401
Main Street Small Cap Fund - 1.70% series contract	1,376.671	37.241	390.852	1,023.060
Main Street Small Cap Fund - 1.65% series contract *	455.645	1,180.864	16.704	1,619.805
Main Street Small Cap Fund - 1.65% series contract	5,332.205	540.330	729.127	5,143.408
Main Street Small Cap Fund - 1.55% series contract	849.511	2,245.869	65.464	3,029.916
Main Street Small Cap Fund - 1.50% series contract	0.000	61.176	0.000	61.176
Main Street Small Cap Fund - 1.45% series contract	69.221	14.084	0.177	83.128
Main Street Small Cap Fund - 1.40% series contract	89,132.743	16,932.212	12,570.455	93,494.500
Main Street Small Cap Fund - 1.25% series contract	13,320.462	23,343.870	13,387.244	23,277.088
Main Street Small Cap Fund - 1.00% series contract	3,358.109	9,385.842	12,234.772	509.179

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

36

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2010	Units Purchased	Units Redeemed	Units Outstanding 12/31/2010
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 2.00% series contract	1,972.395	0.000	154.604	1,817.791
High Yield Portfolio - 1.95% series contract	4,461.839	1,336.280	347.783	5,450.336
High Yield Portfolio - 1.80% series contract **	0.000	1,399.131	1,074.228	324.903
High Yield Portfolio - 1.80% series contract	924.194	0.000	924.194	0.000
High Yield Portfolio - 1.75% series contract	6,010.480	1,843.469	1,068.182	6,785.767
High Yield Portfolio - 1.70% series contract	2,357.075	245.491	484.069	2,118.497
High Yield Portfolio - 1.65% series contract *	473.326	17,037.909	14,265.131	3,246.104
High Yield Portfolio - 1.65% series contract	6,104.846	5,966.086	9,695.051	2,375.881
High Yield Portfolio - 1.55% series contract	777.700	6,479.550	4,004.281	3,252.969
High Yield Portfolio - 1.45% series contract	67.843	39.421	0.224	107.040
High Yield Portfolio - 1.40% series contract	38,556.510	7,273.394	11,996.149	33,833.755
High Yield Portfolio - 1.25% series contract	15,861.256	44,630.120	31,299.962	29,191.414
High Yield Portfolio - 1.00% series contract	323.585	428.341	13.033	738.893
Real Return Portfolio - 1.95% series contract	1,079.891	818.611	1,356.560	541.942
Real Return Portfolio - 1.80% series contract **	2.829	9.105	0.279	11.655
Real Return Portfolio - 1.80% series contract	1,965.920	0.000	0.000	1,965.920
Real Return Portfolio - 1.75% series contract	19,871.803	11,641.831	3,301.827	28,211.807
Real Return Portfolio - 1.70% series contract	4,512.040	411.771	366.074	4,557.737
Real Return Portfolio - 1.65% series contract *	1,570.040	8,940.235	8,652.183	1,858.092
Real Return Portfolio - 1.65% series contract	75,019.778	3,287.192	15,716.636	62,590.334
Real Return Portfolio - 1.55% series contract	28,450.460	14,278.784	13,946.800	28,782.444
Real Return Portfolio - 1.50% series contract **	163.909	1,079.665	243.124	1,000.450
Real Return Portfolio - 1.50% series contract	532.113	12.039	5.687	538.465
Real Return Portfolio - 1.45% series contract	2,615.337	242.982	1,981.262	877.057
Real Return Portfolio - 1.40% series contract	163,663.862	26,423.186	29,501.358	160,585.690
Real Return Portfolio - 1.25% series contract	73,868.116	91,358.950	27,120.834	138,106.232
Real Return Portfolio - 1.00% series contract	7,159.090	15,585.867	9,872.962	12,871.995
Total Return Portfolio - 2.00% series contract	1,305.901	5,030.040	27.551	6,308.390
Total Return Portfolio - 1.95% series contract	4,608.596	3,087.486	2,593.793	5,102.289
Total Return Portfolio - 1.80% series contract **	5.207	1,262.907	980.049	288.065
Total Return Portfolio - 1.80% series contract	2,314.498	0.000	0.000	2,314.498
Total Return Portfolio - 1.75% series contract	26,573.058	40,035.005	17,902.221	48,705.842
Total Return Portfolio - 1.70% series contract	1,989.675	11.937	33.105	1,968.507
Total Return Portfolio - 1.65% series contract *	17,679.787	32,564.196	27,045.427	23,198.556
Total Return Portfolio - 1.65% series contract	26,894.003	2,172.837	2,585.118	26,481.722
Total Return Portfolio - 1.55% series contract	14,413.326	37,571.253	18,700.878	33,283.701
Total Return Portfolio - 1.50% series contract **	1,594.189	3,035.671	1,056.004	3,573.856
Total Return Portfolio - 1.50% series contract	47.413	7.533	3.268	51.678
Total Return Portfolio - 1.45% series contract	6,765.668	1,108.991	4,020.379	3,854.280
Total Return Portfolio - 1.40% series contract	182,592.860	38,147.471	24,562.652	196,177.679
Total Return Portfolio - 1.25% series contract	157,650.383	297,963.915	110,512.312	345,101.986
Total Return Portfolio - 1.00% series contract	12,765.187	33,495.380	21,518.287	24,742.280
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund - 1.70% series contract	2,214.757	128.139	352.172	1,990.724
Rydex|SGI U.S. Long Short Momentum Fund - 1.65% series contract	3,660.199	641.826	682.388	3,619.637
Rydex|SGI U.S. Long Short Momentum Fund - 1.40% series contract	49,925.710	6,211.944	4,160.820	51,976.834
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	9.831	0.000	0.068	9.763
2015 ETF Fund - 1.70% series contract	1,831.652	60.099	0.000	1,891.751
2015 ETF Fund - 1.65% series contract *	9.831	0.000	0.068	9.763
2015 ETF Fund - 1.65% series contract	2,091.600	372.723	1,401.508	1,062.815
2015 ETF Fund - 1.55% series contract	1,435.483	158.494	1.425	1,592.552
2015 ETF Fund - 1.40% series contract	13,576.213	2,085.204	871.921	14,789.496
2015 ETF Fund - 1.25% series contract	639.090	535.660	404.645	770.105
2015 ETF Fund - 1.00% series contract	5,090.886	420.408	6.376	5,504.918
2025 ETF Fund - 1.75% series contract	9.810	0.000	0.067	9.743
2025 ETF Fund - 1.70% series contract	406.579	127.182	99.783	433.978
2025 ETF Fund - 1.65% series contract *	9.810	0.000	0.067	9.743
2025 ETF Fund - 1.65% series contract	9.281	0.000	0.235	9.046
2025 ETF Fund - 1.55% series contract	10.200	0.000	0.067	10.133
2025 ETF Fund - 1.40% series contract	6,616.006	3,325.076	1,313.474	8,627.608
2025 ETF Fund - 1.25% series contract	1,589.665	2,562.922	14.268	4,138.319
2025 ETF Fund - 1.00% series contract	267.651	1,175.953	686.120	757.484
2035 ETF Fund - 1.75% series contract	9.791	0.000	0.067	9.724
2035 ETF Fund - 1.65% series contract *	9.791	0.000	0.067	9.724
2035 ETF Fund - 1.65% series contract	20.091	0.000	0.509	19.582
2035 ETF Fund - 1.55% series contract	10.181	0.000	0.067	10.114
2035 ETF Fund - 1.40% series contract	10,773.794	2,225.195	463.711	12,535.278
2035 ETF Fund - 1.25% series contract	1,791.978	876.841	20.423	2,648.396
2035 ETF Fund - 1.00% series contract	422.118	399.904	4.665	817.357

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

37

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2011				Year Ended December 31, 2011
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	70	$5.119180	$5.271400	$367	4.31%	1.00%	1.80%	-20.89%	-20.24%
American Century Variable Portfolios - Class I:
Vista Fund	124	7.490926	7.703089	1,221	0.00%	1.00%	1.75%	-9.50%	-8.81%
American Century Variable Portfolios - Class II:
Large Company Value Fund	103	8.303254	8.538394	929	1.55%	1.00%	1.75%	-0.91%	-0.16%
Mid Cap Value Fund	78	11.032405	11.344753	981	1.22%	1.00%	1.75%	-2.57%	-1.83%
Ultra Fund	16	9.972819	10.264104	166	0.00%	1.40%	1.80%	-0.95%	-0.55%
Calamos Advisors Trust:
Growth and Income Portfolio	185	10.062883	10.686877	1,924	1.60%	1.00%	1.80%	-3.64%	-2.85%
Davis Variable Account Fund, Inc.:
Value Portfolio	521	8.193223	8.436709	4,300	0.95%	1.00%	1.80%	-5.90%	-5.13%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	80	10.000566	10.297620	970	0.68%	1.00%	1.80%	-1.16%	-0.35%
Stock Index Fund, Inc.	1,054	9.011037	9.348467	12,123	1.59%	1.00%	2.00%	-0.41%	0.61%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	27	12.421335	12.692241	348	0.00%	1.40%	1.70%	-9.35%	-9.07%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	21	9.739059	10.103800	202	0.35%	1.00%	2.00%	-1.80%	-0.80%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	3,337	0.941519	0.977671	3,279	0.01%	1.00%	2.00%	-2.08%	-1.02%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	52	14.193425	14.743969	762	1.53%	1.40%	1.80%	6.79%	7.22%
DWS Variable Series II - Class A:
Global Thematic VIP	5	7.066304	7.266484	36	0.66%	1.00%	1.75%	-15.88%	-15.24%
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP	3	9.996071	10.123811	30	0.41%	1.00%	1.75%	-7.97%	-7.27%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,134	9.470330	9.916077	10,976	1.07%	0.75%	2.00%	-2.87%	-1.63%
Ibbotson Conservative ETF Asset Allocation Portfolio	385	10.393304	10.687410	4,073	1.39%	1.00%	1.75%	1.34%	2.11%
Ibbotson Growth ETF Asset Allocation Portfolio	2,264	9.003059	9.257959	20,556	1.22%	1.00%	1.75%	-5.36%	-4.64%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	652	9.885883	10.255900	6,599	0.89%	1.00%	2.00%	-0.93%	0.08%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	18	14.894612	15.199827	278	0.74%	1.00%	1.75%	-5.44%	-4.72%
Franklin U.S. Government Fund	185	11.225140	11.629261	2,113	3.08%	1.00%	1.95%	3.62%	4.63%
Mutual Global Discovery Securities Fund	43	12.434418	12.706501	542	2.39%	1.00%	1.80%	-4.70%	-3.93%
Mutual Shares Securities Fund	179	8.629484	8.952592	1,584	2.52%	1.00%	2.00%	-3.02%	-2.03%
Templeton Foreign Securities Fund	71	7.748083	7.967486	560	1.96%	1.00%	1.75%	-12.20%	-11.53%
Templeton Global Bond Securities Fund	125	12.268213	12.536660	1,551	4.83%	1.00%	1.80%	-2.65%	-1.86%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	31	10.445717	10.689653	330	0.99%	1.40%	1.80%	-1.86%	-1.46%
Dividend Growth Fund (*)	20	9.118557	9.137312	182	0.00%	1.40%	1.70%	-8.81%	-8.63%
Global Health Care Fund	56	13.973590	14.377929	802	0.00%	1.40%	1.70%	2.19%	2.50%
Small Cap Equity Fund	141	10.385160	10.693710	1,438	0.00%	1.00%	1.80%	-2.51%	-1.72%
Van Kampen Comstock Fund (*)	276	8.862432	8.923392	2,458	0.00%	1.00%	2.00%	-11.38%	-10.77%
Van Kampen U.S. Mid Cap Value Portfolio	160	9.835346	10.203632	2,523	0.73%	1.00%	2.00%	-1.09%	-0.09%
Invesco Variable Insurance Funds - Series II Shares:
Capital Development Fund	232	8.446387	8.762737	2,337	0.00%	1.00%	2.00%	-9.22%	-8.30%
Global Real Estate Fund	161	7.383254	7.602681	1,210	4.09%	1.00%	1.80%	-8.40%	-7.66%
Government Securities Fund	65	12.841949	13.213424	846	3.17%	1.40%	1.70%	5.81%	6.13%
International Growth Fund	119	8.266987	8.576550	1,007	0.86%	1.00%	2.00%	-8.85%	-7.92%
Mid Cap Core Equity Fund	90	9.313688	9.662443	1,062	0.09%	1.00%	2.00%	-8.37%	-7.44%
Utilities Fund	78	17.470576	17.883532	1,393	3.06%	1.40%	1.70%	14.18%	14.53%
Janus Aspen Series - Service Shares:
Balanced Portfolio	361	10.770796	11.090608	4,768	2.50%	1.00%	1.80%	-0.47%	0.34%
Enterprise Portfolio	69	9.357667	9.708206	952	0.00%	1.00%	2.00%	-3.62%	-2.63%
Janus Portfolio	181	8.704766	9.030733	1,883	0.42%	1.00%	2.00%	-7.43%	-6.48%
Overseas Portfolio	763	6.623595	6.871767	6,723	0.41%	1.00%	2.00%	-33.69%	-33.01%
Worldwide Portfolio	13	10.582833	10.889172	140	0.51%	1.40%	1.70%	-15.45%	-15.19%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	67	10.695756	11.095922	812	3.41%	1.00%	2.00%	3.54%	4.59%
Mid Cap Growth Portfolio	101	10.155422	10.457165	1,068	0.34%	1.00%	1.80%	-8.79%	-8.05%
U.S. Real Estate Portfolio	135	22.223968	23.086338	3,114	0.87%	1.40%	1.80%	4.02%	4.44%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	137	9.206529	9.467249	1,776	0.36%	1.00%	1.75%	-4.77%	-4.05%
Small-Cap Growth Portfolio	17	11.320089	11.647675	202	0.00%	1.40%	1.70%	-2.74%	-2.44%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	93	7.554273	7.768147	978	2.17%	1.00%	1.75%	-1.37%	-0.62%
Capital Appreciation Fund	309	8.204908	8.512192	2,796	0.10%	1.00%	2.00%	-3.34%	-2.36%
Global Securities Fund	151	8.693508	8.951832	2,005	1.03%	1.00%	1.80%	-10.17%	-9.44%
Main Street Fund	191	8.958107	9.293574	1,939	0.52%	1.00%	2.00%	-2.30%	-1.31%
Main Street Small & Mid Cap Fund	151	10.081174	10.458794	2,407	0.39%	1.00%	2.00%	-4.33%	-3.36%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	162	11.616474	12.051119	2,258	7.21%	1.00%	2.00%	1.30%	2.33%
Real Return Portfolio	556	11.962934	12.410444	7,659	2.09%	1.00%	2.00%	9.45%	10.57%
Total Return Portfolio	796	12.002816	12.451883	10,446	2.67%	1.00%	2.00%	1.54%	2.58%
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	55	13.589094	13.982274	764	0.00%	1.40%	1.70%	-8.15%	-7.87%
Wilshire Variable Insurance Trust:
2015 ETF Fund	25	10.056222	10.340842	246	1.51%	1.00%	1.75%	-0.21%	0.55%
2025 ETF Fund	22	9.539855	9.809874	205	1.42%	1.00%	1.75%	-1.49%	-0.74%
2035 ETF Fund	20	8.951236	9.204655	169	1.15%	1.00%	1.75%	-3.40%	-2.66%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

(*)	Period from May 2, 2011 (commencement of operations) to December 31, 2011.

38

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2010				Year Ended December 31, 2010
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	59	$6.470723	$6.609293	$388	3.06%	1.00%	1.80%	2.42%	3.26%
American Century Variable Portfolios - Class I:
Vista Fund	134	8.277643	8.447685	1,459	0.00%	1.00%	1.75%	21.72%	22.65%
American Century Variable Portfolios - Class II:
Large Company Value Fund	78	8.379646	8.551779	731	1.40%	1.00%	1.75%	8.86%	9.69%
Mid Cap Value Fund	64	11.323945	11.556464	830	2.09%	1.00%	1.75%	16.90%	17.79%
Ultra Fund	17	10.162319	10.320486	180	0.30%	1.40%	1.65%	13.91%	14.20%
Calamos Advisors Trust:
Growth and Income Portfolio	170	10.779388	11.000721	1,813	1.97%	1.00%	1.75%	9.64%	10.48%
Davis Variable Account Fund, Inc.:
Value Portfolio	439	8.666676	8.893019	3,835	1.61%	1.00%	1.95%	10.57%	11.64%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	82	10.126186	10.334125	1,003	0.61%	1.00%	1.75%	12.54%	13.40%
Stock Index Fund, Inc.	1,081	9.047928	9.292102	12,924	1.57%	1.00%	2.00%	12.25%	13.39%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	34	13.617148	13.958169	475	0.00%	1.40%	1.80%	27.60%	28.11%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	22	9.917702	10.185373	211	0.64%	1.00%	2.00%	24.41%	25.68%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	3,644	0.962210	0.987722	3,657	0.02%	1.00%	1.95%	-1.99%	-1.00%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	52	13.291456	13.751185	718	1.87%	1.40%	1.80%	12.98%	13.43%
DWS Variable Series II - Class A:
Global Thematic VIP	4	8.400455	8.573022	34	0.65%	1.00%	1.75%	11.67%	12.52%
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP (*)	1	10.861584	10.917154	8	0.00%	1.00%	1.75%	8.62%	9.17%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	993	9.784589	10.080308	9,832	0.74%	0.75%	1.85%	9.57%	10.79%
Ibbotson Conservative ETF Asset Allocation Portfolio	301	10.255725	10.466234	3,121	1.30%	1.00%	1.75%	4.52%	5.32%
Ibbotson Growth ETF Asset Allocation Portfolio	2,013	9.513007	9.708368	19,242	0.72%	1.00%	1.75%	11.87%	12.72%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	585	10.041865	10.248024	5,939	0.53%	1.00%	1.75%	6.97%	7.79%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	8	15.751718	15.952883	130	0.89%	1.00%	1.75%	25.98%	26.94%
Franklin U.S. Government Fund	131	10.832468	11.115070	1,442	3.20%	1.00%	1.95%	3.23%	4.23%
Mutual Global Discovery Securities Fund	23	13.059139	13.226029	299	1.58%	1.00%	1.75%	10.00%	10.84%
Mutual Shares Securities Fund	107	8.897999	9.138067	967	1.44%	1.00%	2.00%	8.97%	10.08%
Templeton Foreign Securities Fund	66	8.936391	9.005516	600	1.63%	1.00%	1.80%	6.46%	7.32%
Templeton Global Bond Securities Fund	45	12.602330	12.774265	572	0.95%	1.00%	1.80%	12.39%	13.30%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	36	10.643531	10.848006	395	0.96%	1.40%	1.80%	7.59%	8.02%
Global Health Care Fund	58	13.674634	14.027646	815	0.00%	1.40%	1.70%	3.50%	3.82%
Small Cap Equity Fund	101	10.652494	10.880488	1,046	0.00%	1.00%	1.80%	26.23%	27.25%
Van Kampen U.S. Mid Cap Value Portfolio	150	9.944060	10.212394	2,489	0.93%	1.00%	2.00%	19.80%	21.02%
Invesco Variable Insurance Funds - Series II Shares:
Capital Development Fund	190	9.312514	9.555680	2,179	0.00%	1.00%	1.95%	16.16%	17.29%
Global Real Estate Fund	128	8.060636	8.233218	1,045	5.43%	1.00%	1.80%	15.13%	16.07%
Government Securities Fund	84	12.137272	12.450523	1,041	4.39%	1.40%	1.70%	3.32%	3.63%
International Growth Fund	60	9.069558	9.314225	554	1.83%	1.00%	2.00%	10.36%	11.48%
Mid Cap Core Equity Fund	62	10.164508	10.438767	871	0.33%	1.00%	2.00%	11.50%	12.64%
Utilities Fund	80	15.300605	15.614793	1,241	3.22%	1.40%	1.70%	4.21%	4.52%
Janus Aspen Series - Service Shares:
Balanced Portfolio	302	15.720479	11.052679	4,206	2.61%	1.00%	1.80%	6.17%	7.04%
Enterprise Portfolio	61	9.708680	9.970796	888	0.00%	1.00%	2.00%	23.01%	24.27%
Janus Portfolio	172	9.402980	9.656721	2,151	0.37%	1.00%	2.00%	11.97%	13.12%
Overseas Portfolio	619	9.989001	10.258563	8,742	0.55%	1.00%	2.00%	22.52%	23.77%
Worldwide Portfolio	13	12.516371	12.839573	165	0.47%	1.40%	1.70%	13.56%	13.90%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	84	10.330062	10.608601	982	5.85%	1.00%	2.00%	5.00%	6.07%
Mid Cap Growth Portfolio	81	11.797164	11.372385	933	0.00%	1.00%	1.80%	29.94%	30.99%
U.S. Real Estate Portfolio	151	21.365561	22.104864	3,323	2.16%	1.40%	1.80%	27.63%	28.15%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	141	9.667942	9.866519	1,998	0.32%	1.00%	1.75%	16.86%	17.75%
Small-Cap Growth Portfolio	20	11.638908	11.939400	239	0.00%	1.40%	1.70%	17.58%	17.94%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	105	11.052216	7.816423	1,127	1.12%	1.00%	1.80%	10.65%	11.55%
Capital Appreciation Fund	256	8.488664	8.717787	2,471	0.00%	1.00%	2.00%	6.96%	8.05%
Global Securities Fund	120	18.821424	9.884958	1,858	1.10%	1.00%	1.80%	13.62%	14.55%
Main Street Fund	132	9.169411	9.416867	1,372	0.75%	1.00%	2.00%	13.51%	14.67%
Main Street Small Cap Fund	141	10.537658	10.822114	2,378	0.38%	1.00%	2.00%	20.60%	21.82%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	89	11.467345	11.776522	1,319	7.42%	1.00%	2.00%	12.22%	13.36%
Real Return Portfolio	442	10.939102	11.224463	5,865	1.44%	1.00%	1.95%	6.00%	7.03%
Total Return Portfolio	721	11.820199	12.138890	9,432	2.59%	1.00%	2.00%	5.96%	7.04%
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	58	14.794413	15.176287	872	0.00%	1.40%	1.70%	9.32%	9.65%
Wilshire Variable Insurance Trust:
2015 ETF Fund	26	10.077834	10.284702	253	0.71%	1.00%	1.75%	9.58%	10.42%
2025 ETF Fund	14	9.683884	9.882687	132	0.74%	1.00%	1.75%	9.94%	10.78%
2035 ETF Fund	16	9.266038	9.456316	142	0.61%	1.00%	1.75%	10.68%	11.53%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

(*)	Period from May 1, 2010 (commencement of operations) to December 31, 2010.

39

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2009				Year Ended December 31, 2009
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund	36	$9.893130	$10.042331	$366	1.96%	1.40%	1.80%	25.99%	26.50%
Global Health Care Fund	60	13.112901	13.511580	814	0.33%	1.40%	1.80%	25.38%	25.89%
Small Cap Equity Fund	87	7.797068	8.550168	707	0.21%	1.00%	1.80%	19.10%	20.07%
AIM Variable Insurance Funds - Series II Shares:
Capital Development Fund	136	8.016716	8.147189	1,458	0.00%	1.00%	1.95%	39.22%	40.57%
Global Real Estate Fund	65	6.979837	7.093527	460	0.00%	1.00%	1.95%	28.54%	29.79%
Government Securities Fund	104	11.747773	12.014345	1,233	3.98%	1.40%	1.70%	-1.96%	-1.66%
International Growth Fund	41	8.218273	8.354808	337	2.28%	1.00%	2.00%	33.03%**	33.56%
Mid Cap Core Equity Fund	52	9.115804	9.267259	675	1.18%	1.00%	2.00%	24.74%**	28.56%
Utilities Fund	83	14.682867	14.938860	1,242	4.33%	1.40%	1.70%	12.66%	13.00%
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	37	6.319785	6.400844	234	1.71%	1.00%	1.75%	32.01%	33.02%
American Century Variable Portfolios - Class I:
Vista Fund	110	9.840471	6.887900	1,006	0.00%	1.00%	1.80%	20.27%	21.25%
American Century Variable Portfolios - Class II:
Large Company Value Fund	60	7.697617	7.796256	527	4.45%	1.00%	1.75%	17.81%	18.71%
Mid Cap Value Fund	48	9.687193	9.811271	540	3.22%	1.00%	1.75%	27.53%	28.50%
Ultra Fund	16	8.921347	9.037277	141	0.16%	1.40%	1.65%	32.30%	32.64%
Calamos Advisors Trust:
Growth and Income Portfolio	144	9.831745	9.957634	1,389	2.53%	1.00%	1.75%	36.98%	38.03%
Davis Variable Account Fund, Inc.:
Value Portfolio	275	7.838409	7.966007	2,159	1.28%	1.00%	1.95%	28.60%	29.84%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	54	8.997699	9.112949	621	0.59%	1.00%	1.75%	31.11%	32.11%
Stock Index Fund, Inc.	906	8.060648	8.194625	10,130	1.66%	1.00%	2.00%	27.61%**	24.78%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	31	10.727576	10.895130	337	0.46%	1.40%	1.70%	54.99%	55.46%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	9	8.001784	8.104363	70	0.63%	1.00%	1.75%	32.96%	33.97%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,217	0.981785	0.997746	2,284	0.13%	1.00%	1.95%	-1.84%	-0.88%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	51	11.764922	12.122559	620	2.14%	1.40%	1.80%	20.03%	20.52%
DWS Variable Series II - Class A:
Global Thematic VIP	2	7.522745	7.619166	17	0.88%	1.00%	1.75%	41.31%	42.39%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	797	8.930171	9.098203	7,163	0.97%	0.75%	1.85%	17.31%	18.62%
Ibbotson Conservative ETF Asset Allocation Portfolio	258	9.812406	9.937960	2,553	0.85%	1.00%	1.75%	6.37%	7.19%
Ibbotson Growth ETF Asset Allocation Portfolio	1,693	8.503536	8.612471	14,406	1.02%	1.00%	1.75%	22.47%	23.40%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	494	9.387505	9.507678	4,670	1.04%	1.00%	1.75%	11.31%	12.16%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund (*)	2	12.503298	12.567145	19	0.10%	1.00%	1.75%	25.03%**	25.67%
Franklin U.S. Government Fund	74	10.493454	10.663899	781	3.25%	1.00%	1.95%	1.09%	2.06%
Mutual Global Discovery Securities Fund (*)	7	11.871802	11.932491	85	0.45%	1.00%	1.75%	18.72%**	19.32%
Mutual Shares Securities Fund	91	8.165325	8.300977	746	1.61%	1.00%	2.00%	24.46%**	24.79%
Templeton Foreign Securities Fund	46	8.284897	8.391002	387	2.37%	1.00%	1.75%	34.65%	35.67%
Templeton Global Bond Securities Fund (*)	10	11.216863	11.274241	112	0.35%	1.00%	1.75%	12.17%**	12.74%
Janus Aspen Series - Service Shares:
Balanced Portfolio	244	14.806427	10.325953	3,350	2.83%	1.00%	1.80%	23.32%	24.33%
Enterprise Portfolio	62	7.892488	8.023770	757	0.00%	1.00%	2.00%	29.78%**	43.00%
Janus Portfolio	175	8.397398	8.536954	1,959	0.33%	1.00%	2.00%	28.57%**	34.65%
Overseas Portfolio	473	8.152962	8.288537	5,673	0.41%	1.00%	2.00%	44.23%**	77.28%
Worldwide Portfolio	14	11.021983	11.272269	153	1.22%	1.40%	1.70%	35.07%	35.48%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	147	13.422253	8.379171	1,846	1.19%	1.00%	1.80%	27.17%	28.21%
Small-Cap Growth Portfolio	19	9.898718	10.123469	193	0.00%	1.40%	1.70%	20.67%	21.04%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	99	9.988388	7.007018	953	0.00%	1.00%	1.80%	19.41%	20.38%
Capital Appreciation Fund	181	7.936138	8.068067	1,688	0.00%	1.00%	2.00%	29.75%**	42.71%
Global Securities Fund	98	16.564900	8.629610	1,424	1.72%	1.00%	1.80%	36.85%	37.96%
Main Street Fund	96	9.377848	8.212236	899	1.45%	1.00%	1.80%	25.69%	26.72%
Main Street Small Cap Fund	125	8.738019	8.883329	1,785	0.56%	1.00%	2.00%	25.34%**	35.51%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	78	10.218999	10.388554	1,113	9.46%	1.00%	2.00%	29.88%**	39.03%
Real Return Portfolio	380	10.319650	10.487255	4,913	3.00%	1.00%	1.95%	16.09%	17.21%
Total Return Portfolio	457	11.155822	11.340888	5,827	5.02%	1.00%	2.00%	8.19%**	12.93%
Rydex Variable Trust:
All-Cap Opportunity Fund	56	13.533244	13.840415	771	0.09%	1.40%	1.70%	25.13%	25.51%
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	83	9.837953	10.001181	930	9.09%	1.00%	2.00%	6.45%**	8.55%
Mid Cap Growth Portfolio	35	9.079173	8.681640	307	0.00%	1.00%	1.80%	54.82%	56.08%
U.S. Mid Cap Value Portfolio	125	16.392156	8.438627	1,863	1.12%	1.00%	1.80%	36.70%	37.81%
U.S. Real Estate Portfolio	157	16.740693	17.249879	2,711	2.72%	1.40%	1.80%	26.04%	26.56%
Wilshire Variable Insurance Trust:
2015 ETF Fund	25	9.196467	9.314180	221	3.96%	1.00%	1.75%	18.26%	19.16%
2025 ETF Fund	9	8.808543	8.921314	76	2.44%	1.00%	1.75%	18.35%	19.26%
2035 ETF Fund	13	8.371790	8.479013	103	1.26%	1.00%	1.75%	18.77%	19.68%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

(*)	Period from May 1, 2009 (commencement of operations) to December 31, 2009.
(**)	Return data from May 1, 2009 (commencement of operations) to December 31, 2009.

40

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2008				Year Ended December 31, 2008
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund	32	$7.852466	$7.938572	$251	2.12%	1.40%	1.80%	-31.40%		-31.12%
Global Health Care Fund	66	10.458720	10.733033	707	0.00%	1.40%	1.80%	-29.91%		-29.62%
Small Cap Equity Fund	63	6.546427	7.120692	421	0.00%	1.00%	1.80%	-32.55%		-28.79%
AIM Variable Insurance Funds - Series II Shares:
Capital Development Fund	72	5.758201	5.795762	661	0.00%	1.00%	1.95%	-42.42	%*	-42.04%
Global Real Estate Fund (**)	16	5.429994	5.465460	87	10.88%	1.00%	1.95%	-45.70	%*	-45.35%
Government Securities Fund	139	11.904572	12.216679	1,677	5.16%	1.40%	1.80%	9.96%		10.41%
International Growth Fund (**)	0	6.223396	6.255352	1	0.93%	1.00%	1.75%	-37.77	%*	-37.45%
Mid Cap Core Equity Fund	30	7.171892	7.208720	351	1.45%	1.00%	1.75%	-28.28	%*	-27.91%
Utilities Fund	84	13.033041	13.219963	1,104	2.13%	1.40%	1.70%	-33.66%		-33.46%
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio (**)	6	4.787477	4.812121	27	0.00%	1.00%	1.75%	-52.13	%*	-51.88%
American Century Variable Portfolios - Class I:
Vista Fund	76	8.182309	5.680969	602	0.00%	1.00%	1.80%	-49.55%		-43.19%
American Century Variable Portfolios - Class II:
Large Company Value Fund	49	6.533709	6.567284	376	2.32%	1.00%	1.75%	-34.66	%*	-34.33%
Mid Cap Value Fund	25	9.475791	7.635021	238	0.06%	1.00%	1.80%	-25.87%		-23.65%
Ultra Fund	14	6.743089	6.813422	96	0.00%	1.40%	1.65%	-42.61%		-42.47%
Calamos Advisors Trust:
Growth and Income Portfolio	158	6.960236	7.214261	1,111	1.71%	1.00%	1.80%	-32.97%		-27.86%
Davis Variable Account Fund, Inc.:
Value Portfolio	77	6.095247	6.135020	461	2.23%	1.00%	1.95%	-39.05	%*	-38.65%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	47	6.862957	6.898203	421	0.44%	1.00%	1.75%	-31.37	%*	-31.02%
Stock Index Fund, Inc.	617	6.524462	6.567000	5,996	1.70%	1.00%	1.95%	-34.76	%*	-34.33%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	24	6.921463	7.008211	170	0.00%	1.40%	1.70%	-42.19%		-42.01%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	4	6.018251	6.049206	24	0.55%	1.00%	1.75%	-39.82	%*	-39.51%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,140	1.000203	1.006613	2,253	1.75%	1.00%	1.95%	0.02%		*0.66%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	48	9.801722	10.058744	476	1.71%	1.40%	1.80%	-30.99%		-30.71%
DWS Variable Series II - Class A:
Global Thematic VIP (**)	1	5.323694	5.351076	3	0.00%	1.00%	1.75%	-46.76	%*	-46.49%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	357	7.617803	7.669871	2,720	0.16%	0.75%	1.75%	-23.82	%*	-23.30%
Ibbotson Conservative ETF Asset Allocation Portfolio	101	9.507629	9.271650	941	0.00%	1.00%	1.80%	-7.73%		-7.28%
Ibbotson Growth ETF Asset Allocation Portfolio	523	6.943526	6.979180	3,593	0.20%	1.00%	1.75%	-30.56	%*	-30.21%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	143	8.433410	8.476642	1,211	0.00%	1.00%	1.75%	-15.67	%*	-15.23%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin U.S. Government Fund (**)	10	10.380789	10.448171	105	0.05%	1.00%	1.95%	3.81	%*	4.48%
Mutual Shares Securities Fund (**)	29	6.618078	6.652059	190	0.10%	1.00%	1.75%	-33.82	%*	-33.48%
Templeton Foreign Securities Fund	36	6.153120	6.184704	228	3.41%	1.00%	1.75%	-38.47	%*	-38.15%
Janus Aspen Series - Service Shares:
Balanced Portfolio	179	12.006206	8.305469	2,150	2.47%	1.00%	1.80%	-17.58%		-16.95%
International Growth Portfolio	215	4.644991	4.675330	1,845	2.53%	1.00%	1.95%	-53.55	%*	-53.25%
Large Cap Growth Portfolio	74	6.307491	6.339912	648	0.65%	1.00%	1.75%	-36.93	%*	-36.60%
Mid Cap Growth Portfolio	33	12.235497	5.611013	325	0.07%	1.00%	1.80%	-44.87%		-43.89%
Worldwide Growth Portfolio	14	8.160287	8.320213	113	1.01%	1.40%	1.70%	-45.75%		-45.58%
Neuberger Berman Advisors Management Trust - Class S:
Guardian Portfolio	98	10.554314	6.535544	1,030	0.00%	1.00%	1.80%	-38.50%		-34.64%
Small-Cap Growth Portfolio	20	8.203333	8.364074	166	0.74%	1.40%	1.70%	-40.51%		-40.33%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	81	8.364761	5.820592	676	2.86%	1.00%	1.80%	-44.64%		-41.79%
Capital Appreciation Fund	64	5.616786	5.653452	509	0.00%	1.00%	1.95%	-43.83	%*	-43.47%
Global Securities Fund	74	12.104769	6.255104	844	1.24%	1.00%	1.80%	-41.41%		-37.45%
Main Street Fund	74	7.461033	6.480853	562	1.25%	1.00%	1.80%	-39.74%		-35.19%
Main Street Small Cap Fund	93	11.273235	6.555295	1,052	0.28%	1.00%	1.80%	-39.13%		-34.45%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	52	7.434006	7.472104	618	8.44%	1.00%	1.75%	-25.66	%*	-25.28%
Real Return Portfolio	309	8.889573	8.947331	3,655	4.12%	1.00%	1.95%	-11.10	%*	-10.53%
Total Return Portfolio	282	9.977449	10.042223	3,511	5.31%	1.00%	1.95%	-0.23%		*0.42%
Rydex Variable Trust:
Sector Rotation Fund	53	10.815258	11.027126	581	0.00%	1.40%	1.70%	-41.75%		-41.57%
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	83	9.166620	9.213551	873	8.31%	1.00%	1.75%	-8.33	%*	-7.86%
Mid Cap Growth Portfolio	15	5.533710	5.562187	87	1.15%	1.00%	1.75%	-44.66	%*	-44.38%
U.S. Mid Cap Value Portfolio	97	6.091834	6.123166	1,159	0.72%	1.00%	1.75%	-39.08	%*	-38.77%
U.S. Real Estate Portfolio	175	13.281890	13.630311	2,379	3.10%	1.40%	1.80%	-39.02%		-38.77%
Wilshire Variable Insurance Trust:
2015 Moderate Fund	14	7.776667	7.816555	106	2.34%	1.00%	1.75%	-22.23	%*	-21.83%
2025 Moderate Fund	6	7.442562	7.480747	41	2.49%	1.00%	1.75%	-25.57	%*	-25.19%
2035 Moderate Fund	9	7.048757	7.084940	57	1.91%	1.00%	1.75%	-29.51	%*	-29.15%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

(*)	Return data from May 1, 2008 (commencement of operations) to December 31, 2008.
(**)	Period from May 1, 2008 (commencement of operations) to December 31, 2008.

41

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2007				Year Ended December 31, 2007
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund	36	$11.447537	$11.525903	$414	1.24%	1.40%	1.80%	6.16%	6.60%
Global Health Care Fund	87	14.921861	15.250844	1,327	0.00%	1.40%	1.80%	9.83%	10.28%
Small Cap Equity Fund (**)	43	9.705946	9.732791	414	0.08%	1.40%	1.80%	-2.94%	-2.67%
AIM Variable Insurance Funds - Series II Shares:
Capital Development Fund	75	18.552248	18.961204	1,421	0.00%	1.40%	1.80%	8.55%	8.99%
Government Securities Fund	45	10.885526	11.064895	494	4.39%	1.40%	1.70%	4.29%	4.61%
Mid Cap Core Equity Fund	26	17.043674	17.324473	456	0.06%	1.40%	1.70%	7.42%	7.75%
Utilities Fund	114	19.573671	19.867972	2,254	2.22%	1.40%	1.80%	18.15%	18.63%
American Century Variable Portfolios - Class I:
Vista Fund	64	16.219699	16.424171	1,043	0.00%	1.40%	1.80%	37.25%	37.81%
American Century Variable Portfolios - Class II:
Large Company Value Fund	74	12.297133	12.393735	921	0.26%	1.40%	1.65%	-2.98%	-2.74%
Mid Cap Value Fund	23	12.843559	12.944432	291	0.59%	1.40%	1.65%	-4.04%	-3.80%
Ultra Fund	6	11.750498	11.842813	72	0.00%	1.40%	1.65%	18.84%	19.14%
Calamos Advisors Trust:
Growth and Income Portfolio (*)	19	10.390856	10.412111	201	0.90%	1.40%	1.70%	3.91%	4.12%
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	10	9.915583	9.935864	101	2.13%	1.40%	1.70%	-0.84%	-0.64%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	41	13.886525	14.115350	575	0.26%	1.40%	1.70%	5.66%	5.98%
Stock Index Fund, Inc.	731	15.704157	16.050344	11,725	1.58%	1.40%	1.80%	3.09%	3.51%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	22	11.972196	12.085181	272	0.00%	1.40%	1.70%	12.76%	13.11%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio (*)	1	9.282133	9.297957	13	0.00%	1.40%	1.65%	-7.18%	-7.02%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	300	1.040491	1.062268	317	4.24%	1.40%	1.80%	2.89%	3.24%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	51	14.203655	14.516747	739	1.37%	1.40%	1.80%	4.92%	5.35%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	31	10.073382	10.093988	317	0.00%	1.40%	1.70%	0.73%	0.94%
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	7	10.310689	10.331779	69	0.00%	1.40%	1.70%	3.11%	3.32%
Ibbotson Growth ETF Asset Allocation Portfolio (*)	34	9.974504	9.994910	339	0.00%	1.40%	1.70%	-0.25%	-0.05%
Ibbotson Income and Growth ETF Asset Allocation Portfolio (*)	12	10.172244	10.193054	119	0.00%	1.40%	1.70%	1.72%	1.93%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund (*)	42	10.654555	10.683643	445	0.01%	1.40%	1.80%	6.55%	6.84%
Janus Aspen Series - Service Shares:
Balanced Portfolio	174	14.566355	14.887467	2,583	2.35%	1.40%	1.80%	8.29%	8.73%
International Growth Portfolio	105	24.479230	24.787670	2,589	0.48%	1.40%	1.80%	25.70%	26.22%
Large Cap Growth Portfolio	45	15.746602	16.093765	723	0.62%	1.40%	1.80%	12.72%	13.18%
Mid Cap Growth Portfolio	23	22.195241	22.684432	526	0.07%	1.40%	1.80%	19.54%	20.03%
Worldwide Growth Portfolio	14	15.042227	15.290105	210	0.59%	1.40%	1.70%	7.50%	7.82%
Neuberger Berman Advisors Management Trust - Class S:
Fasciano Portfolio	18	13.788830	14.016051	248	0.00%	1.40%	1.70%	-1.20%	-0.90%
Guardian Portfolio	49	17.160312	17.538603	857	0.29%	1.40%	1.80%	5.20%	5.63%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	74	15.108425	15.441489	1,135	2.33%	1.40%	1.80%	1.61%	2.03%
Capital Appreciation Fund	47	16.049263	16.403071	759	0.01%	1.40%	1.80%	11.80%	12.26%
Global Securities Fund	66	20.660063	21.115403	1,386	1.06%	1.40%	1.80%	4.16%	4.59%
Main Street Fund	64	12.380440	12.536531	804	0.68%	1.40%	1.80%	2.27%	2.69%
Main Street Small Cap Fund	85	18.518740	18.926901	1,604	0.15%	1.40%	1.80%	-3.18%	-2.78%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	68	15.787991	16.136017	1,093	7.20%	1.40%	1.80%	1.64%	2.06%
Real Return Portfolio	267	13.144768	13.434606	3,573	4.54%	1.40%	1.80%	8.66%	9.11%
Total Return Portfolio	257	12.177148	12.445605	3,187	3.35%	1.40%	1.80%	6.79%	7.23%
Rydex Variable Trust:
Sector Rotation Fund	64	18.566282	18.872120	1,212	0.00%	1.40%	1.70%	20.65%	21.02%
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	41	11.688802	11.946516	494	3.78%	1.40%	1.80%	3.54%	3.97%
Mid Cap Growth Portfolio (*)	12	11.226671	11.249638	135	0.00%	1.40%	1.70%	12.27%	12.50%
U.S. Mid Cap Value Portfolio	143	20.800124	21.258576	3,034	0.71%	1.40%	1.80%	5.89%	6.33%
U.S. Real Estate Portfolio	311	21.780726	22.260722	6,903	1.40%	1.40%	1.80%	-18.57%	-18.24%
Wilshire Variable Insurance Trust:
2015 Moderate Fund (*)	7	9.987179	10.007599	72	0.86%	1.40%	1.70%	-0.13%	0.08%
2025 Moderate Fund (*)	4	9.950280	9.970642	43	0.61%	1.40%	1.70%	-0.50%	-0.29%

2035 Moderate Fund (*)	5	9.904116	9.921001	48	0.07%	1.40%	1.65%	-0.96%	-0.79%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.
(*)	Period from May 01, 2007 (commencement of operations) to December 31, 2007.
(**)	Period from April 30, 2007 (commencement of operations) to December 31, 2007.

42

PART C

Other Information

Note:	This Part C contains information related to ContributorPlus individual variable annuity contract (File No. 333-148459) and Annuity Investors Variable Account C.

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required Financial Statements are included in Part A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company authorizing establishment of Annuity Investors Variable Account C. 4/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements

(a)	Distribution Agreement between Annuity Investors Life Insurance Company and Great American Advisors, Inc. 4/

(b)	Form of Selling Agreement between Annuity Investors Life Insurance Company, Great American Advisors, Inc., and another broker-dealer. 4/

(4)	Individual and Group Contract Forms, Endorsements and Riders.

(a)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (P1814807NW). 10/

(b)	Form of Enhanced Death Benefit Rider (R1815608NW). 9/

(c)	Form of Extended Care Waiver Rider (R6020808NW). 9/

(d)	Form of Terminal Illness Rider (R6019408NW). 9/

(e)	Form of Guaranteed Lifetime Withdrawal Benefit Rider (R1815408NW). 9/

(f)	Form of Guaranteed Minimum Withdrawal Benefit Rider (R1815508NW). 9/

(g)	Form of IRA Endorsement (E6003002NW). 9/

(h)	Form of Roth IRA Endorsement (E6003102NW). 9/

(i)	Form of SIMPLE IRA Endorsement (E6003202NW). 9/

1

(j)	Form of Inherited IRA Endorsement (E6014507NW). 9/

(k)	Form of Tax Sheltered Annuity Endorsement (TSA 403(b), and Employer Plan TSA) (E6003305NW). 9/

(l)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement (401(a) Pension or Profit Sharing) (E6003405NW). 9/

(m)	Form of Section 457 Governmental Plan Endorsement (E6003505NW). 9/

(n)	Form of Employer Plan Endorsement (Employer Plan TSA, 401(a) Pension or Profit Sharing, and Section 457 Governmental Plan) (EPLAN (Rev. 2/98)-3). 9/

(o)	Form of Loan Endorsement (TSA 403(b), Employer Plan TSA, 401(a) Pension or Profit Sharing, and Section 457 Governmental Plan) (E1808703NW). 9/

(5)	Applications

(a)	Form of Order Ticket (used in lieu of application) (A1814907NW). 9/

(6)	Organizational Documents

(a)	Articles of Incorporation of Annuity Investors Life Insurance Company. 1/

(i)	Amendment to Articles of Incorporation adopted April 9, 1996, and approved by Secretary of State of Ohio on July 11, 1996. 2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996, and approved by Secretary of State of Ohio on December 3, 1996. 2/

(b)	Code of Regulations of Annuity Investors Life Insurance Company. 3/

(7)	Not Applicable.

(8)	Other Material Contracts.

(a)	Service Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(b)	Agreement (GAA) between AAG Securities Inc. (now Great American Advisors, Inc.) and AAG Insurance Agency, Inc. 2/

(c)	Investment Services Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

2

(d)	AIM Variable Insurance Funds: Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc., and AIM Variable Insurance Funds. 4/

(i)	AIM Variable Insurance Funds: Amendment effective July 1, 2002, to Participation Agreement. 4/

(ii)	AIM Variable Insurance Funds: Amendment dated April 30, 2004, to Participation Agreement. 5/

(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 11/

(iv)	AIM Variable Insurance Funds: Amendment effective April 30, 2010, to Participation Agreement. 14/

(e)	AIM: Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company and AIM Advisors, Inc. 4/

(f)

AIM: Agreement (Trademarks and Fund Names) dated April 4, 2001, among Annuity Investors Life Insurance Company, Great American Advisors, Inc., AIM Management Group, Inc., and AIM Variable Insurance Funds. 4/

(g)	AIM: Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 4/

(h)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)

AllianceBernstein Variable Products Series Fund, Inc.: Participation Agreement among Annuity Investors Life Insurance Company, Great American Advisors, Inc., AllianceBernstein Investments, Inc. and AllianceBernstein Variable Products Series Fund, Inc. dated as of May 1, 2008. 11/

(j)	AllianceBernstein: Administration Services Agreement between Annuity Investors Life Insurance Company and AllianceBernstein Investments, Inc. dated as of May 1, 2008. 12/

(k)	American Century: Shareholder Services Agreement dated November 10, 2004, between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. 5/

3

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 13/

(l)	American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company dated as of October 16, 2006. 11/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Information Agreement. 13/

(m)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

(n)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 11/

(o)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 11/

(p)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Davis Variable Account Fund: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

(q)	Dreyfus: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Dreyfus Service Corporation. 4/

(r)	Dreyfus: Amended and Restated Letter Agreement dated April 24, 1997, between The Dreyfus Corporation and Annuity Investors Life Insurance Company. 2/

(i)	Dreyfus: Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement. 4/

(ii)	Dreyfus: Second Amendment dated December 1, 2004, to Agreement. 5/

(s)	Dreyfus Stock Index Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Life And Annuity Index Fund, Inc. (Dreyfus Stock Index Fund). 2/

4

(i)	Dreyfus Stock Index Fund: Amendment dated July 1, 2002, to Participation Agreement. 4/

(t)	Dreyfus Socially Responsible Growth Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund: Amendment dated July 1, 2002, to Fund Participation Agreement. 4/

(u)	Dreyfus Variable Investment Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus Variable Investment Fund: Amendment dated July 1 2002, to Participation Agreement. 4/

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007, to Participation Agreement. 8/

(v)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 11/

(w)

DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 11/

(x)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May1, 2008. 11/

(i)	DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 13/

(y)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 11/

(z)

FIVIT Ibbotson Portfolios: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc., and ALPS Distributors, Inc. 8/

(i)	FIVIT Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 11/

5

(aa)	FIVIT Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 11 /

(bb)

Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 8/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 11/

(cc)	Franklin Templeton Variable Insurance Products Trust: Administrative Services Agreement between Annuity Investors Life Insurance Company and Franklin Templeton Services, LLC. 11/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 11/

(dd)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 11/

(ee)	Janus Aspen Series: Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company. 4/

(i)	Janus Aspen Series: Amendment dated July 1, 2002, to Participation Agreement. 4/

(ii)	Janus Aspen Series: Amendment to Participation Agreement as of December 1, 2005. 7/

(iii)	Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 11 /

(ff)	Janus: Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company and Janus Distributors, Inc. 4/

(gg)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 11/

(hh)

Neuberger Berman Advisers Management Trust: Participation Agreement dated July 1, 2002, among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and Annuity Investors Life Insurance Company. 4/

6

(ii)	Neuberger Berman: Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company. 4/

(jj)	Neuberger Berman: Rule 22c-2 Shareholder Information Agreement between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company dated as of March 15, 2007. 11/

(kk)	Oppenheimer Variable Account Funds: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds, and Oppenheimer Funds, Inc. 4/

(ll)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company and the Oppenheimer Variable Account Funds. 6/

(mm)	Oppenheimer: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Oppenheimer Funds, Inc. 4/

(nn)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 11/

(oo)	PIMCO Variable Insurance Trust: Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 4/

(pp)

PIMCO Variable Insurance Trust: Amendment dated December 1, 2004, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC. 5/

(qq)

PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors, LLC. 7/

(rr)

PIMCO Variable Insurance Trust: Novation of and Amendment to Participation Agreement dated December 8, 2010, by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 14/

(ss)	PIMCO: Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company. 4/

(tt)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 11/

7

(uu)

Van Kampen Universal Institutional Funds: Participation Agreement dated May 1, 1997, among Annuity Investors Life Insurance Company, Morgan Stanley Universal Funds, Inc. (now The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (now Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (now Morgan Stanley Investments LP). 2/

(i)	Van Kampen Universal Institutional Funds: Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997. 4/

(ii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2007, to Participation Agreement. 8/

(iii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 11/

(vv)	Van Kampen: Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Morgan Stanley Investment Management Inc., and Morgan Stanley Investments LP. 4/

(ww)	Van Kampen: Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 11/

(xx)	Wilshire Variable Insurance Trust: Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc., and Annuity Investors Life Insurance Company. 8/

(yy)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement between Wilshire Variable Insurance Trust and Annuity Investors Life Insurance Company dated as of May 1, 2008. 12/

(9)	Opinion and Consent of Counsel. 10/

(10)	Consent of Independent Registered Public Accounting Firm. **/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. **/

1/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account B on December 23, 1996. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017

8

2/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account B on June 3, 1997.

1933 Act File No. 333-19725, 1940 Act File No. 811-08017

3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B on November 17, 1998.

1933 Act File No. 333-51955, 1940 Act File No. 811-08017

4/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on July 25, 2002.

1933 Act File No. 333-88300, 1940 Act File No. 811-21095,

5/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors Variable Account C on or about March 1, 2005.

1933 Act File No. 333-88302, 1940 Act File No. 811-21095

6/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account A on or about April 27, 2005.

1933 Act File No. 033-65409, 1940 Act File No. 811-07299

7/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors Variable Account B on April 28, 2006.

1933 Act File No. 333-19725, 1940 Act File No. 811-08017

8/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors Variable Account B on May 1, 2007.

1933 Act File No. 333-19725, 1940 Act File No. 811-08017

9/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008.

1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095

10/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008.

1933 Act File No. 333-148459 (ContributorPlus), 1940 Act File No. 811-21095

11/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 27, 2009.

1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095

12/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account C on February 16, 2010.

1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095

13/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account C on or about April 28, 2010.

1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095

9

14/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A on or about April 15, 2011.

1933 Act File No. 033-59861, 1940 Act File No. 811-07299

**/	Filed herewith.
##/	To be filed by amendment.

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Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Stephen Craig Lindner	Director, President & Chief Executive Officer
Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer-Operations & Treasurer
Mark Francis Muething	Director and Executive Vice President & Secretary
Michael J. Prager	Director
Jeffrey G. Hester	Director
John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer
Adrienne Kessling	Senior Vice President-Operations
Brian Sponaugle	Vice President
Richard L.Sutton	Assistant Vice President & Appointed Actuary
William C. Ellis	Assistant Treasurer
Thomas E. Mischell	Assistant Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company®, is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

Annuity Investors Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company.

A chart that indicates the persons controlled by or under common control with the Company was filed with Post-Effective Amendment No. 20 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861; 1940 Act File No. 811-07299 on or about April 20, 2011, and is hereby incorporated by reference.

Item 27. Number of Contract Owners

As of February 29, 2012, there were 157 Individual Contract Owners of which 150 were qualified and 7 were non-qualified. As of February 29, 2012, there were 0 Participants (Certificate Owners) in 0 Group Contracts.

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Item 28. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter

(a)

Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

12

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 12th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director
Peter J. Nerone	President
Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office located at 301 East Fourth Street, Cincinnati OH 45202.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

13

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Port-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 19th of April, 2012.

ANNUITY INVESTORS® VARIABLE ACCOUNT C
(Registrant)

By:	/S/ S. CRAIG LINDNER
S. Craig Lindner*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/S/ S. CRAIG LINDNER
S. Craig Lindner*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/S/ S. CRAIG LINDNER	President and Chief Executive Officer
S. Craig Lindner*	April 19, 2012

/S/ CHRISTOPHER P. MILIANO	Executive Vice President, Chief Financial
Christopher P. Miliano*	Officer-Operations, Treasurer & Director April 19, 2012

/S/ MARK F. MUETHING	Executive Vice President, Secretary & Director
Mark F. Muething*	April 19, 2012

/S/ MICHAEL J. PRAGER	Director
Michael J. Prager*	April 19, 2012

/S/ JEFFREY G. HESTER	Director
Jeffrey G. Hester*	April 19, 2012

/s/ JOHN P. GRUBER
*John P. Gruber, as Attorney-in-Fact April 19, 2012

14

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10	Consent of Independent Registered Public Accounting Firm.

99	Powers of Attorney.

15